FIDELITY(REGISTERED TRADEMARK)
LOW-PRICED STOCK
FUND

SEMIANNUAL REPORT
JANUARY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  39  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 43  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY(REGISTERED             -3.86%         3.15%        106.30%       392.52%
TRADEMARK) LOW-PRICED STOCK

FIDELITY LOW-PRICED STOCK       -6.75%         0.05%        100.11%       377.74%
(INCL. 3.00% SALES CHARGE)

Russell 2000 (registered        12.25%         17.75%       115.62%       279.12%
trademark)

Small Cap Funds Average         19.57%         29.42%       149.03%       416.78%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 814 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY LOW-PRICED STOCK         3.15%        15.58%        17.28%

FIDELITY LOW-PRICED STOCK         0.05%        14.88%        16.93%
(INCL. 3.00% SALES CHARGE)

Russell 2000                      17.75%       16.61%        14.25%

Small Cap Funds Average           29.42%       19.01%        17.05%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Low-Priced Stock            Russell 2000
             00316                       RS002
  1990/01/31       9700.00                    10000.00
  1990/02/28       9887.49                    10310.48
  1990/03/31       9986.16                    10711.51
  1990/04/30       9611.19                    10361.77
  1990/05/31      10371.01                    11095.18
  1990/06/30      10657.17                    11117.66
  1990/07/31      10597.97                    10628.66
  1990/08/31       9542.12                     9213.14
  1990/09/30       9123.36                     8397.87
  1990/10/31       8968.91                     7885.20
  1990/11/30       9452.88                     8486.44
  1990/12/31       9751.50                     8823.16
  1991/01/31      10647.36                     9621.07
  1991/02/28      11594.70                    10693.95
  1991/03/31      12367.00                    11446.69
  1991/04/30      12840.67                    11417.89
  1991/05/31      13036.32                    11962.13
  1991/06/30      12253.73                    11265.02
  1991/07/31      13005.43                    11660.32
  1991/08/31      13365.83                    12091.92
  1991/09/30      13420.86                    12186.61
  1991/10/31      13889.53                    12508.93
  1991/11/30      13325.00                    11930.37
  1991/12/31      14262.40                    12885.69
  1992/01/31      15497.38                    13929.78
  1992/02/29      16491.92                    14336.13
  1992/03/31      15945.47                    13850.87
  1992/04/30      16098.48                    13365.62
  1992/05/31      16207.77                    13543.35
  1992/06/30      15814.32                    12902.85
  1992/07/31      16327.99                    13351.81
  1992/08/31      16284.27                    12975.05
  1992/09/30      16416.81                    13274.29
  1992/10/31      16690.23                    13696.22
  1992/11/30      17818.10                    14744.25
  1992/12/31      18391.67                    15257.91
  1993/01/31      18864.13                    15774.34
  1993/02/28      18702.80                    15410.00
  1993/03/31      19267.46                    15910.05
  1993/04/30      19083.08                    15473.32
  1993/05/31      19486.41                    16158.00
  1993/06/30      19555.55                    16258.80
  1993/07/31      19809.07                    16483.28
  1993/08/31      20512.01                    17195.38
  1993/09/30      20678.68                    17680.64
  1993/10/31      21440.46                    18135.71
  1993/11/30      21071.86                    17538.81
  1993/12/31      22108.95                    18138.48
  1994/01/31      23259.13                    18707.17
  1994/02/28      23246.35                    18639.51
  1994/03/31      22223.97                    17655.39
  1994/04/30      22415.67                    17760.33
  1994/05/31      22338.99                    17560.90
  1994/06/30      22019.49                    16964.59
  1994/07/31      22517.90                    17243.32
  1994/08/31      23361.37                    18204.16
  1994/09/30      23472.30                    18143.21
  1994/10/31      23654.58                    18071.60
  1994/11/30      23023.60                    17341.75
  1994/12/31      23172.12                    17807.67
  1995/01/31      23157.63                    17583.00
  1995/02/28      23823.83                    18314.43
  1995/03/31      23983.14                    18629.85
  1995/04/30      24765.20                    19044.09
  1995/05/31      25272.09                    19371.54
  1995/06/30      26242.42                    20376.45
  1995/07/31      27878.95                    21550.17
  1995/08/31      28139.64                    21995.98
  1995/09/30      28642.27                    22388.79
  1995/10/31      27827.37                    21387.52
  1995/11/30      28551.73                    22286.10
  1995/12/31      28940.61                    22874.11
  1996/01/31      29253.48                    22849.59
  1996/02/29      30192.09                    23561.69
  1996/03/31      30692.69                    24041.31
  1996/04/30      31975.46                    25326.84
  1996/05/31      32945.36                    26324.90
  1996/06/30      32319.62                    25243.91
  1996/07/31      31083.78                    23039.02
  1996/08/31      32272.69                    24376.66
  1996/09/30      33283.81                    25329.29
  1996/10/31      33893.59                    24938.91
  1996/11/30      35689.05                    25966.50
  1996/12/31      36722.91                    26647.02
  1997/01/31      37135.72                    27179.56
  1997/02/28      37565.73                    26520.54
  1997/03/31      36877.71                    25269.14
  1997/04/30      36826.11                    25339.58
  1997/05/31      39595.38                    28158.60
  1997/06/30      41195.02                    29365.35
  1997/07/31      43345.07                    30731.78
  1997/08/31      43706.28                    31434.96
  1997/09/30      46557.82                    33735.82
  1997/10/31      45798.43                    32253.84
  1997/11/30      46015.40                    32045.23
  1997/12/31      46540.10                    32606.12
  1998/01/31      46558.62                    32091.54
  1998/02/28      49114.34                    34464.48
  1998/03/31      50929.28                    35885.88
  1998/04/30      51651.55                    36084.45
  1998/05/31      50466.28                    34141.05
  1998/06/30      50225.53                    34212.88
  1998/07/31      47910.56                    31443.21
  1998/08/31      40373.03                    25337.58
  1998/09/30      41804.54                    27320.44
  1998/10/31      43466.18                    28434.66
  1998/11/30      45249.41                    29924.43
  1998/12/31      46787.21                    31776.20
  1999/01/31      46316.27                    32198.48
  1999/02/28      44207.26                    29590.58
  1999/03/31      43490.61                    30052.53
  1999/04/30      46705.31                    32745.46
  1999/05/31      47974.81                    33223.77
  1999/06/30      50247.62                    34726.14
  1999/07/31      49694.78                    33773.28
  1999/08/31      47729.10                    32523.37
  1999/09/30      46476.71                    32530.47
  1999/10/31      46025.90                    32662.22
  1999/11/30      47185.13                    34612.46
  1999/12/31      49164.23                    38530.59
  2000/01/31      47774.43                    37911.84
IMATRL PRASUN   SHR__CHT 20000131 20000211 093342 R00000000000123

$10,000 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Low-Priced Stock Fund on January 31, 1990, and the current 3.00% sales charge was paid. As the chart shows, by January 31, 2000, the value of the investment would have grown to $47,774 - a 377.74% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $37,912 - a 279.12% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

* THE LIPPER SMALL-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER SMALL-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF JANUARY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP VALUE FUNDS AVERAGE WERE -3.01%, 4.75%, 86.10%, AND 222.27%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 4.75%, 12.98%, AND 12.14%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE SMALL-CAP SUPERGROUP AVERAGE WERE 16.07%, 26.36%, 126.41%, AND 311.75%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 26.36%, 17.01%, AND 14.56, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

What goes up must come down. Or
must it? Technology stocks seemed
united in their quest to prove this
age-old theory wrong during the six
months that ended January 31, 2000.
Driven in large part by investors'
ongoing fancy with the Internet and
dot.com stocks, the technology sector
- as measured by the NASDAQ
Index - returned 49.52% during
the six-month period. In contrast,
the Standard & Poor's 500  SM Index,
which serves as a general barometer
of overall U.S. stock performance,
returned 5.59%. It wasn't only the
industry leaders that got into the
act, either, as the technology rally
included scores of smaller and
medium-sized stocks. The Russell
2000 Index - a popular gauge of
small-cap stock performance -
returned a respectable 12.25%
during the period. The NASDAQ,
however, continued to be the
index du jour during the period -
the index was at around 2700 points
when the period began, crossed
4000 before New Year's and ended
January just under that threshold.
Since many tech stocks rose despite
a lack of discernible earnings, these
gains perplexed some money
managers, especially those that feel a
company's stock price follows its
earnings growth. Sensing that the
Federal Reserve Board would raise
interest rates in early February, tech
stocks sold off some throughout
January. Time will tell, though, if it's only a speed bump.

(photograph of Joel Tillinghast)

An interview with Joel Tillinghast, Portfolio Manager of Fidelity
Low-Priced Stock Fund

Q. HOW DID THE FUND PERFORM, JOEL?

A. It was a tough period for the fund. For the six months that ended January 31, 2000, the fund returned -3.86%. This trailed both the Russell 2000 Index - which returned 12.25% during that time - and the small cap funds average, which returned 19.57%, according to Lipper Inc. For the 12 months that ended January 31, 2000, the fund returned 3.15%, while the Russell 2000 and Lipper group returned 17.75% and 29.42%, respectively.

Q. WHAT FACTORS HINDERED THE FUND'S PERFORMANCE DURING THE PERIOD?

A. I followed an earnings-driven strategy in a market that rewarded concepts and price momentum. Companies with high earnings relative to their stock prices typically outperform, and I did and still do favor these kinds of stocks. This year, however, stocks within the Russell 2000 that experienced earnings losses outperformed, and those with small profits relative to their stock prices beat those with larger profits. This unusual trend continued through the second half of 1999 and into early 2000. Even more frustrating, many stocks with healthy earnings gains failed to keep pace with the Russell 2000. Of the companies within the index with four consecutive quarterly earnings gains of 20% or higher, three out of five trailed the index. The success rate was even lower for non-technology stocks. Buying stocks with strong earnings growth worked its usual magic within the technology universe, but I did not hold enough of these stocks relative to the fund's peers. Also, with valuations soaring throughout the tech sector, the fund's technology weighting was somewhat constrained by its mandate to invest primarily in stocks priced $35 or lower.

Q. HOW DID YOU RESPOND TO THE DRAMATIC GROWTH IN TECHNOLOGY AND THE
INTERNET?

A. While the fund remained underweighted in technology relative to the index during the period, I did raise its overall weighting to approximately 18%. The fund's five best-performing stocks fell into the tech category, including Siliconix - which makes power and analog semiconductors - and Symantec, a leading anti-virus and security software manufacturer. Data storage company Advanced Digital Corp. also performed well. I tried to add companies that were developing new Internet-related businesses, but also focused on those that were profitable at the time I bought in. One good example was RCM Technologies, a technology-related staffing firm that shifted around 30% of its business to web-related projects. Another was Daisytek, a company whose principal business involves distributing toner cartridges. Daisytek spun off a company called PFS Web, which provides back-office support to business-to-business e-commerce companies.

Q. TOGETHER, FINANCE AND HEALTH STOCKS ACCOUNTED FOR NEARLY ONE-FOURTH OF THE FUND'S ASSETS DURING THE PERIOD. HOW DID THESE GROUPS
CONTRIBUTE TO PERFORMANCE?

A. Finance stocks struggled across the board as a convergence of insurance losses, credit losses and rising interest rates spelled trouble for banks, savings and loans and insurance companies. Very few stocks - including diversified financial company UICI - were able to avoid this triple whammy. Health stocks, on the other hand, performed better during this six-month period than the prior one. Universal Health Services - which was a negative contributor six months ago - managed to solve some reimbursement and operational issues, and the company's earnings snapped back as a result.

Q. WHICH OTHER STOCKS PROVED DISAPPOINTING? WHICH PERFORMED WELL?

A. British tobacco firm Gallaher turned in a weak performance, as the industry in general suffered from the ongoing U.S. tobacco litigation talks. Other disappointments included restaurant group Applebee's and USEC, a government-privatized company specializing in uranium enrichment. Media-related stocks performed well during the period, including cable television companies such as Moffat Communications and Cogeco.

Q. WHAT'S YOUR OUTLOOK FOR THE NEXT FEW MONTHS?

A. Investors will continue to play conceptual stocks until something happens to make them more skeptical of their ability to generate future profits. If Internet companies become concerned about mounting losses and start to lay off employees, investors could become more attracted to somewhat more mundane businesses that are producing real-time profitability. In the meantime, the fund is extremely well-positioned to benefit when the market again appreciates undervalued, small-growth companies.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: capital appreciation by
investing mainly in low-priced
common stocks ($35 or less
at time of purchase)

FUND NUMBER: 316

TRADING SYMBOL: FLPSX

START DATE: December 27, 1989

SIZE: as of January 31,
2000, more than $6.1
billion

MANAGER: Joel Tillinghast,
since 1989; analyst for natural
gas, personal care products,
appliance and tobacco
industries, 1986-1989;
joined Fidelity in 1986

JOEL TILLINGHAST
CONTEMPLATES HOW INVESTORS
VALUED STOCKS IN 1999:

"Historically, a company's stock
price has reflected the real value
of its business, and earnings have
always been crucial to stock
performance. But 1999 proved
that not everyone accepts
earnings as a starting premise
anymore. Of the 100
top-performing stocks in the
Russell 2000 at the end of the year,
43 of the companies lost money.

"Whether we're seeing a
fundamental switch in the way
money managers should research
and value stocks is unclear. What
is clear is that we've seen a major
swing in how investors value stocks.
Much of this stems from
instantaneous news flow.
Investors can get a ton of
information on a stock quickly and
easily through the Internet, and I
feel many are trading more on
news than actual company
fundamentals. This strategy
worked well in 1999, but it ignores
longer-term positioning. For
future-oriented industries such as
the Internet, what really matters
is where the company will be in
five years.

"Instant news flow also is
changing earnings momentum
strategies. For instance, the
response time for a good earnings
report is much quicker thanks to
the Internet. On a stock-specific
basis, prices should stay pretty
volatile as the market digests
news flow all at once instead of
gradually."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JANUARY
31, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Dallas Semiconductor Corp.        2.2                     1.3

Reynolds & Reynolds Co. Class A   1.4                     1.2

Black Box Corp.                   1.4                     0.9

Siliconix, Inc.                   1.3                     0.3

Biomet, Inc.                      1.2                     0.9

BJ's Wholesale Club, Inc.         1.1                     0.9

Quest Diagnostics, Inc.           1.1                     0.7

Universal Health Services,        1.1                     0.8
Inc. Class B

Gallaher Group PLC sponsored      1.0                     1.3
ADR

Advanced Digital Information      1.0                     0.5
Corp.

                                  12.8                    8.8

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

TECHNOLOGY                        17.9                    12.9

FINANCE                           14.1                    16.5

HEALTH                            9.5                     8.8

MEDIA & LEISURE                   8.0                     8.2

RETAIL & WHOLESALE                7.9                     8.3



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000 *                                     AS OF JULY 31, 1999 **

Stocks                           99.8%                       Stocks                              97.9%

Convertible Securities            0.0%                       Convertible Securities               0.2%

Short-Term Investments and                                   Short-Term Investments and
Net Other Assets                  0.2%                       Net Other Assets                     1.9%

* FOREIGN INVESTMENTS            22.1%                       ** FOREIGN INVESTMENTS              22.6%

Row: 1, Col: 1, Value: 99.8                                  Row: 1, Col: 1, Value: 97.90000000000001
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.2
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.2                                   Row: 1, Col: 8, Value: 1.9





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS JANUARY 31, 2000 (UNAUDITED)


Showing Percentage of Net Assets



COMMON STOCKS - 99.8%

                                 SHARES                   VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.4%

AEROSPACE & DEFENSE - 0.1%

Allied Research Corp. (a)(d)      473,000                 $ 3,666

Cordant Technologies, Inc.        15,000                   496

Primex Technologies, Inc.         183,200                  3,916

                                                           8,078

DEFENSE ELECTRONICS - 0.3%

Ducommun, Inc. (a)(d)             1,095,500                11,845

Flir Systems, Inc.                203,000                  3,743

                                                           15,588

SHIP BUILDING & REPAIR - 0.0%

Newport News Shipbuilding,        51,000                   1,288
Inc.

TOTAL AEROSPACE & DEFENSE                                  24,954

BASIC INDUSTRIES - 4.7%

CHEMICALS & PLASTICS - 2.5%

Aronkasei Co. Ltd.                750,000                  2,430

Asko Oyj                          625,000                  10,256

Celanese AG (a)                   80,000                   1,650

CFC International, Inc. (a)       52,400                   301

Ellis & Everard PLC               300,000                  1,023

Evc International NV (a)          150,000                  1,951

General Chemical Group, Inc.      176,700                  398

Georgia Gulf Corp.                465,000                  12,729

International Specialty           769,300                  5,481
Products, Inc. (a)

Low & Bonar PLC                   150,000                  365

Lydall, Inc. (a)                  31,000                   233

Nihon Kagaku Sangyo Co. Ltd.      200,000                  529

Nippon Chemical Industrial        300,000                  776
Co. Ltd.

Octel Corp. (a)(d)                1,472,000                16,192

OM Group, Inc.                    100,000                  3,763

Peak International Ltd. (a)(d)    914,100                  10,169

Solutia, Inc.                     1,380,800                18,986

Spartech Corp.                    815,000                  20,884

Synthetech, Inc. (a)              240,000                  975

Tokyo Printing Ink                375,000                  1,009
Manufacturing Co. Ltd.

USEC, Inc. (d)                    8,630,000                45,308

Wardle Storeys PLC                200,000                  1,402

                                                           156,810

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - 0.4%

Beltecno Corp. (a)                125,000                 $ 361

Chubu Steel Plate Co. Ltd.        1,000,000                1,555

Cold Metal Products, Inc. (d)     332,400                  1,163

Harris Steel Group, Inc.          220,600                  3,053
Class A

Japan Steel Tower Co. Ltd.        500,000                  1,345

Kentucky Electric Steel, Inc.     367,500                  942
(a)(d)

Nippon Steel Drum Co. Ltd.        100,000                  261

Northwest Pipe Co. (a)            109,000                  1,621

Richardsons Westgarth PLC (d)     3,632,300                3,697

Roanoke Electric Steel Corp.      347,000                  5,812

Samuel Manu-Tech, Inc.            35,000                   182

Takigami Steel Construction       300,000                  1,089
Co. Ltd.

                                                           21,081

METALS & MINING - 0.8%

Acier Leroux, Inc. Class B (a)    125,000                  454

Cable Design Technology Corp.     430,000                  9,890
(a)

Chase Industries, Inc. (a)(d)     908,200                  7,720

De Beers Consolidated Mines       1,000,000                26,250
Ltd. ADR

Draka Holding NV                  45,000                   2,489

General Cable Corp.               100,000                  775

Lindberg Corp.                    82,500                   568

Major Drilling Group              100,000                  315
International, Inc. (a)

Nagahori Corp.                    200,000                  465

Toami Corp. (d)                   350,000                  1,841

U.S. Aggregates, Inc.             15,000                   225

Zemex Cda Corp. (a)               73,300                   678

                                                           51,670

PACKAGING & CONTAINERS - 0.3%

Astronics Corp. (a)(d)            387,950                  4,025

Boxmore International PLC         300,000                  1,294

Liqui-Box Corp.                   32,000                   1,526

Owens-Illinois, Inc. (a)          275,000                  5,036

Silgan Holdings, Inc. (a)         523,600                  7,069

                                                           18,950

PAPER & FOREST PRODUCTS - 0.7%

Crown Van Gelder (CVG)            300,000                  3,639
(non-vtg.) (d)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Mercer International, Inc.        202,200                 $ 1,251
(SBI)

Metsa-Serla Oyj Class B Free      3,075,000                34,316
Shares

Noda Corp.                        100,000                  435

Rolland, Inc.                     200,000                  761

Uehara Sei Shoji Co. Ltd.         1,050,000                2,737

                                                           43,139

TOTAL BASIC INDUSTRIES                                     291,650

CONSTRUCTION & REAL ESTATE -
6.6%

BUILDING MATERIALS - 1.2%

American Woodmark Corp.           135,700                  2,417

Asahi Concrete Works Co. Ltd.     1,150,000                3,587
(d)

Barnett, Inc. (a)                 730,000                  7,802

Brampton Brick Ltd. Class A       575,000                  2,228
(a)(d)

Devcon International Corp.        346,700                  1,885
(a)(d)

Domco, Inc.                       504,000                  2,755

Drew Industries, Inc. (a)(d)      1,144,200                10,727

Hibiya Engineering Ltd.           1,500,000                8,602

Kingspan Group PLC                175,000                  523

Komai Tekko, Inc.                 100,000                  335

Kondotec, Inc.                    275,000                  1,347

Kyushu Fujisash Co. Ltd.          200,000                  495

Lafarge Corp.                     30,000                   724

Matsuo Bridge Co. Ltd.            500,000                  926

McClain Industries, Inc. (a)      20,100                   89

Nichiha Corp.                     300,000                  2,248

Owens Corning                     300,000                  4,819

Patrick Industries, Inc. (d)      453,100                  5,324

Polynorm NV                       19,950                   1,100

Quixote Corp. (d)                 742,000                  10,017

Richelieu Hardware Ltd. (a)       20,000                   143

ROHN Industries, Inc. (a)         275,000                  825

Shaw Group (a)                    90,000                   2,076

Watsco, Inc. Class A              107,500                  1,250

                                                           72,244

CONSTRUCTION - 3.7%

American Homestar Corp. (a)       839,200                  2,518

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

Aoki Marine Co. Ltd.              126,000                 $ 293

Barratt Developments PLC          250,000                  858

Beazer Homes USA, Inc. (a)(d)     632,700                  11,626

Clayton Homes, Inc.               4,655,000                39,568

Crossman Communities, Inc.        1,159,100                18,835
(a)(d)

D. R. Horton, Inc.                1,339,800                15,491

Dominion Homes, Inc. (a)(d)       578,000                  3,071

Engle Homes, Inc. (d)             1,006,500                10,694

Henry Boot & Sons PLC             1,100,000                3,643

Jacobs Engineering Group,         1,135,000                33,483
Inc. (a)

Kaneshita Construction Co.        400,000                  2,089
Ltd.

M/I Schottenstein Homes, Inc.     880,000                  11,440
(d)

Matsui Construction Co. Ltd.      400,000                  1,110

Meritage Corp. (a)                257,100                  2,619

NCI Building Systems, Inc. (a)    762,500                  11,533

Oakwood Homes Corp. (d)           2,700,000                7,425

Oriole Homes Corp. Class B        261,800                  376
(a)(d)

Palm Harbor Homes, Inc. (a)       35,900                   559

Robertson Ceco Corp. (a)(d)       1,017,600                9,985

Southern Energy Homes, Inc.       1,425,100                2,583
(a)(d)

Swan Hill Group PLC               1,100,000                1,439

Takada Kiko Co. Ltd.              700,000                  3,011

Tay Homes PLC (a)                 1,150,000                1,644

Technip SA (a)(e)                 50,000                   5,260

U.S. Home Corp. (a)               911,745                  21,825

Volker Wessels Stevin NV          145,000                  2,279

Writer Corp. (a)                  67,000                   180

Yokogawa Bridge Corp.             1,000,000                2,886

Yokogawa Construction Co.         300,000                  936
Ltd.

                                                           229,259

ENGINEERING - 1.2%

Anthony & Sylvan Pools Corp.      50,000                   369
(a)

Dai-Dan Co. Ltd.                  300,000                  1,536

Fugro NV                          320,000                  15,216

Hoan Kogyo Co. Ltd.               500,000                  1,159

Japan Engineering Consultants     300,000                  726

Kawasaki Setsubi Kogyo Co.        200,000                  633
Ltd.

Metalrax Group PLC Class L        2,100,000                2,036

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

ENGINEERING - CONTINUED

MYR Group, Inc. (d)               600,300                 $ 17,671

Ohba Co. Ltd.                     125,000                  227

Sanshin Corp.                     250,000                  493

Sanyo Engineering &               900,000                  2,857
Construction, Inc.

Stantec, Inc. (a)(d)              700,000                  5,279

Taihei Dengyo Kaisha Ltd.         100,000                  247

URS Corp. (a)(d)                  1,268,100                22,033

Willbros Group, Inc. (a)          643,200                  3,859

                                                           74,341

REAL ESTATE - 0.1%

Chuo Warehouse Co. Ltd.           300,000                  1,480

FRM Nexus, Inc. (a)(d)            156,649                  220

Nagawa Co. Ltd.                   825,000                  5,914

Wilshire Oil of Texas (a)         391,000                  1,564

                                                           9,178

REAL ESTATE INVESTMENT TRUSTS
- 0.4%

AMRESCO Capital Trust, Inc.       377,400                  3,467

Banyan Strategic Realty Trust     872,350                  4,798
(SBI)

Meditrust Corp. unit              465,000                  1,686

Redwood Trust, Inc. (d)           1,005,400                12,568

                                                           22,519

TOTAL CONSTRUCTION & REAL                                  407,541
ESTATE

DURABLES - 6.9%

AUTOS, TIRES, & ACCESSORIES -
3.6%

Autocam Corp. (d)                 400,002                  7,400

AutoZone, Inc. (a)                2,000,000                52,500

D. C. Cook Holdings PLC (d)       2,300,000                409

Dixon Motors PLC                  400,000                  827

European Motor Holdings PLC       250,000                  212

FCC Co. Ltd.                      50,000                   717

Federal Screw Works (d)           108,800                  4,678

Fuji Oozx, Inc.                   200,000                  385

Giant Industries, Inc. (a)        417,200                  3,598

Intermet Corp.                    133,000                  1,513

Keiiyu Co. Ltd.                   100,000                  799

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Koito Industries Ltd.             1,000,000               $ 3,640

Lufkin Industries, Inc.           150,000                  2,269

Meritor Automotive, Inc.          1,659,500                27,797

Monaco Coach Corp. (a)            457,500                  9,951

Monro Muffler Brake, Inc.         744,000                  6,510
(a)(d)

Murakami Corp. (d)                800,000                  5,206

Nissin Shoji Co. Ltd.             250,000                  982

Owari Precise Products Co.        350,000                  658
Ltd.

Piolax, Inc. (d)                  750,000                  5,725

Quicks Group PLC (d)              3,999,999                3,910

Raytech Corp. (a)(d)              323,300                  1,152

Rocla Oyj                         50,000                   378

Sanderson Bramal Motor Group      750,000                  1,648
PLC

Strattec Security Corp. (a)(d)    528,700                  17,976

Tachi-S Co. Ltd.                  850,000                  3,917

TBC Corp. (a)(d)                  2,072,500                12,176

Tochigi Fuji Industrial Co.       600,000                  1,201
Ltd. (a)

Transpro, Inc. (d)                660,925                  3,924

Uni-Select, Inc. (d)              1,190,000                10,662

Wynn's International, Inc. (d)    1,777,600                27,775

                                                           220,495

CONSUMER DURABLES - 0.2%

Blyth Industries, Inc. (a)        70,000                   1,641

CompX International, Inc.         218,900                  3,981
Class A

Mikasa, Inc.                      523,700                  5,008

Portmeirion Potteries             125,000                  252
Holdings PLC

                                                           10,882

CONSUMER ELECTRONICS - 0.8%

Fantom Technologies, Inc.         200,000                  2,595

Fossil, Inc. (a)                  1,338,000                26,007

Koss Corp. (a)(d)                 140,000                  2,048

Movado Group, Inc. (d)            946,000                  17,974

Tulikivi Oyj (B Shares)           19,000                   260

                                                           48,884

HOME FURNISHINGS - 1.0%

Airsprung Furniture Group PLC     975,000                  1,859

Beter Bed Holding NV              131,666                  3,450

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

HOME FURNISHINGS - CONTINUED

BMTC Group, Inc. Class A          400,000                 $ 4,843
(sub. vtg.) (d)

Bush Industries, Inc. Class       876,800                  13,262
A. (d)

Chromcraft Revington, Inc. (a)    407,500                  3,795

Dorel Industries, Inc.:

Class A (multi-vtg.) (a)(e)       125,000                  2,270

Class B (a)                       500,600                  9,178

La-Z-Boy, Inc.                    470,938                  6,446

Nakayamafuku Co. Ltd.             54,800                   169

Nippon Filing                     100,000                  402

Rosebys PLC                       525,000                  3,265

Samas Groep NV                    100,000                  1,213

Silentnight Holdings PLC          250,000                  767

Stanley Furniture Co., Inc.       702,100                  12,638
(a)(d)

Tosco Co. Ltd.                    452,000                  1,393

                                                           64,950

TEXTILES & APPAREL - 1.3%

Berisford PLC                     1,200,000                5,816

Conso International Corp.         738,050                  6,366
(a)(d)

Decorator Industries, Inc. (d)    200,015                  1,013

Dewhirst (IJ) Group PLC           5,500,000                4,976

Hampshire Group Ltd. (a)(d)       388,300                  3,592

JLM Couture, Inc. (a)(d)          181,500                  386

Jones Apparel Group, Inc. (a)     40,000                   880

Nautica Enterprises, Inc.         3,610,000                32,264
(a)(d)

Novel Denim Holdings Ltd. (a)     235,000                  969

Perry Ellis International,        454,400                  5,183
Inc. (a)(d)

Polo Ralph Lauren Corp. Class     100,000                  1,488
A (a)

Polymer Group, Inc.               250,600                  4,260

Tandy Brands Accessories,         573,900                  8,609
Inc. (a)(d)

Worldtex, Inc. (a)                709,900                  1,686

                                                           77,488

TOTAL DURABLES                                             422,699

ENERGY - 3.5%

COAL - 0.0%

RJB Mining PLC                    2,450,000                1,227

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

ENERGY SERVICES - 1.7%

AKITA Drilling Ltd. Class A       863,500                 $ 5,646
(non-vtg.) (d)

Alpine Oil Services Corp. (a)     2,150,000                1,339

Australian Oil & Gas Corp.        201,506                  208
Ltd.

Aztec Manufacturing Co. (d)       417,000                  4,379

Carbo Ceramics, Inc.              554,000                  11,980

Dawson Geophysical Co. (a)(d)     357,900                  3,445

IHC Caland NV                     50,000                   1,941

Input/Output, Inc. (a)            1,020,000                5,993

Kaneb Services, Inc. (a)          1,049,400                4,722

Oceaneering International,        100,000                  1,663
Inc. (a)

Offshore Logistics, Inc. (a)      100,000                  925

Pe Ben Oilfield Services Ltd.     314,500                  849
(a)(d)

Petroleum Helicopters, Inc.       211,200                  2,429

Petroleum Helicopters, Inc.       300,000                  3,338
(non-vtg.)

Powell Industries, Inc. (a)(d)    674,500                  4,637

Precision Drilling Corp.          350,000                  9,020
Class A (a)

RPC, Inc. (d)                     2,782,800                24,002

Seitel, Inc.                      241,000                  1,958

Superior Energy Services,         1,990,000                14,054
Inc. (a)

                                                           102,528

OIL & GAS - 1.8%

Adams Resources & Energy,         421,300                  4,213
Inc. (d)

British-Borneo Oil & Gas PLC      10,000                   16
(a)

Castle Energy Corp. (d)           389,000                  10,017

Columbus Energy Corp. (a)(d)      307,500                  1,730

Dorchester Hugoton Ltd.           17,000                   153

Elf Gabon                         10,000                   902

ENEX Resources Corp. (a)(d)       144,300                  325

Fletcher Challenge Ltd. -         500,000                  1,078
Energy Division

Foremost Industries, Inc.         517,500                  680
(a)(d)

Frontier Oil Corp. (a)            100,000                  763

Gulf Island Fabrication, Inc.     79,500                   805
(a)

Hallwood Energy Corp.             423,928                  1,855

Hartland Pipeline Services        210,000                  116
Ltd. (a)

Hokuriku Gas Co.                  1,500,000                4,050

Holly Corp. (d)                   825,000                  11,138

Markwest Hydrocarbon, Inc.        540,200                  3,511
(a)(d)

Maynard Oil Co. (a)(d)            477,300                  5,489

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Novus Petroleum Ltd. (a)(d)       9,100,178               $ 9,683

Petroleum Development Corp.       1,573,800                6,984
(a)(d)

Premier Oil PLC (a)               23,250,000               5,258

Renaissance Energy Ltd. (a)       500,000                  4,722

Sunoco, Inc.                      520,000                  11,993

Swift Energy Co. (a)(d)           2,018,100                22,325

UNIFAB International, Inc. (a)    246,000                  1,737

                                                           109,543

TOTAL ENERGY                                               213,298

FINANCE - 14.1%

BANKS - 4.1%

Banco Santander Puerto Rico       288,420                  4,651

Bank of The Ozarks, Inc. (d)      196,300                  3,460

Canadian Western Bank (d)         620,000                  7,829

Cathay Bancorp, Inc.              293,800                  11,752

DNB Holding ASA                   450,000                  1,623

DNB Holding ASA (e)               900,000                  3,247

Financial Institutions, Inc.      110,000                  1,196

First BanCorp P R (d)             2,786,200                50,500

GBC Bancorp (d)                   584,700                  11,402

Gronlandsbanken AS                20,000                   529

Hamilton Bancorp, Inc. (a)        68,500                   1,105

Hanmi Bank (d)                    458,374                  6,303

Harleysville National Corp.       13,650                   396

Jyske Bank AS (Reg.)              1,150,000                20,775

Laurentian Bank                   888,500                  9,836

Midtbank AS                       10,050                   324

National Bank of Canada           2,500,000                30,183

Nordlandsbanken AS (d)            330,700                  8,324

Nordvestbank (Reg.)               12,000                   1,049

Okobank Class A                   500,000                  5,434

Ringkjoebing Bank (d)             31,730                   2,783

Seacoast Financial Services       500,000                  4,594
Corp.

SouthTrust Corp.                  500,000                  15,219

Sparebanken More                  32,384                   769

Sparebanken NOR primary           1,000,000                21,994
shares certificates

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Sparebanken Nord-Norge            100,000                 $ 2,169

Sparebanken Rana                  37,550                   693
Grunnfondsbevis (d)

Sparebanken Rogaland capital      25,000                   769
certificates

Sterling Bancorp (d)              580,965                  9,513

Sydbank AS                        330,000                  11,966

                                                           250,387

CREDIT & OTHER FINANCE - 0.8%

Aeon Credit Service (ASIA)        250,000                  96
Co. Ltd.

Amagerbanken AS                   34,850                   1,391

Amtsspar Fyn Holding AS           45,000                   2,109

Associates First Capital          5,000                    100
Corp. Class A

Credia Co. Ltd.                   200,000                  5,120

Doral Financial Corp.             2,000,000                20,750

Home Capital Group Class B        255,000                  653
(sub. vtg.)

JCG Holdings Ltd.                 14,700,000               8,124

Resource Bancshares Mortgage      338,700                  1,387
Group, Inc.

Surrey Metro Savings Credit       565,000                  4,456
Union (non-vtg.) (d)

Triad Guaranty, Inc. (a)          300,000                  5,906

WSFS Financial Corp.              107,300                  1,207

                                                           51,299

INSURANCE - 8.1%

ACE Ltd.                          475,000                  8,402

Amerus Life Holdings, Inc.        887,200                  18,077

Blanch E.W. Holdings, Inc.        450,000                  21,769

Brown & Brown, Inc.               72,200                   2,477

Commerce Group, Inc.              595,000                  15,396

Cotton State Life & Health        420,200                  3,257
Insurance Co. (d)

Desjardins-Laurentian Finance     482,500                  4,674
Corp. Class A (sub-vtg.) (d)

Enhance Financial Services        29,400                   410
Group, Inc.

Fairfax Financial Holdings        1,117,900                70
Ltd. rights 12/31/07 (a)

Farm Family Holdings, Inc.        493,100                  17,443
(a)(d)

Fidelity National Financial,      400,000                  5,000
Inc.

Financial Industries Corp. (d)    268,700                  2,553

FPIC Insurance Group, Inc. (a)    370,000                  6,313

Fremont General Corp.             2,000,000                15,500

HCC Insurance Holdings, Inc.      1,594,000                21,220

Healthcare Recoveries, Inc.       1,112,500                5,145
(a)(d)

Independence Holding Co.          146,000                  1,551

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Independent Insurance PLC         1,000,000               $ 4,346

Intercontinental Life Corp.       878,100                  8,342
(a)(d)

Investors Title Co.               131,500                  2,236

IPC Holdings Ltd. (d)             2,503,000                34,416

Lasalle Re Holdings Ltd. (d)      1,502,700                19,347

Medical Assurance, Inc.           314,790                  6,886

MEEMIC Holdings, Inc. (a)         99,500                   1,555

MIIX Group, Inc.                  268,500                  3,491

MMI Companies, Inc. (d)           1,267,900                11,173

Mobile America Corp.              112,300                  225

Mutual Risk Management Ltd.       10,000                   164

National Western Life             170,000                  11,900
Insurance Co. Class A (a)(d)

Nymagic, Inc.                     173,700                  2,247

PAULA Financial (d)               591,800                  3,329

Philadelphia Consolidated         1,093,300                15,853
Holding Corp. (a)(d)

PMI Group, Inc.                   550,000                  22,688

Professionals Insurance Co.       320,815                  7,218
Management Group (a)

Protective Life Corp.             1,710,002                47,559

PXRE Group Ltd. (d)               725,063                  8,610

Radian Group, Inc.                325,000                  13,102

RenaissanceRe Holdings Ltd.       648,300                  25,243

Stirling Cooke Brown Holdings     796,200                  1,991
Ltd. (d)

Symons International Group,       163,400                  245
Inc. (a)

Terra Nova (Bermuda) Holdings     1,796,600                40,536
Ltd. Class A (d)

UICI (a)(d)                       2,840,000                28,045

Unico American Corp.              309,000                  2,318

Union Assurances Federales SA     250,088                  26,453

                                                           498,775

SAVINGS & LOANS - 0.8%

American Bank of Connecticut      23,700                   521

Astoria Financial Corp.           20,000                   583

First Federal Bankshares,         129,500                  1,133
Inc.

First Mutual Bancshares, Inc.     20,500                   195

Home Port Bancorp, Inc. (d)       149,100                  3,783

Independence Federal Savings      120,200                  1,202
Bank (d)

Iroquois Bancorp, Inc.            106,400                  1,556

Ringerikes Sparebank              18,100                   369

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SAVINGS & LOANS - CONTINUED

UCBH Holdings, Inc. (a)(d)        676,500                 $ 13,953

Washington Federal, Inc.          1,750,000                29,313

                                                           52,608

SECURITIES INDUSTRY - 0.3%

Daiko Shoken Business Co.         100,000                  438

Garban-Intercapital PLC           500,000                  1,790

Globaly Corp.                     196,000                  2,757

JWGenesis Financial Corp. (a)     90,300                   2,376

MFC Bancorp Ltd. (a)              594,500                  5,462

Norvestia Oyj (B Shares)          240,000                  3,936

                                                           16,759

TOTAL FINANCE                                              869,828

HEALTH - 9.5%

DRUGS & PHARMACEUTICALS - 1.4%

Embrex, Inc. (a)                  378,800                  5,043

Fuji Pharmaceutical Co. Ltd.      100,000                  335

H. Lundbeck AS                    60,000                   2,317

Herbalife International, Inc.:

Class A                           1,037,500                15,303

Class B (non-vtg.)                2,010,500                29,655

Medco Research, Inc. (a)          200,000                  6,213

Nature's Sunshine Products,       1,282,500                11,222
Inc. (d)

Quintiles Transnational Corp.     20,000                   529
(a)

Riken Vitamin Oil Co. Ltd.        100,000                  1,132

Serologicals Corp. (a)(d)         1,025,000                6,983

Theragenics Corp. (a)             690,000                  7,029

Trinity Biotech PLC sponsored     65,000                   199
ADR (a)

USANA, Inc. (a)                   118,000                  612

                                                           86,572

MEDICAL EQUIPMENT & SUPPLIES
- 3.6%

Aspect Medical Systems, Inc.      1,000                    28

Biomet, Inc.                      1,835,000                73,056

Del Global Technologies Corp      777,300                  6,267
(a)(d)

DENTSPLY International, Inc.      500,000                  12,375

Elscint Ltd. (a)(d)               1,500,000                12,375

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

ESC Medical Systems Ltd.          2,150,000               $ 20,963
(a)(d)

Exactech, Inc. (a)                189,600                  2,465

Hokuyaku, Inc.                    250,000                  978

HPSC, Inc. (a)                    92,500                   798

ICU Medical, Inc. (a)(d)          783,500                  13,809

Medstone International, Inc.      561,200                  3,227
(a)(d)

Moulin International Holding      4,000,000                365
Ltd.

Ocular Sciences, Inc. (a)(d)      1,608,900                32,580

Orthofix International NV         983,447                  14,998
(a)(d)

Respironics, Inc. (a)(d)          2,000,400                22,379

Sybron International, Inc. (a)    30,000                   692

Utah Medical Products, Inc.       758,800                  5,359
(a)(d)

                                                           222,714

MEDICAL FACILITIES MANAGEMENT
- 4.5%

Community Hospitals Group PLC     350,000                  2,403

Corvel Corp. (a)(d)               752,000                  18,424

Cryolife, Inc. (a)(d)             670,100                  9,716

Health Management Associates,     1,000,000                13,938
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             2,150,000                11,825

Horizon Health Corp. (a)(d)       674,400                  4,721

Lincare Holdings, Inc. (a)        100,000                  3,544

Quest Diagnostics, Inc. (a)       2,000,000                68,000

Quorum Health Group, Inc. (a)     2,285,000                21,922

Ramsay Health Care Ltd.           1,000,000                649

RehabCare Group, Inc. (a)(d)      665,800                  15,688

Res-Care, Inc. (a)(d)             1,471,200                20,229

Safeguard Health Enterprises,     231,500                  203
Inc. (a)

Syncor International Corp. (a)    198,500                  4,814

United Payors & United            333,500                  6,045
Providers, Inc. (a)

United Wisconsin Services,        590,000                  2,803
Inc.

Universal Health Services,        1,500,000                67,031
Inc. Class B (a)(d)

US Oncology, Inc. (a)             450,000                  2,334

                                                           274,289

TOTAL HEALTH                                               583,575

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

HOLDING COMPANIES - 0.6%

DCC PLC:

(Ireland)                         1,000,000               $ 7,521

(United Kingdom)                  3,100,000                23,037

Fonciere Financiere et Part SA    25,000                   2,062

Perry Group (d)                   2,000,000                2,892

                                                           35,512

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.2%

ELECTRICAL EQUIPMENT - 2.4%

Aichi Electric Co. Ltd.           1,000,000                1,778

American Power Conversion         2,000,000                55,188
Corp. (a)

Anixter International, Inc.       88,500                   1,742
(a)

Bairnco Corp. (d)                 900,900                  5,856

Blick PLC                         1,315,000                7,085

BMC Industries, Inc.              680,000                  3,230

C&D Technologies, Inc.            485,600                  19,849

Chase Corp. (d)                   335,700                  3,693

Cobra Electronics Corp. (a)(d)    599,000                  3,313

Denyo Co. Ltd.                    250,000                  1,515

Genlyte Group, Inc. (a)(d)        692,000                  13,667

Inaba Denkisangyo Co. Ltd.        725,000                  9,449

Northstar Electronics, Inc.       19,500                   108

Pittway Corp. Class A             81,000                   3,665

Pressac PLC                       25,000                   107

Rofin Sinar Technologies,         235,000                  2,042
Inc. (a)

Sigmatron International, Inc.     218,000                  1,363
(a)(d)

Vertex Communications Corp.       511,000                  10,763
(a)(d)

Yurtec Corp.                      1,150,000                4,111

                                                           148,524

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.8%

AGCO Corp.                        948,900                  11,031

Amadasonoike Co. Ltd.             150,000                  303

Baldwin Technology Co., Inc.      245,000                  536
Class A (a)

BOLDER Technologies Corp. (a)     231,400                  3,211

Chart Industries, Inc.            667,300                  2,711

CNH Global NV                     715,000                  9,921

DT Industries, Inc.               167,100                  1,734

Engineered Support Systems,       445,750                  6,519
Inc. (d)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Fansteel, Inc. (a)(d)             660,000                 $ 2,434

Fukushima Industries Corp.        25,000                   166

Gardner Denver Machinery,         1,205,600                21,249
Inc. (a)(d)

Gehl Co. (a)(d)                   635,000                  11,827

Hardinge, Inc.                    225,500                  2,917

Hirsch International Corp.        655,000                  901
Class A (a)(d)

Hughes Supply, Inc.               676,800                  11,929

IDEX Corp.                        1,428,000                38,378

Kaydon Corp.                      600,000                  16,238

Linx Printing Technology          380,361                  1,770

Oilgear Co. (d)                   140,300                  1,315

P&F Industries, Inc. Class A      304,000                  1,976
(a)(d)

Quipp, Inc.                       53,000                   822

SAES Getters Spa sponsored ADR    140,000                  753

Sansei Transport                  800,000                  2,577

Shin Nippon Machinery Co.         400,000                  681
Ltd.

Specialty Equipment               610,000                  10,904
Companies, Inc. (a)

Speizman Industries, Inc. (a)     114,000                  499

Strongco, Inc. (a)                110,000                  194

TB Wood's Corp. (d)               328,500                  3,100

Twin Disc, Inc. (d)               232,400                  3,689

Wakita & Co. Ltd.                 850,000                  2,690

                                                           172,975

POLLUTION CONTROL - 0.0%

Tetra Tech, Inc. (a)              95,000                   1,401

Weston (Roy F.), Inc. Class A     183,800                  405
(a)

                                                           1,806

TOTAL INDUSTRIAL MACHINERY &                               323,305
EQUIPMENT

MEDIA & LEISURE - 8.0%

BROADCASTING - 2.8%

CanWest Global Communications     1,250,006                13,838
Corp. (sub. vtg.)

Capital Radio PLC                 800,000                  20,804

Chris-Craft Industries, Inc.      15,400                   1,170

Chubu-Nippon Broadcasting Co.     25,000                   233
Ltd.

Classic Communications, Inc.      10,000                   285
Class A

Cogeco Cable, Inc. (d)            1,000,000                21,517

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Cogeco, Inc. (sub. vtg.) (d)      1,391,500               $ 28,882

Hearst-Argyle Television,         100,000                  2,438
Inc. (a)

Moffat Communications Ltd. (d)    2,350,000                37,071

P4 Radio Hele Norge ASA           650,000                  4,129

Prime Television Ltd.             1,546,499                1,477

RadioWorks New Zealand Ltd.       300,000                  1,175

Regional Cablesystems, Inc.       70,000                   787
(a)

Scottish Media Group PLC          400,000                  7,690

Scottish Radio Holdings PLC       500,000                  12,278

Southern Cross Broadcasting       767,990                  4,034
Australia Ltd.

TVA Group, Inc. Class B           1,065,000                15,768

Ulster Television PLC Ord.        10,000                   30

                                                           173,606

ENTERTAINMENT - 0.4%

Alliance Atlantis                 221,500                  2,490
Communications Corp.

Alliance Atlantis                 50,000                   562
Communications Corp. (e)

Allied Leisure PLC                2,000,000                1,163

Lady Luck Gaming Corp. (a)(d)     300,000                  3,338

Lakes Gaming, Inc. (d)            1,037,700                9,599

MTR Gaming Group, Inc. (a)        192,700                  608

Scientific Games Holdings         349,000                  5,780
Corp. (a)

Shingakukai Co.                   200,000                  680

Television & Media Services       1,000,749                1,243
Ltd.

                                                           25,463

LEISURE DURABLES & TOYS - 0.2%

Gametech International, Inc.      20,000                   103
(a)

Hamleys PLC                       50,000                   118

K2, Inc.                          291,400                  2,113

National R.V. Holdings, Inc.      337,400                  5,525
(a)

PlayCore, Inc. (a)                199,815                  1,499

                                                           9,358

LODGING & GAMING - 0.2%

Choice Hotels International,      230,700                  3,821
Inc. (a)

Dover Downs Entertainment,        184,000                  2,783
Inc.

Hanover International PLC         483,900                  973

Ryan Hotels PLC                   3,500,979                2,489

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - CONTINUED

ShoLodge, Inc. (a)(d)             311,500                 $ 1,227

WMS Industries, Inc. (a)          160,000                  1,780

                                                           13,073

PUBLISHING - 1.3%

Central Newspapers, Inc.          46,000                   1,501
Class A

Fine Art Developments PLC         875,000                  3,279
Class L

Harte Hanks Communications,       50,000                   1,191
Inc.

Independent Newspapers PLC        375,000                  2,906
(United Kingdom)

Johnston Press PLC                1,630,000                8,110

Journal Register Co. (a)          658,400                  7,736

Kauppakaari OY                    122,800                  1,490

Reader's Digest Association,      265,000                  10,004
Inc. Class A (non-vtg.)

Roto Smeets de Boer NV            106,885                  2,469

Sanoma-WSOY Oyj (a)               315,000                  17,607

Southnews PLC                     150,000                  1,696

Talentum Oyj (B Shares)           625,000                  17,892

Trinity Mirror PLC                50,000                   552

VLT AB Class B                    200,000                  2,482

                                                           78,915

RESTAURANTS - 3.1%

Applebee's International,         2,140,000                53,634
Inc. (d)

ARK Restaurants Corp. (a)(d)      285,000                  2,280

Benihana, Inc. (a)(d)             347,400                  5,298

Benihana, Inc. Class A (a)(d)     266,800                  3,935

Consolidated Products, Inc.       1,292,600                13,168
(a)

Elxsi Corp. (a)(d)                267,500                  3,544

Flanigans Enterprises, Inc.       181,200                  838
(d)

IHOP Corp. (a)(d)                 1,990,000                32,835

Mikes Restaurants, Inc. (a)(d)    272,500                  566

Morton's Restaurant Group,        360,000                  5,940
Inc. (a)(d)

Outback Steakhouse, Inc. (a)      406,800                  10,068

Papa John's International,        250,000                  6,219
Inc. (a)

Restaurant Brands NZ Ltd.         500,000                  349

Sizzler International, Inc.       10,000                   28
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Sonic Corp. (a)(d)                1,925,000               $ 55,344

Sportscene Restaurants, Inc.      30,000                   145
Class A

                                                           194,191

TOTAL MEDIA & LEISURE                                      494,606

NONDURABLES - 3.1%

AGRICULTURE - 0.2%

IAWS Group PLC                    1,650,000                8,246

IAWS Group PLC Class A (UK        500,000                  2,585
Reg.)

Sylvan, Inc. (a)                  235,200                  2,058

                                                           12,889

BEVERAGES - 0.1%

National Beverage Corp. (a)       286,500                  2,041

Shikoku Coca-Cola Bottling        125,000                  1,466
Co. Ltd.

Sleeman Breweries Ltd. (a)        50,000                   202

                                                           3,709

FOODS - 0.8%

American Italian Pasta Co.        17,300                   474
Class A (a)

Benson's Crisps PLC               1,750,000                2,036

Cagle's, Inc.                     217,200                  2,389

Corn Products International,      450,000                  10,350
Inc.

J&J Snack Food Corp. (a)          55,000                   1,052

Monterey Pasta Co. (a)            173,500                  629

Nabisco Group Holdings Corp.      1,233,000                10,635

Perkins Foods PLC                 1,500,320                2,981

Riviana Foods, Inc. (d)           854,000                  13,984

Robert Wiseman Dairies PLC        240,000                  368

Shoei Foods Corp.                 250,000                  1,010

Suprema Specialties, Inc.         398,000                  4,129
(a)(d)

Tokatsu Foods Co.                 34,000                   95

                                                           50,132

HOUSEHOLD PRODUCTS - 0.6%

Comany, Inc.                      100,000                  372

CPAC, Inc. (d)                    584,700                  4,458

Del Laboratories, Inc.            312,900                  2,816

DSG International Ltd. (a)(d)     645,000                  3,870

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Helen of Troy Corp. (a)(d)        2,835,000               $ 22,680

IWP International PLC:

(Dublin) (Reg.)                   300,000                  539

(United Kingdom) (Reg.)           650,000                  1,208

Mayborn Group PLC                 70,000                   66

Paterson Zochonis PLC Class A     50,000                   258
(non-vtg.)

Stephan Co. (d)                   329,500                  1,421

Swallowfield PLC Class L          100,000                  113

                                                           37,801

TOBACCO - 1.4%

Gallaher Group PLC sponsored      4,075,000                62,653
ADR

RJ Reynolds Tobacco Holdings,     1,225,000                21,055
Inc.

Standard Commercial Corp. (d)     1,248,900                4,371

                                                           88,079

TOTAL NONDURABLES                                          192,610

PRECIOUS METALS - 0.4%

Industrias Penoles SA             4,600,000                12,403

Normandy Mt. Leyshon Ltd.         1,100,000                1,401

Orogen Minerals Ltd.              1,950,000                1,974

Orogen Minerals Ltd. GDR (e)      265,000                  2,584

Richmont Mines, Inc. (a)(d)       800,000                  946

Ross Mining NL                    1,049,311                254

Sons of Gwalia NL                 1,680,280                5,136

                                                           24,698

RETAIL & WHOLESALE - 7.9%

APPAREL STORES - 2.6%

Braun's Fashions Corp. (a)        204,900                  3,458

Chateau Stores of Canada Ltd.     192,900                  894
Class A (d)

Chicos Fas, Inc. (a)              300,000                  4,425

Claire's Stores, Inc.             2,400,000                45,000

Footstar, Inc. (a)(d)             1,420,200                35,505

Goldlion Holdings Ltd.            1,000,000                99

Kenneth Cole Productions,         515,000                  17,059
Inc. Class A (a)(d)

New Look Group PLC (e)            950,000                  1,427

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

One Price Clothing Stores,        886,000                 $ 2,769
Inc. (a)(d)

Ross Stores, Inc.                 2,870,000                36,593

S&K Famous Brands, Inc. (a)(d)    417,500                  2,766

Shirmax Fashions Ltd. (a)         450,000                  545

The Buckle, Inc. (a)              296,200                  4,647

United Retail Group, Inc. (a)     305,700                  3,019

                                                           158,206

DRUG STORES - 0.6%

Jean Coutu Group, Inc. Class      1,664,600                35,127
A (d)

ProVantage Health Services,       12,500                   97
Inc.

                                                           35,224

GENERAL MERCHANDISE STORES -
1.5%

Ames Department Stores, Inc.      25,000                   522
(a)

Arnotts PLC                       100,387                  628

BJ's Wholesale Club, Inc. (a)     2,000,000                70,000

Daiwa Co. Ltd.                    300,000                  628

Jo-Ann Stores, Inc.:

Class A (a)                       349,300                  3,602

Class B (non-vtg.) (a)            1,085,900                10,859

Shopko Stores, Inc. (a)           230,500                  4,221

Stein Mart, Inc. (a)              939,300                  4,520

                                                           94,980

GROCERY STORES - 1.0%

Delhaize America, Inc.            110,000                  1,973

Iceland Group PLC                 4,500,000                17,593

Metro Richelieu, Inc. Class A     3,200,000                37,638
(d)

Schultz Sav-O Stores, Inc. (d)    395,100                  4,593

Whittard of Chelsea PLC           368,950                  358

                                                           62,155

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.2%

Advanced Marketing Services,      588,450                  9,562
Inc.

Alberto-Culver Co. Class A        350,000                  7,481

Blair Corp. (d)                   791,100                  10,383

Brookstone, Inc. (a)(d)           744,600                  12,658

Cameron Ashley Building           726,400                  10,033
Products, Inc. (a)(d)

Cole National Corp. Class A       1,058,900                6,817
(d)

Daisytek International Corp.      367,500                  7,442
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Farepak PLC                       1,000,000               $ 4,766

Finish Line, Inc. Class A         1,891,700                10,877
(a)(d)

Finlay Enterprises, Inc.          1,041,000                13,663
(a)(d)

Friedmans, Inc. Class A (d)       1,343,700                9,385

Grafton Group PLC unit            125,000                  2,911

Heiton Holdings PLC               350,000                  1,223

HomeBase, Inc. (a)                1,000,000                3,188

Partridge Fine Arts PLC           140,000                  154

Piercing Pagoda, Inc. (a)(d)      910,000                  11,716

Rex Stores Corp. (a)(d)           524,000                  8,057

Sound Advice, Inc. (a)(d)         220,500                  2,040

Sportsmans Guide, Inc. (a)        235,000                  881

Wilmar Industries, Inc. (a)       205,000                  3,588

                                                           136,825

TRADING COMPANIES - 0.0%

Mitani Sangyo Co. Ltd.            100,000                  436

TOTAL RETAIL & WHOLESALE                                   487,826

SERVICES - 6.6%

ADVERTISING - 1.2%

InfoUSA, Inc. (a)(d)              3,405,000                47,670

Interep National Radio Sales,     11,300                   150
Inc. Class A

R.H. Donnelley Corp. (a)          1,413,500                25,001

                                                           72,821

EDUCATIONAL SERVICES - 0.2%

Concorde Career Colleges,         250,000                  223
Inc. (a)

Education Management Corp. (a)    125,000                  1,516

Institution of General            450,000                  1,550
Education Co. (d)

New Horizons Worldwide, Inc.      15,000                   221
(a)

Quest Education Corp. (a)(d)      763,000                  6,199

SkillSoft Corp.                   2,000                    28

Up, Inc.                          450,000                  2,061

                                                           11,798

LEASING & RENTAL - 0.3%

Aaron Rents, Inc. Class B         356,800                  5,352

Avis Rent A Car, Inc. (a)         120,000                  2,550

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

LEASING & RENTAL - CONTINUED

Cort Business Services Corp.      240,400                 $ 6,671
(a)

Gowrings PLC                      200,000                  339

Nishio Rent All Co. Ltd.          500,000                  3,421

Rakentajain Konevuokraamo Oyj     50,000                   607
(B Shares)

                                                           18,940

PRINTING - 1.6%

Adare Printing Group PLC:

(Ireland) (d)                     679,000                  4,283

(United Kingdom) (d)              735,004                  4,750

Pubco Corp. (a)(d)                319,500                  2,556

Reynolds & Reynolds Co. Class     4,000,000                88,500
A (d)

Wyndeham Press Group PLC          550,000                  2,515

                                                           102,604

SERVICES - 3.3%

ACNielsen Corp. (a)               35,000                   718

Chodai Co. Ltd.                   200,000                  1,154

De La Rue PLC                     100,000                  460

Diversified Corporate             247,300                  649
Resources, Inc. (a)(d)

Eyeful Home Technology, Inc.      200,000                  1,387

Gartner Group, Inc.:

Class A                           40,000                   623

Class B (a)                       25,000                   341

Holidaybreak PLC                  275,000                  1,422

Hunting Group PLC                 1,850,000                3,168

Interim Services, Inc. (a)        50,000                   1,253

Jenny Craig, Inc. (a)             912,600                  2,110

NFO Worldwide, Inc. (a)           452,700                  9,252

Personnel Group of America,       1,000,000                9,500
Inc. (a)

Pittston Co. - Brinks Group       3,123,009                60,899
(d)

Pre-Paid Legal Services, Inc.     80,000                   1,800
(a)

Programming & Systems, Inc.       313,300                  0
(a)(d)

RCM Technologies, Inc. (a)(d)     599,700                  10,157

RemedyTemp, Inc. Class A          549,400                  11,846
(a)(d)

Right Management Consultants,     673,000                  8,413
Inc. (a)(d)

Seattle FilmWorks, Inc. (a)(d)    1,635,000                7,971

Staffmark, Inc. (a)               900,600                  7,894

Sterile Recoveries, Inc.          331,600                  1,990
(a)(d)

Tanabe Management Consulting      200,000                  577
Co.

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

The Go-Ahead Group PLC            225,000                 $ 2,170

Thomas Group (a)                  170,900                  1,987

Velcro Industries NV              114,500                  1,489

Viad Corp.                        2,000,000                52,625

Wesco, Inc.                       200,000                  745

                                                           202,600

TOTAL SERVICES                                             408,763

TECHNOLOGY - 17.9%

COMMUNICATIONS EQUIPMENT - 0.6%

Champion Technology Holdings      100,000                  7
Ltd.

KTK Telecommunications            100,000                  493
Engineering Co. Ltd.

Kyosan Electric Manufacturing     500,000                  1,173
Co. Ltd.

LoJack Corp. (a)                  110,500                  856

Perceptron, Inc. (a)              233,500                  934

Tollgrade Communications,         509,000                  29,586
Inc. (a)(d)

Turnstone Systems, Inc.           1,200                    35

                                                           33,084

COMPUTER SERVICES & SOFTWARE
- 5.4%

Affiliated Computer Services,     1,000,000                39,750
Inc. Class A (a)

Aladdin Knowledge Systems         315,000                  5,906
Ltd. (a)

Analysts International Corp.      100,000                  1,256

Avant! Corp. (a)                  1,227,600                21,867

Black Box Corp. (a)(d)            1,400,000                82,775

Computer Learning Centers,        1,161,200                2,177
Inc. (a)(d)

Condor Technology Solutions,      134,000                  184
Inc. (a)

Cotelligent, Inc. (a)             352,800                  1,852

Daitec Co. Ltd.                   425,200                  6,215

Directrix, Inc. (a)               90,000                   529

Fair, Isaac & Co., Inc.           520,000                  23,790

GSE Systems, Inc. (a)(d)          353,800                  1,548

Infinium Software, Inc. (a)       152,500                  867

Informa Group PLC                 875,000                  8,312

JDA Software Group, Inc. (a)      1,000,000                20,000

Mapics, Inc. (a)                  676,000                  10,140

Meta Group, Inc. (a)              75,000                   1,697

National Data Corp.               5,000                    160

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Ontrack Data International,       244,000                 $ 1,800
Inc. (a)

Phoenix Technologies Ltd. (a)     1,000,000                20,625

Project Software &                700,000                  33,075
Development, Inc. (a)

Prophet 21, Inc. (a)              115,500                  1,444

Remedy Corp. (a)                  100,000                  4,044

RWD Technologies, Inc. (a)        62,000                   605

SPSS, Inc. (a)(d)                 861,100                  22,227

Symantec Corp. (a)                100,000                  5,006

Timberline Software Corp.         353,600                  4,177

Unigraphics Solutions, Inc.       520,000                  12,253
Class A (a)(d)

                                                           334,281

COMPUTERS & OFFICE EQUIPMENT
- 4.3%

Adaptec, Inc. (a)                 375,000                  19,641

Advanced Digital Information      1,250,000                61,250
Corp. (a)

Amplicon, Inc.                    523,400                  5,757

Caere Corp. (a)                   25,000                   219

Cybex Corp. (a)(d)                674,000                  35,385

Equinox Systems, Inc. (a)(d)      535,000                  5,083

Kronos, Inc. (a)(d)               935,000                  56,100

Maezawa Kasei Industries Co.      200,000                  3,203
Ltd.

Nam Tai Electronics, Inc.         431,500                  5,825

Nam Tai Electronics, Inc.         140,000                  144
warrants 11/24/00 (a)

Pomeroy Computer Resources,       1,179,800                19,172
Inc. (a)(d)

PSC, Inc. (a)                     60,000                   480

Quantum Corp. - DLT & Storage     550,010                  5,294
Systems (a)

SBS Technologies, Inc. (a)(d)     495,000                  17,696

SED International Holdings,       960,000                  1,830
Inc. (a)(d)

Tech Data Corp. (a)               20,000                   446

Zebra Technologies Corp.          500,000                  29,594

                                                           267,119

ELECTRONIC INSTRUMENTS - 1.0%

BTU International, Inc. (a)(d)    603,300                  4,148

Cohu, Inc.                        300,000                  12,375

Halma PLC                         750,000                  1,393

Hurco Companies, Inc. (a)(d)      379,028                  1,469

Intest Corp. (a)(d)               650,000                  13,366

Mesa Laboratories, Inc. (a)       125,400                  494

MOCON, Inc.                       119,600                  673

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS -
CONTINUED

Nanometrics, Inc. (a)(d)          561,900                 $ 13,486

Reliability, Inc. (a)             635,000                  2,153

Sequenom, Inc.                    2,100                    55

Toko Seiki Co. Ltd. (a)           285,000                  769

Wireless Telecom Group, Inc.      1,500,000                6,188
(a)(d)

X-Rite, Inc.                      262,000                  2,202

                                                           58,771

ELECTRONICS - 6.6%

Align-Rite International,         448,000                  10,192
Inc. (a)(d)

ASM Pacific Technology Ltd.       3,750,000                7,495

AstroPower, Inc. (a)              170,000                  3,910

Bel Fuse, Inc.:

Class A (a)                       72,000                   1,827

Class B                           103,000                  2,163

Bell Microproducts, Inc. (a)      265,000                  3,246

Bergman & Beving AB Class B       300,000                  3,824

Daidensha Co. Ltd.                100,000                  577

Dallas Semiconductor Corp. (d)    2,000,000                133,592

Diodes, Inc. (a)(d)               447,400                  10,682

Elec & Eltek International        2,000,000                362
Holdings Ltd.

Esterline Technologies Corp.      50,000                   559
(a)

General Semiconductor, Inc.       2,236,300                33,265
(a)(d)

Griffon Corp. (a)(d)              2,670,000                19,524

Kingboard Chemical Holdings       7,000,000                2,564
Ltd.

Merix Corp. (a)                   225,000                  3,150

Methode Electronics, Inc.         1,050,000                35,831
Class A

Micro Linear Corp. (a)(d)         805,000                  6,943

Microsemi Corp. (a)(d)            1,100,000                15,950

NU Horizons Electronics Corp.     391,625                  4,455

Quantum Effect Devices, Inc.      1,500                    24

Siliconix, Inc. (a)               405,000                  77,153

Sterling Commerce, Inc. (a)       60,000                   1,684

Stoneridge, Inc. (a)              633,700                  7,288

Taitron Components, Inc.          544,900                  1,584
Class A (a)(d)

Tech-Sym Corp. (a)(d)             455,700                  8,829

Techtronic Industries Co. (a)     5,000,000                758

TT Group PLC                      3,600,000                6,426

Video Display Corp. (a)           151,600                  573

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Wong's International Holdings     10,000,000              $ 2,185
Ltd.

Wong's International Holdings     1,000,000                11
Ltd. warrants 5/31/00 (a)

                                                           406,626

PHOTOGRAPHIC EQUIPMENT - 0.0%

Asahi Optical Co. Ltd.            50,000                   121

TOTAL TECHNOLOGY                                           1,100,002

TRANSPORTATION - 3.0%

AIR TRANSPORTATION - 0.9%

AHL Services, Inc. (a)            114,300                  1,815

Alpha Airports Group PLC          500,000                  533

Ambassadors International,        45,500                   501
Inc. (a)

America West Holding Corp.        750,000                  13,406
Class B (a)

Mercury Air Group, Inc. (a)(d)    542,940                  4,547

Mesaba Holdings, Inc. (a)         353,000                  3,795

Midwest Express Holdings,         1,009,600                22,401
Inc. (a)(d)

Transat AT, Inc. (a)              100,000                  474

World Fuel Services Corp. (d)     1,249,906                8,593

                                                           56,065

RAILROADS - 0.1%

Genesee & Wyoming, Inc. Class     194,800                  2,459
A (a)(d)

Westinghouse Air Brake Co.        63,000                   701

                                                           3,160

SHIPPING - 0.1%

Farstad Shipping ASA              300,000                  881

Isewan Terminal Service Co.       1,000,000                2,281
Ltd.

Meiko Transportation Co. Ltd.     500,000                  1,792

Ocean Wilsons Holdings Ltd.       600,000                  853

Tokyo Kisen Co. Ltd.              500,000                  1,648

                                                           7,455

TRUCKING & FREIGHT - 1.9%

Air Express International         750,000                  24,469
Corp.

Arkansas Best Corp. (a)           322,900                  3,834

Arnold Industries, Inc. (d)       1,453,700                19,625

Baltrans Holdings Ltd.            4,900,000                674

Boyd Brothers Transportation,     198,300                  1,388
Inc. (a)(d)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TRANSPORTATION - CONTINUED

TRUCKING & FREIGHT - CONTINUED

Cannon Express, Inc. Class A      255,100                 $ 590
(a)(d)

Covenant Transport, Inc.          134,000                  1,792
Class A (a)

Daiwa Logistics Co. Ltd.          300,000                  1,592

Goodfellow, Inc. (d)              400,000                  2,961

Hub Group, Inc. Class A (a)       50,000                   875

Japan Logistic Systems Corp.      300,000                  866

Knights Transportation, Inc.      26,000                   452
(a)

Landstar System, Inc. (a)         145,000                  6,833

Marten Transport Ltd. (a)(d)      447,700                  6,604

Old Dominion Freight Lines,       831,200                  9,871
Inc. (a)(d)

P.A.M. Transportation             354,700                  3,569
Services, Inc. (a)

Trancom Co. Ltd. (d)              332,000                  2,627

USFreightways Corp.               750,000                  27,281

                                                           115,903

TOTAL TRANSPORTATION                                       182,583

UTILITIES - 1.4%

ELECTRIC UTILITY - 0.2%

Bangor Hydro-Electric Co.         367,400                  5,419

Black Hills Corp.                 143,000                  3,423

Central Vermont Public            207,300                  2,280
Service Corp.

Green Mountain Power Corp.        78,600                   673

Maine Public Service Co.          80,600                   1,360

                                                           13,155

GAS - 0.4%

Midcoast Energy Resources,        672,425                  10,423
Inc. (d)

Mitchell Energy & Development     97,100                   2,185
Corp. Class A

Otaki Gas Co. Ltd.                500,000                  1,685

Southwestern Energy Co. (d)       1,740,900                9,901

                                                           24,194

TELEPHONE SERVICES - 0.1%

Atlantic Tele-Network, Inc.       490,920                  4,418
(d)

WATER - 0.7%

Brockhampton Holdings PLC         4,790,000                6,732
Class A (non-vtg.) (d)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

WATER - CONTINUED

Hyder PLC (d)                     8,743,800               $ 35,597

Yorkshire Water PLC               850,000                  3,570

                                                           45,899

TOTAL UTILITIES                                            87,666

TOTAL COMMON STOCKS                                        6,151,116
(Cost $5,573,798)

CONVERTIBLE PREFERRED STOCKS
- 0.0%



ENERGY - 0.0%

OIL & GAS - 0.0%

Goodrich Petrolem Corp.           73,800                   332
Series A, $0.00 (Cost $804)


CONVERTIBLE BONDS - 0.0%

MOODY'S RATINGS (UNAUDITED) (B)          PRINCIPAL AMOUNT (000S)

TECHNOLOGY - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%

Trans Lux Corp. 7.5% 12/1/06      -      $ 535                         455
(Cost $618)


CASH EQUIVALENTS - 1.2%

                               SHARES                    VALUE (NOTE 1) (000S)

Central Cash Collateral Fund,   61,573,090               $ 61,573
5.56% (c)

Taxable Central Cash Fund,      8,428,950                 8,429
5.45% (c)

TOTAL CASH EQUIVALENTS                                    70,002
(Cost $70,002)

TOTAL INVESTMENT PORTFOLIO -                              6,221,905
101.0%
(Cost $5,645,222)

NET OTHER ASSETS - (1.0)%                                 (60,077)

NET ASSETS - 100%                                        $ 6,161,828


LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,350,000 or 0.2% of net assets.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America     77.9%

Canada                        5.6

United Kingdom                4.4

Japan                         2.2

Bermuda                       2.2

Finland                       1.6

Ireland                       1.0

Others (individually less     5.1
than 1%)

                            100.0%

INCOME TAX INFORMATION

At January 31, 2000, the aggregate
cost of investment securities for income tax purposes was $5,650,422,000. Net unrealized appreciation aggregated $571,483,000, of which $1,801,345,000 related to appreciated investment securities and $1,229,862,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)             JANUARY
                               31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at            $ 6,221,905
value (cost $5,645,222) -
See accompanying schedule

Foreign currency held at                 4,266
value (cost $4,266)

Receivable for investments               25,512
sold

Receivable for fund shares               6,470
sold

Dividends receivable                     3,075

Interest receivable                      17

Redemption fees receivable               7

Other receivables                        212

 TOTAL ASSETS                            6,261,464

LIABILITIES

Payable for investments        $ 2,854
purchased

Payable for fund shares         31,830
redeemed

Accrued management fee          1,923

Other payables and accrued      1,456
expenses

Collateral on securities        61,573
loaned, at value

 TOTAL LIABILITIES                       99,636

NET ASSETS                              $ 6,161,828

Net Assets consist of:

Paid in capital                         $ 5,177,303

Distributions in excess of               (17,418)
net investment income

Accumulated undistributed net            425,306
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              576,637
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 280,132                 $ 6,161,828
shares outstanding

NET ASSET VALUE, offering                $22.00
price and redemption price
per share ($6,161,828
(divided by) 280,132 shares)

Maximum offering price per               $22.68
share (100/97.00 of $22.00)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS         SIX
                             MONTHS ENDED JANUARY 31,
                                     2000 (UNAUDITED)

INVESTMENT INCOME                            $ 36,893
Dividends (including $16,015
received from  affiliated
issuers)

Interest                                      2,744

Security lending                              236

 TOTAL INCOME                                 39,873

EXPENSES

Management fee Basic fee         $ 21,663

 Performance adjustment           392

Transfer agent fees               8,639

Accounting and security           454
lending fees

Non-interested trustees'          14
compensation

Custodian fees and expenses       370

Registration fees                 63

Audit                             38

Legal                             28

Interest                          190

Reports to shareholders           204

Miscellaneous                     13

 Total expenses before            32,068
reductions

 Expense reductions               (362)       31,706

NET INVESTMENT INCOME                         8,167

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            494,214
(including realized gain
(loss)   of $36,094 on sales
of investments in
affiliated issuers)

 Foreign currency transactions    (462)       493,752

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (804,224)

 Assets and liabilities in        (321)       (804,545)
foreign currencies

NET GAIN (LOSS)                               (310,793)

NET INCREASE (DECREASE) IN                   $ (302,626)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 8,167                       $ 42,695
income

 Net realized gain (loss)         493,752                       464,117

 Change in net unrealized         (804,545)                     (459,134)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (302,626)                     47,678
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (28,894)                      (77,740)
From net investment income

 In excess of net investment      (17,418)                      -
income

 From net realized gain           (370,015)                     (752,214)

 TOTAL DISTRIBUTIONS              (416,327)                     (829,954)

Share transactions Net            516,845                       1,590,582
proceeds from sales of shares

 Reinvestment of distributions    398,559                       800,524

 Cost of shares redeemed          (1,737,110)                   (4,423,505)

 NET INCREASE (DECREASE) IN       (821,706)                     (2,032,399)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   583                           1,485

  TOTAL INCREASE (DECREASE)       (1,540,076)                   (2,813,190)
IN NET ASSETS

NET ASSETS

 Beginning of period              7,701,904                     10,515,094

 End of period (including        $ 6,161,828                   $ 7,701,904
under (over) distribution of
 net investment income of
$(17,418) and $28,835,
respectively)

OTHER INFORMATION
Shares

 Sold                             23,112                        70,854

 Issued in reinvestment of        17,839                        39,125
distributions

 Redeemed                         (78,191)                      (199,036)

 Net increase (decrease)          (37,240)                      (89,057)


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                               2000

                               (UNAUDITED)                   1999                  1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 24.27                       $ 25.87               $ 25.20   $ 19.87   $ 19.25   $ 17.62
of period

Income from Invest- ment
Operations

Net investment  income          .03 D                         .12 D                 .29 D     .30 D     .26       .20

Net realized  and unrealized    (.96)                         .42                   2.24      6.93      1.83      3.57
gain (loss)

Total from investment           (.93)                         .54                   2.53      7.23      2.09      3.77
operations

Less Distributions

 From net investment income     (.09)                         (.20)                 (.28)     (.24)     (.23)     (.09)

 In excess of  net investment   (.06)                         -                     -         -         -         -
income

From net  realized gain         (1.19)                        (1.94)                (1.58)    (1.66)    (1.24)    (2.05)

Total distributions             (1.34)                        (2.14)                (1.86)    (1.90)    (1.47)    (2.14)

Redemption fees added to paid   -                             -                     -         -         -         -
 in capital

Net asset value,  end of       $ 22.00                       $ 24.27               $ 25.87   $ 25.20   $ 19.87   $ 19.25
period

TOTAL RETURN B, C               (3.86)%                       3.72%                 10.53%    39.45%    11.50%    23.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period     $ 6,162                       $ 7,702               $ 10,515  $ 8,673   $ 4,019   $ 2,947
(in millions)

Ratio of expenses to average    .93% A                        1.09%                 .97%      1.02%     1.05%     1.12%
net assets

Ratio of expenses to average    .92% A, E                     1.08% E               .95% E    1.01% E   1.04% E   1.11% E
net assets after expense
reductions

Ratio of net invest- ment       .24% A                        .52%                  1.10%     1.36%     1.46%     1.31%
income to average net assets

Portfolio turnover rate         14% A                         24%                   47%       45%       79%       65%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management Inc. an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having

2. OPERATING POLICIES - CONTINUED

INTERFUND LENDING PROGRAM - CONTINUED

management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $480,011,000 and $1,572,182,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .64% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $470,000 on sales of shares of the fund all of which was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $86,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $ 17,815,000. The weighted average interest rate was 5.61%. Interest expense includes $130,000 paid under the interfund lending program.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $57,588,000. The fund received cash collateral of $61,573,000 which was invested in cash equivalents.

7. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $13,194,000. The weighted average interest rate was 5.83%. Interest expense includes $60,000 paid under the bank borrowing program.

8. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $223,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $17,000 and $122,000, respectively, under these arrangements.

9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS AFFILIATE   PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Adams Resources & Energy, Inc.   $ -            $ -         $ 42             $ 4,213

Adare Printing Group              -              -           -                4,283
PLC(Ireland)

Adare Printing Group              -              -           56               4,750
PLC(United Kingdom)

Advanced Digital Information      -              3,993       -                -
Corp.

Align-Rite International,         -              -           -                10,192
Inc.

Allied Research Corp.             -              -           -                3,666

Alpine Oil Services Corp.         -              -           -                -

Applebee's International, Inc.    1,800          2,147       214              53,634

ARK Restaurants Corp.             150            -           -                2,280

Arnold Industries, Inc.           -              1,405       330              19,625

Asahi Concrete Works Co. Ltd.     -              -           -                3,587

Astronics Corp.                   88             -           -                4,025

Atlantic Tele-Network, Inc.       -              -           147              4,418

Autocam Corp.                     -              253         17               7,400

Aztec Manufacturing Co.           22             -           -                4,379

BMTC Group, Inc. Class A          -              -           57               4,843
(sub-vtg.)

BTU International, Inc.           1,216          -           -                4,148

Bairnco Corp.                     -              -           90               5,856

Ballard Medical Products          -              23,918      -                -

Bank of The Ozarks, Inc..         91             -           20               3,460

Banyan Strategic Realty Trust     -              238         216              4,798
(SBI)

Beazer Homes USA, Inc.            -              -           -                11,626

Benihana, Inc.                    15             -           -                5,298

Benihana, Inc. Class A            -              -           -                3,935

Bergensbanken ASA                 -              6,431       -                -

Black Box Corp.                   -              870         -                82,775

Blair Corp.                       -              -           237              10,383

Boyd Brothers Transportation,     55             923         -                1,388
Inc.

Brampton Brick Ltd. Class A       472            -           -                2,228

Brookstone, Inc.                  -              -           -                12,658

Bush Industries, Inc. Class A     -              2,139       92               13,262

CPAC, Inc.                        -              984         89               4,458

Cameron Ashley Building           286            -           -                10,033
Products, Inc.


9. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE  PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Canadian Western Bank           $ -            $ 3,189     $ 61             $ 7,829

Cannon Express, Inc. Class A     5              -           -                590

Castle Energy Corp.              -              267         121              10,017

Chase Corp.                      174            -           105              3,693

Chase Industries, Inc.           -              -           -                7,720

Chateau Stores of Canada Ltd.    -              -           11               894
Class A

Cobra Electronics Corp.          440            -           -                3,313

Cogeco Cable, Inc.               -              -           70               21,517

Cogeco, Inc. (sub-vtg.)          -              -           85               28,882

Cold Metal Products, Inc.        45             -           16               1,163

Cole National Corp. Class A      -              -           11               6,817

Columbus Energy Corp.            -              -           -                1,730

Computer Learning Centers,       -              5,018       -                2,177
Inc.

Concord Fabrics, Inc. Class A    -              294         -                -

Concord Fabrics, Inc. Class B    -              341         -                -

Conso International Corp.        -              153         -                6,366

Corvel Corp.                     2,050          -           -                18,424

Cotton States Life Health        -              -           34               3,257
Insurance Co.

Crossman Communities, Inc.       183            -           -                18,835

Cryolife, Inc.                   -              646         -                9,716

Cybex Corp.                      7              635         -                35,385

Dallas Semiconductor Corp.       -              -           200              133,625

Dawson Geophysical Co.           -              332         -                3,445

D.C. Cook Holdings PLC           -              -           -                409

Decorator Industries, Inc.       -              706         31               1,013

Del Global Technologies Corp     586            -           -                6,267

Desjardins-Laurentian Finance    -              -           17               4,674
Corp.  Class A (sub-vtg.)

Devcon International Corp.       184            -           -                1,885

Diodes, Inc.                     101            815         -                10,682

Diversified Corporate            -              61          -                649
Resources, Inc.

Dominion Homes, Inc.             -              -           -                3,071

Drew Industries, Inc.            -              27          -                10,727

DSG International Ltd.           -              -           -                3,870

Ducommun, Inc.                   -              -           -                11,845

Elscint Ltd.                     351            -           -                12,375

Elxsi Corp.                      -              109         -                3,544

ENEX Resources Corp.             -              -           -                325

Engineered Support Systems,      499            677         9                6,519
Inc.

Engle Homes, Inc.                32             -           121              10,694

Equinox Systems, Inc.            2,035          -           -                5,083

Equitrac Corp.                   -              797         -                -

ESC Medical Systems Ltd.         -              1,434       -                20,963


9. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE   PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Fansteel, Inc.                   $ -            $ 371       $ -              $ 2,434

Farm Family Holdings, Inc.        -              754         -                17,443

Federal Screw Works               -              -           228              4,678

Financial Industries Corp.        220            -           -                2,553

Finish Line, Inc. Class A         -              -           -                10,877

Finlay Enterprises, Inc.          551            -           -                13,663

First BanCorp PR                  -              669         458              50,500

First Commonwealth, Inc.          -              1,149       -                -

Flanigans Enterprises, Inc.       17             -           -                838

Footstar, Inc.                    -              1,493       -                35,505

Foremost Industries, Inc.         -              -           -                680

Friedmans, Inc. Class A           -              -           34               9,385

FRM Nexus, Inc.                   -              -           -                220

GBC Bancorp                       62             1,031       120              11,402

Gardner Denver Machinery, Inc.    923            -           -                21,249

Gehl Co.                          -              -           -                11,827

General Semiconductor, Inc.       -              10,224      -                33,265

Genesee & Wyoming, Inc. Class     130            -           -                2,459
A.

Genlyte Group, Inc..              108            -           -                13,667

Giant Cement Holding, Inc.        3,960          8,285       -                -

Goodfellow, Inc.                  154            -           81               2,961

Griffon Corp.                     -              284         -                19,524

GSE Systems, Inc.                 103            -           -                1,548

Hampshire Group Ltd.              -              -           -                3,592

Hanmi Bank                        1,913          -           -                6,303

Healthcare Recoveries, Inc.       481            -           -                5,145

Helen of Troy Corp.               1,226          -           -                22,680

Herbalife International, Inc.     -              -           -                -
Class A

Hirsch International Corp.        -              -           -                901
Class A

Holly Corp.                       -              -           281              11,138

Home Port Bancorp, Inc.           351            -           65               3,783

Horizon Health Corp.              232            -           -                4,721

Hurco Companies, Inc.             -              -           -                1,469

Hyder PLC                         1,909          -           940              35,597

ICU Medical, Inc.                 775            -           -                13,809

IDEX Corp.                        -              800         210              -

IHOP Corp.                        3,126          54          -                32,835

Independence Federal Savings      -              -           -                1,202
Bank

InfoUSA, Inc. Class A             9,393          1,653       -                47,670


9. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE   PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Institution of General           $ -            $ -         $ 18             $ 1,550
Education Co.

Intercontinental Life Corp.       44             -           -                8,342

Intest Corp.                      8              28          -                13,366

IPC Holdings Ltd.                 -              -           1,195            34,416

JDA Software Group Inc.           -              1,263       -                -

Jean Coutu Group, Inc. Class A    -              199         97               35,127

JLM Couture, Inc.                 -              -           -                386

Kenneth Cole Productions,         -              3,154       -                17,059
Inc. Class A

Kentucky Electric Steel, Inc.     615            -           -                942

Koss Corp.                        -              734         -                2,048

Kronos, Inc.                      -              1,517       -                56,100

Lai Worldwide, Inc.               -              3,094       -                -

Lady Luck Gaming Corp.            272            -           -                3,338

Lakes Gaming, Inc.                2,330          -           -                9,599

Lasalle Re Holdings Ltd.          -              -           -                19,347

Life USA Holding, Inc.            -              3,368       -                -

M/I Schottenstein Homes, Inc.     -              -           88               11,440

Mark VII, Inc.                    -              3,266       -                -

Markwest Hydrocarbon, Inc.        64             -           -                3,511

Marten Transport Ltd.             -              -           -                6,604

Maynard Oil Co.                   968            12          -                5,489

Medstone International, Inc.      -              -           -                3,227

Mercury Air Group, Inc.           -              519         -                4,547

Metro Richelieu, Inc. Class A     -              -           240              37,638

Micro Linear Corp.                -              4,849       -                6,943

Microsemi Corp.                   -              687         -                15,950

Midcoast Energy Resources,        -              -           -                10,423
Inc.

Midwest Express Holdings, Inc.    844            1,565       -                22,401

Mikes Restaurants, Inc.           -              -           -                566

MMI Companies, Inc.               -              196         228              11,173

Moffat Communications Ltd.        -              210         95               37,071

Monro Muffler Brake, Inc.         974            15          -                6,510

Morton's Restaurant Group,        -              -           -                5,940
Inc.

Movado Group, Inc.                26             -           47               17,974

Murakami Corp.                    64             -           26               5,206

MYR Group, Inc.                   1,452          -           45               17,671

Nanometrics, Inc.                 -              3,184       -                13,486

National Western Life             -              -           -                11,900
Insurance Co. Class A

Nature's Sunshine Products,       1,145          -           76               11,222
Inc.

Nautica Enterprises, Inc..        -              -           -                32,264


9. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE   PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Nordlandsbanken AS               $ -            $ -         $ -              $ 8,324

Novus Petroleum Ltd.              652            -           -                9,683

Nu Horizons Electronics Corp.     -              -           -                -

Oakwood Homes Corp.               -              14,203      59               7,425

Octel Corp.                       -              -           -                16,192

Ocular Sciences, Inc.             7,994          -           -                32,580

OEC Medical Systems, Inc.         -              6,068       -                -

Oilgear Co.                       41             -           19               1,315

Old Dominion Freight Lines,       -              -           -                9,871
Inc.

One Price Clothing Stores,        1,029          -           -                2,769
Inc.

Oriole Homes Corp. Class B        -              -           -                376

Orthofix International NV         426            -           -                14,998

P & F Industries, Inc. Class A    120            -           -                1,976

PXRE Corp.                        3,237          -           44               8,610

Patrick Industries, Inc.          -              2,247       44               5,324

PAULA Financial                   184            -           47               3,329

Peak International Ltd.           2,348          -           -                10,169

Pe Ben Oilfield Services Ltd.     -              -           -                849

Perry Ellis International,        -              -           -                5,183
Inc.

Perry Group                       251            -           115              2,892

Petroleum Development Corp.       -              -           -                6,984

Philadelphia Consolidated         1,545          -           -                15,853
Holding Corp.

Piercing Pagoda, Inc.             -              -           -                11,716

Piolax, Inc.                      700            -           61               5,725

Pittston Co. (BAX Group)          622            12,338      197              -

Pittston Co. Brink's Group        992            -           -                60,899

Pomeroy Computer Resources,       239            -           -                19,172
Inc.

Powell Industries, Inc.           -              2,777       -                4,637

Programming & Systems, Inc.       -              -           -                -

Pubco Corp.                       -              -           -                2,556

Quest Diagnostics, Inc.           -              -           -                -

Quest Education Corp.             37             -           -                6,199

Quicks Group PLC                  -              -           227              3,910

Quixote Corp.                     287            -           104              10,017

Raytech Corp.                     -              36          -                1,152

RCM Technologies, Inc.            927            -           -                10,157

Redwood Trust, Inc.               -              360         402              12,568

RehabCare Group, Inc.             257            -           -                15,688

Reliability, Inc.                 -              -           -                2,153

Remedy Corp.                      -              1,000       -                -


9. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE  PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

RemedyTemp, Inc. Class A        $ 490          $ -         $ -              $ 11,846

Res-Care, Inc.                   1,466          -           -                20,229

Respironics, Inc.                -              2,426       -                22,379

Rex Stores Corp.                 -              326         -                8,057

Reynolds & Reynolds Co. Class    1,819          -           830              88,500
A

Richardsons Westgarth PLC        -              -           29               3,697

Richmont Mines, Inc.             -              -           -                946

Right Management Consultants,    -              -           -                8,413
Inc.

Ringkjoebing Bank                -              -           -                2,783

Riviana Foods, Inc.              292            -           226              13,984

Robertson Ceco Corp.             -              -           -                9,985

RPC, Inc.                        101            -           194              24,002

S&K Famous Brands, Inc.          -              25          -                2,766

SPSS, Inc.                       88             111         -                22,227

Safeguard Health Enterprises,    -              2,977       -                -
Inc.

SBS Technologies, Inc.           99             123         -                17,696

Schultz Sav-O Stores, Inc..      -              -           71               4,593

Seattle FilmWorks, Inc.          -              -           -                7,971

SED International Holdings,      -              -           -                1,830
Inc.

Serologicals Corp.               -              2,550       -                6,983

ShoLodge, Inc.                   -              -           -                1,227

Sigmatron International, Inc.    509            -           -                1,363

Sonic Corp.                      -              -           -                55,344

Sons of Gwalia NL.               144            -           132              5,136

Sound Advice, Inc.               68             -           -                2,040

Southern Energy Homes, Inc.      -              12          -                2,583

Southwestern Energy Co.          -              -           209              9,901

Sparebanken Rana                 -              -           -                693
Grunnfondsbevis

Speizman Industries, Inc.        -              246         -                -

Standard Commercial Corp.        -              -           125              4,371

Stanley Furniture Co., Inc.      140            -           -                12,638

Stantec, Inc.                    956            -           -                5,279

Stephan Co.                      -              -           13               1,421

Sterile Recoveries Inc.          23             -           -                1,990

Sterling Bancorp                 702            -           148              9,513

Stirling Cooke Brown Holdings    11             -           48               1,991
Ltd.

Strattec Security Corp.          1,658          -           -                17,976


9. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED

AMOUNTS IN THOUSANDS AFFILIATE   PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Superior Energy Services, Inc.   $ -            $ -         $ -              $ -

Suprema Specialties, Inc.         -              355         -                4,129

Swift Energy Co.                  -              -           -                22,325

TBC Corp.                         1,474          -           -                12,176

TB Wood's Corp.                   -              6           59               3,100

Taitron Components, Inc.          -              60          -                1,584
Class A

Talentum Oyj (B Shares)           -              947         -                -

Tandy Brands Accessories, Inc.    -              -           -                8,609

Tech-Sym Corp.                    433            128         -                8,829

Terra Nova (Bermuda) Holdings     412            607         216              40,536
Ltd.   Class A.

Toami Corp.                       -              -           -                1,841

Todhunter International, Inc.     -              249         -                -

Tollgrade Communications, Inc.    -              -           -                29,586

Trancom Co. Ltd..                 -              -           -                2,627

Transpro, Inc.                    -              -           66               3,924

Twin Disc, Inc.                   -              -           81               3,689

UCBH Holdings, Inc.               1,666          -           -                13,953

UICI                              447            1,047       -                28,045

Unico American Corp.              -              567         -                -

Unigraphics Solutions, Inc.       -              434         -                12,253
Class A

Uni-Select, Inc..                 -              621         69               10,662

Universal Health Services,        -              -           -                67,031
Inc. Class B

Up, Inc.                          -              -           -                2,061

URS Corp.                         345            -           -                22,033

USEC, Inc.                        252            -           4,734            45,308

U.S. Home Corp.                   5,861          -           -                21,825

Utah Medical Products, Inc.       -              -           -                5,359

Vertex Communications Corp.       -              -           -                10,763

Video Display Corp.               -              210         -                -

Western Beef, Inc.                -              1,556       -                -

Willbros Group, Inc.              -              733         -                -

Winsloew Furniture, Inc.          -              2,208       -                -

Winston Resources, Inc.           -              738         -                -

Wireless Telecom Group, Inc.      -              1,862       -                6,188

World Fuel Services Corp.         -              -           125              8,593

Wynn's International, Inc.        446            596         250              27,775

TOTALS                           $ 87,117       $ 174,178   $ 16,015         $ 2,874,298


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

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(PHONE_GRAPHIC)FIDELITY AUTOMATED
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PRESS

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GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT
MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Joel C. Tillinghast, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

LPS-SANN-0300  95615
1.700505.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

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THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
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 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
BALANCED
FUND

SEMIANNUAL REPORT
JANUARY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The managers' review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  31  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 35  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY BALANCED               -1.87%         3.09%        98.20%        216.62%

Fidelity Balanced Income        -2.90%         1.02%        104.55%       229.03%
Composite

LB Aggregate Bond               0.66%          -1.85%       41.84%        111.74%

S&P 500 (registered trademark)  5.59%          10.35%       225.05%       442.52%

Balanced Funds Average          2.11%          4.09%        104.82%       214.01%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Income Composite Index - a hypothetical combination of unmanaged indices combining the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index using a weighting of 60% and 40%, respectively. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 473 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY BALANCED               3.09%        14.66%        12.22%

Fidelity Balanced Income        1.02%        15.39%        12.65%
Composite

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             Balanced                    60/40 RS 3000V/LB Aggr.
S&P 500                     LB Aggregate Bond
             00304                       F0164
SP001                       LB001
  1990/01/31      10000.00                    10000.00
   10000.00                    10000.00
  1990/02/28      10073.06                    10163.78
   10129.00                    10032.00
  1990/03/31      10155.25                    10238.02
   10397.42                    10039.02
  1990/04/30      10016.39                     9962.29
   10137.48                     9946.66
  1990/05/31      10349.65                    10563.35
   11125.89                    10241.08
  1990/06/30      10395.69                    10496.36
   11050.23                    10405.97
  1990/07/31      10423.84                    10487.41
   11014.87                    10549.57
  1990/08/31       9982.87                     9865.99
   10019.13                    10408.20
  1990/09/30       9819.78                     9601.42
    9531.20                    10494.59
  1990/10/31       9772.20                     9556.03
    9490.21                    10627.87
  1990/11/30      10114.75                    10033.37
   10103.28                    10856.37
  1990/12/31      10335.26                    10250.51
   10385.16                    11025.73
  1991/01/31      10763.06                    10590.30
   10837.95                    11162.45
  1991/02/28      11249.20                    11062.25
   11612.87                    11257.33
  1991/03/31      11464.36                    11209.66
   11893.90                    11335.01
  1991/04/30      11651.50                    11307.95
   11922.44                    11457.43
  1991/05/31      12025.76                    11590.78
   12437.49                    11523.88
  1991/06/30      11807.11                    11293.84
   11867.86                    11518.12
  1991/07/31      12116.25                    11633.24
   12420.90                    11678.22
  1991/08/31      12395.47                    11866.24
   12715.27                    11930.47
  1991/09/30      12500.97                    11914.27
   12502.93                    12172.66
  1991/10/31      12780.61                    12083.06
   12670.47                    12307.77
  1991/11/30      12552.75                    11760.55
   12159.85                    12421.00
  1991/12/31      13103.20                    12482.85
   13550.93                    12789.91
  1992/01/31      13103.20                    12466.64
   13298.89                    12615.97
  1992/02/29      13294.18                    12694.40
   13471.77                    12697.97
  1992/03/31      13209.43                    12557.53
   13209.07                    12626.86
  1992/04/30      13370.52                    12887.46
   13597.42                    12717.77
  1992/05/31      13617.53                    13035.09
   13664.05                    12958.14
  1992/06/30      13574.83                    13044.09
   13460.45                    13136.96
  1992/07/31      13900.88                    13452.22
   14010.98                    13404.96
  1992/08/31      13976.96                    13266.61
   13723.76                    13540.35
  1992/09/30      14073.66                    13443.13
   13885.70                    13701.48
  1992/10/31      14006.22                    13393.19
   13934.30                    13519.25
  1992/11/30      14039.94                    13676.60
   14409.46                    13521.95
  1992/12/31      14144.32                    13970.89
   14586.70                    13736.95
  1993/01/31      14455.06                    14338.27
   14709.22                    14000.70
  1993/02/28      14846.36                    14718.96
   14909.27                    14245.71
  1993/03/31      15319.81                    15009.97
   15223.86                    14305.54
  1993/04/30      15808.74                    14928.35
   14855.44                    14405.68
  1993/05/31      16064.85                    15124.39
   15253.56                    14424.41
  1993/06/30      16077.52                    15424.51
   15297.80                    14685.49
  1993/07/31      16289.37                    15568.10
   15236.61                    14769.20
  1993/08/31      16819.01                    16016.80
   15814.08                    15027.66
  1993/09/30      16657.05                    16068.90
   15692.31                    15068.23
  1993/10/31      16792.67                    16106.93
   16017.14                    15123.99
  1993/11/30      16496.77                    15848.36
   15864.97                    14995.43
  1993/12/31      16870.98                    16072.56
   16056.94                    15076.41
  1994/01/31      17324.56                    16522.20
   16602.88                    15279.94
  1994/02/28      17022.17                    16097.63
   16152.94                    15014.07
  1994/03/31      16323.52                    15572.21
   15448.67                    14643.22
  1994/04/30      16183.57                    15692.91
   15646.41                    14526.08
  1994/05/31      16209.01                    15788.88
   15903.02                    14524.62
  1994/06/30      16041.81                    15546.26
   15513.39                    14492.67
  1994/07/31      16349.33                    15947.78
   16022.23                    14781.07
  1994/08/31      16503.08                    16240.91
   16679.14                    14798.81
  1994/09/30      16387.04                    15844.90
   16270.50                    14581.27
  1994/10/31      16193.50                    15938.94
   16636.59                    14568.15
  1994/11/30      15961.24                    15538.59
   16030.68                    14536.10
  1994/12/31      15974.43                    15706.75
   16268.42                    14636.39
  1995/01/31      15974.43                    16085.77
   16690.26                    14926.19
  1995/02/28      16325.37                    16618.07
   17340.68                    15281.44
  1995/03/31      16599.94                    16860.17
   17852.40                    15374.66
  1995/04/30      16770.54                    17272.33
   18378.16                    15589.90
  1995/05/31      17085.48                    17954.78
   19112.73                    16193.23
  1995/06/30      17271.95                    18174.83
   19556.72                    16311.44
  1995/07/31      17524.19                    18540.25
   20205.22                    16275.55
  1995/08/31      17564.02                    18804.50
   20255.94                    16472.49
  1995/09/30      17722.58                    19261.21
   21110.74                    16632.27
  1995/10/31      17561.47                    19212.08
   21035.37                    16848.49
  1995/11/30      18058.24                    19898.94
   21958.82                    17101.22
  1995/12/31      18355.11                    20317.20
   22381.75                    17340.64
  1996/01/31      18518.03                    20721.88
   23143.63                    17455.08
  1996/02/29      18178.62                    20681.09
   23358.17                    17151.37
  1996/03/31      18032.11                    20838.65
   23583.11                    17031.31
  1996/04/30      18087.05                    20867.42
   23930.72                    16935.93
  1996/05/31      18210.65                    21022.63
   24547.89                    16902.06
  1996/06/30      18348.92                    21130.32
   24641.42                    17128.55
  1996/07/31      17918.33                    20653.27
   23552.76                    17174.79
  1996/08/31      18126.68                    21012.83
   24049.49                    17145.60
  1996/09/30      18716.02                    21643.46
   25403.00                    17443.93
  1996/10/31      19320.22                    22300.81
   26103.61                    17831.19
  1996/11/30      20261.64                    23397.88
   28076.78                    18136.10
  1996/12/31      20069.18                    23196.14
   27520.58                    17967.43
  1997/01/31      20639.33                    23851.47
   29240.07                    18023.13
  1997/02/28      20853.13                    24077.97
   29469.31                    18068.19
  1997/03/31      20316.89                    23464.99
   28258.42                    17867.63
  1997/04/30      20820.85                    24158.38
   29945.44                    18135.65
  1997/05/31      21857.57                    25094.08
   31768.52                    18307.94
  1997/06/30      22611.00                    25871.20
   33191.75                    18525.80
  1997/07/31      23977.84                    27267.31
   35832.82                    19026.00
  1997/08/31      23265.34                    26672.50
   33825.47                    18864.28
  1997/09/30      24378.30                    27807.26
   35678.09                    19143.47
  1997/10/31      23885.50                    27503.55
   34486.44                    19421.05
  1997/11/30      24316.70                    28228.76
   36082.82                    19510.38
  1997/12/31      24774.85                    28844.99
   36702.36                    19707.44
  1998/01/31      25050.67                    28741.04
   37108.29                    19959.69
  1998/02/28      26056.59                    29881.19
   39784.53                    19943.73
  1998/03/31      27004.27                    30982.49
   41821.90                    20011.54
  1998/04/30      27184.30                    31168.14
   42242.63                    20115.60
  1998/05/31      27118.83                    30972.59
   41516.48                    20306.69
  1998/06/30      27628.32                    31283.60
   43202.88                    20478.96
  1998/07/31      27463.47                    30877.31
   42742.77                    20522.42
  1998/08/31      24990.77                    28309.20
   36563.02                    20856.45
  1998/09/30      26420.59                    29547.75
   38905.24                    21344.74
  1998/10/31      27591.24                    30787.92
   42069.80                    21232.12
  1998/11/30      28635.82                    31689.31
   44619.65                    21352.37
  1998/12/31      29783.72                    32370.65
   47190.63                    21416.58
  1999/01/31      30712.19                    32571.32
   49164.14                    21569.55
  1999/02/28      30257.06                    31987.19
   47636.12                    21192.95
  1999/03/31      31349.16                    32414.97
   49542.04                    21310.54
  1999/04/30      32905.63                    34269.68
   51460.81                    21378.09
  1999/05/31      32374.60                    33982.91
   50245.82                    21189.96
  1999/06/30      32872.69                    34542.02
   53034.46                    21122.29
  1999/07/31      32264.61                    33885.24
   51378.72                    21033.58
  1999/08/31      31914.51                    33125.49
   51124.40                    21022.89
  1999/09/30      31442.06                    32606.27
   49723.08                    21266.85
  1999/10/31      31628.23                    33670.34
   52869.56                    21345.31
  1999/11/30      31566.18                    33529.00
   53944.39                    21343.82
  1999/12/31      32421.46                    33595.70
   57121.72                    21240.91
  2000/01/31      31661.58                    32903.07
   54251.92                    21174.00
IMATRL PRASUN   SHR__CHT 20000131 20000228 111108 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Balanced Fund on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $31,662 - a 216.62% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500SM Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $54,252 - a 442.52% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,174 - a 111.74% increase. You can also look at how the Fidelity Balanced Income Composite Index did over the same period. The composite index combines the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $32,903 - a 229.03% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

Technology stocks and interest rates.
The former continued to rally during
the six months that ended January 31,
2000, ensuring that overall stock
market performance was up. The
latter, meanwhile, held back returns
in most non-technology sectors, and
conspired to make it a difficult
period for bond investors. Despite
the fact that the Federal Reserve
Board raised interest rates once in
August and again in November,
equity investors continued to gobble
up technology stocks, particularly
those with an Internet theme. To
illustrate the sector's dominance,
the technology-oriented NASDAQ
Index returned an eye-popping
49.52% return during the six-month
period. The Standard & Poor's 500
Index - a more expansive measure
of stock performance - returned
5.59%. While tech stocks were
spreading their magic throughout the
equity market, interest rates were
busy suppressing bond
performance. The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable
investment-grade bond market -
returned 0.66% during the six-month
period. Yield-spread sectors such as
corporate and mortgage-backed
bonds were clearly favored over
Treasuries during this stretch, as yield spreads for each narrowed due to weaker-than-expected supply for corporates and declining prepayments for mortgages.

(photograph of Kevin Grant)(photograph of Stephen DuFour)
(photograph of Robert Ewing)

NOTE TO SHAREHOLDERS: On February 1, 2000, Robert Ewing (bottom) became manager of Fidelity Balanced Fund's equity subportfolio. The following is an interview with Stephen DuFour (right), who managed the equity portion during the period covered by this report; and with Kevin Grant (left), manager for fixed-income investments; as well as additional comments from Robert Ewing.

Q. HOW DID THE FUND PERFORM, STEVE?

S.D. For the six and 12 months that ended January 31, 2000, the fund returned -1.87% and 3.09%, respectively. Considering the fund's mix of stocks and bonds, its performance typically falls somewhere between that of its benchmark - the Standard & Poor's 500 Index - and that of the Lehman Brothers Aggregate Bond Index. We also look at how the fund did against the Fidelity Balanced Income Composite Index, a hypothetical combination of unmanaged indexes combining the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index using a weighting of 60% and 40%, respectively. This index returned -2.90% and 1.02% for the six- and 12-month periods, respectively. Returns for the S&P 500 over the same periods were 5.59% and 10.35%, respectively, while the Lehman Brothers index returned 0.66% and -1.85%, respectively. Fund performance is also compared to the balanced funds average tracked by Lipper Inc., which posted returns of 2.11% and 4.09%, respectively, for the same time periods.

Q. WHY DID THE FUND TRAIL ITS BENCHMARK AS WELL AS ITS PEERS DURING THE SIX-MONTH PERIOD?

S.D. The past six months were unique in the sense that a single sector, technology, fueled the market's advances. Since I stayed true to form, running the fund with a large-cap value orientation, I held a much smaller stake in tech than the S&P 500, and was thus unable to match its level of performance during the period. Within the tech sector, I continued to try to pick names that offered value, which was incredibly difficult to do in a sector that was experiencing such high valuations. A collapse in top-10 holding Unisys after it announced Y2K-related shortfalls in October also proved particularly damaging to fund returns. Our overexposure to financial stocks during a period of rising interest rates further detracted from performance. The fund's bond subportfolio provided some relief, but not enough to erase our losses on the equity side. It was an uphill battle on the Lipper front, as most of our peers made the decision to run their funds with a growth to an aggressive-growth bias, which paid off handsomely for them.

Q. HOW DID SOME OF YOUR OTHER STRATEGIES PLAY OUT FOR THE FUND?

S.D. I added selectively to the fund's financial holdings, which appeared to be reaching good value levels after a period of extended decline. I chose to take profits in selected holdings within the media and leisure group, and subsequently added to others. I've been a big believer in the rollout of digital cable, and I think a number of the large media companies are going to be big beneficiaries of higher bandwidth - speed and capacity of data delivery - to the home. Additionally, many of these firms - Disney, for example - are starting to look a lot healthier of late, which bodes well for us. In energy, I remained bullish on the energy services side, as I believed it would require a lot of capital spending in order to return the price of oil back to normalized levels.

Q. WHICH STOCKS CONTRIBUTED TO PERFORMANCE? WHICH DETRACTED?

S.D. The stocks that helped me the most were the ones that most likely wouldn't be considered large-cap value names, though they offered good relative value versus their sectors. Take Motorola, for example, which enjoyed a nice recovery on the back of strong digital handset sales and increased competitiveness with market leaders Nokia and Ericsson. Disney rebounded on sharply higher earnings attributed to strength in its broadcasting and film divisions. Microsoft was an opportunistic purchase that paid off, as investors bid down the stock following an anti-trust ruling against the firm. Alcoa benefited from improving worldwide economic conditions. On the downside, SBC Communications' earnings felt the pinch of increased spending related to the rollout of new DSL - digital subscriber line - technologies, the primary competitor of digital cable. Fannie Mae was felled by sharply higher interest rates, as well as the Federal Reserve Board's desire to slow down the economy, which was expected to hurt home sales. Navistar stumbled on declining new orders for heavy-duty trucks.

Q. KEVIN, HOW DID THE BOND PORTION OF THE FUND PERFORM?

K.G. Bonds faced a stiff challenge, as interest rates rose steadily over the course of the period - clearly not a good recipe for success for most bond funds. In managing this fund's fixed-income investments, however, I relied on sector allocation to gain exposure to a strong recovery in the spread sectors - namely, corporate bonds and mortgage securities. This strategy provided an advantage over the Treasury-heavy Lehman Brothers index, as these securities outperformed their government counterparts during the six-month period. The mortgage sector benefited from favorable prepayment levels, as well as declining interest-rate volatility later in the period. Within corporates, we found ourselves in the right areas of the market. Our positioning in various media, telecommunications and energy names proved particularly beneficial for the fund's bond subportfolio.

Q. TURNING TO YOU, BOB, WHAT'S YOUR OUTLOOK?

B.E. I intend to proceed with caution given what the Fed is doing to slow things down a bit, which traditionally provides a very stiff head wind from an investing standpoint. Overall, the market is behaving like you'd expect, with the exception of the technology sector and defensive-type stocks - or those that are seemingly more resilient in the face of changing economic conditions. Defensive issues aren't acting defensively and are, thus, struggling because the market seems content to be on offense. Regardless of market sentiment, I expect the fund to continue pursuing its valuation emphasis. So, even though we're fighting a pure-growth market, we're bound to experience a market change as time wears on. There are several attractive value opportunities developing in the marketplace, which haven't meant much to anyone in a long time, and may not in the coming months. But history dictates that at some point it will, and when it does, the fund will be poised to benefit.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: income and capital
growth consistent with
reasonable risk

FUND NUMBER: 304

TRADING SYMBOL: FBALX

START DATE: November 6, 1986

SIZE: as of January 31,
2000, more than $5.9
billion

MANAGER: Robert Ewing,
since February, 2000;
manager, Fidelity Advisor
Financial Services Fund,
1998-2000; various Fidelity
Select Portfolios,
1996-2000; joined Fidelity
in 1990; Kevin Grant, since
1997; joined Fidelity in
1993

BOB EWING ON HIS
INVESTMENT PHILOSOPHY:

"I feel that my investment style fits
pretty well with the spirit of this
fund, as I tend to have a value
orientation. That's one of the
primary screens through which I
put most prospective investments.
I've traditionally run a more
aggressive portfolio on an
individual stock selection basis
than I have from an industry
selection perspective. In fact,
on average, I tend to run close to
neutral on industry weighting. I
gain the most value from
individual stock picking. I also
work closely with a talented
research organization here at
Fidelity on company-by-company
analysis.

"When it comes down to it, I'm
not afraid to sell something
that I think has some fundamental
deterioration that, in my opinion,
changes its outlook."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF JANUARY
31, 2000

                                 % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                          MONTHS AGO

Exxon Mobil Corp.                 3.1                      5.1

AT&T Corp.                        2.3                      1.5

Weatherford International, Inc.   1.8                      2.0

SBC Communications, Inc.          1.7                      1.6

BellSouth Corp.                   1.6                      0.7

                                  10.5                     10.9

TOP FIVE BOND ISSUERS AS OF
JANUARY 31, 2000

(WITH MATURITIES GREATER THAN    % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS 6
ONE YEAR)                                                 MONTHS AGO

Fannie Mae                        10.1                     10.3

U.S. Treasury Obligations         8.4                      5.3

Government National Mortgage      2.9                      3.0
Association

Equity Office Properties Trust    0.4                      0.4

Avon Energy Partners Holdings     0.4                      0.4

                                  22.2                     19.4

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 2000

                                 % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                          MONTHS AGO

FINANCE                           17.2                     17.7

UTILITIES                         10.6                     9.2

TECHNOLOGY                        7.6                      8.1

MEDIA & LEISURE                   6.9                      6.4

ENERGY                            6.6                      9.4



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000 *                                   AS OF JULY 31, 1999 **

Stocks                          56.6%                      Stocks                              59.4%

Bonds                           35.5%                      Bonds                               34.4%

Short-Term Investments and                                 Short-Term Investments and
Net Other Assets                 7.9%                      Net Other Assets                     6.2%

* FOREIGN INVESTMENTS            2.6%                      ** FOREIGN INVESTMENTS               3.0%

Row: 1, Col: 1, Value: 56.6                                Row: 1, Col: 1, Value: 59.4
Row: 1, Col: 2, Value: 0.0                                 Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                 Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 35.5                                Row: 1, Col: 4, Value: 34.4
Row: 1, Col: 5, Value: 0.0                                 Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                 Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                 Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.9                                 Row: 1, Col: 8, Value: 6.2





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS JANUARY 31, 2000 (UNAUDITED)


Showing Percentage of Net Assets



COMMON STOCKS - 56.6%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.9%

Boeing Co.                        1,143,200              $ 50,658

Textron, Inc.                     70,000                  4,178

                                                          54,836

BASIC INDUSTRIES - 2.6%

CHEMICALS & PLASTICS - 1.7%

Avery Dennison Corp.              88,900                  6,023

Dow Chemical Co.                  129,500                 15,087

E. I. du Pont de Nemours and      380,703                 22,461
Co.

PPG Industries, Inc.              500,800                 27,575

Rohm & Haas Co.                   737,800                 31,172

                                                          102,318

IRON & STEEL - 0.2%

AK Steel Holding Corp.            224,300                 2,271

USX - U.S. Steel Group            307,100                 7,639

                                                          9,910

METALS & MINING - 0.5%

Alcoa, Inc.                       275,800                 19,220

Phelps Dodge Corp.                182,400                 10,602

                                                          29,822

PAPER & FOREST PRODUCTS - 0.2%

Bowater, Inc.                     100,000                 5,169

International Paper Co.           64,600                  3,077

Weyerhaeuser Co.                  64,600                  3,706

                                                          11,952

TOTAL BASIC INDUSTRIES                                    154,002

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.2%

Fortune Brands, Inc.              350,000                 10,150

CONSTRUCTION - 0.1%

Centex Corp.                      182,000                 4,004

Pulte Corp.                       125,000                 2,180

                                                          6,184

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

Equity Office Properties Trust    543,000                $ 13,880

TOTAL CONSTRUCTION & REAL                                 30,214
ESTATE

DURABLES - 2.2%

AUTOS, TIRES, & ACCESSORIES -
1.5%

Danaher Corp.                     228,400                 9,850

Ford Motor Co.                    286,600                 14,258

Navistar International Corp.      1,630,000               64,079
(a)

                                                          88,187

CONSUMER DURABLES - 0.5%

Minnesota Mining &                287,300                 26,898
Manufacturing Co.

TEXTILES & APPAREL - 0.2%

NIKE, Inc. Class B                312,000                 14,196

TOTAL DURABLES                                            129,281

ENERGY - 6.4%

ENERGY SERVICES - 2.5%

Helmerich & Payne, Inc.           250,000                 5,875

Noble Drilling Corp. (a)          1,183,400               34,688

Weatherford International,        2,788,400               104,739
Inc. (a)

                                                          145,302

OIL & GAS - 3.9%

Amerada Hess Corp.                150,000                 7,978

Chevron Corp.                     275,400                 23,013

Exxon Mobil Corp.                 2,222,200               185,554

Kerr-McGee Corp.                  238,600                 13,212

Sunoco, Inc.                      150,000                 3,459

                                                          233,216

TOTAL ENERGY                                              378,518

FINANCE - 13.8%

BANKS - 4.4%

Bank of America Corp.             572,300                 27,721

Bank One Corp.                    1,100,000               32,794

Chase Manhattan Corp.             883,300                 71,050

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Firstar Corp.                     950,000                $ 22,681

Marshall & Ilsley Corp.           40,000                  2,050

Mellon Financial Corp.            1,554,000               53,322

Northern Trust Corp.              237,000                 14,309

PNC Financial Corp.               252,500                 12,120

SunTrust Banks, Inc.              93,500                  5,569

U.S. Bancorp                      275,000                 6,102

Wells Fargo & Co.                 396,200                 15,848

                                                          263,566

CREDIT & OTHER FINANCE - 1.9%

American Express Co.              40,000                  6,593

Associates First Capital          1,200,000               24,000
Corp. Class A

Citigroup, Inc.                   1,168,950               67,142

Household International, Inc.     350,000                 12,338

                                                          110,073

FEDERAL SPONSORED CREDIT - 3.0%

Fannie Mae                        1,253,000               75,102

Freddie Mac                       1,702,500               85,444

SLM Holding Corp.                 371,000                 14,446

                                                          174,992

INSURANCE - 2.4%

Ambac Financial Group, Inc.       118,600                 5,804

American General Corp.            326,800                 20,078

American International Group,     662,687                 69,002
Inc.

CIGNA Corp.                       84,800                  6,084

Financial Security Assurance      150,000                 8,278
Holdings Ltd.

Marsh & McLennan Companies,       232,400                 21,846
Inc.

MBIA, Inc.                        125,000                 6,258

The Chubb Corp.                   59,100                  3,324

                                                          140,674

SECURITIES INDUSTRY - 2.1%

AXA Financial, Inc.               490,000                 15,956

Charles Schwab Corp.              1,155,900               41,685

Franklin Resources, Inc.          103,000                 3,676

Lehman Brothers Holdings,         216,300                 15,465
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Merrill Lynch & Co., Inc.         100,000                $ 8,675

Morgan Stanley Dean Witter &      582,600                 38,597
Co.

                                                          124,054

TOTAL FINANCE                                             813,359

HEALTH - 3.1%

DRUGS & PHARMACEUTICALS - 2.6%

American Home Products Corp.      268,500                 12,636

Bristol-Myers Squibb Co.          214,700                 14,170

Eli Lilly & Co.                   1,222,300               81,741

Merck & Co., Inc.                 53,800                  4,240

Schering-Plough Corp.             191,000                 8,404

Warner-Lambert Co.                316,800                 30,076

                                                          151,267

MEDICAL EQUIPMENT & SUPPLIES
- 0.5%

Abbott Laboratories               55,700                  1,817

Baxter International, Inc.        317,900                 20,306

Johnson & Johnson                 97,500                  8,391

                                                          30,514

TOTAL HEALTH                                              181,781

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.7%

ELECTRICAL EQUIPMENT - 1.2%

Emerson Electric Co.              242,400                 13,347

General Electric Co.              426,900                 56,938

Roper Industries, Inc.            68,900                  2,312

                                                          72,597

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Caterpillar, Inc.                 287,700                 12,209

CNH Global NV                     558,600                 7,751

Ingersoll-Rand Co.                150,000                 7,059

                                                          27,019

TOTAL INDUSTRIAL MACHINERY &                              99,616
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - 5.6%

BROADCASTING - 2.1%

AT&T Corp. - Liberty Media        631,800                $ 32,301
Group Class A (a)

Clear Channel Communications,     211,500                 18,268
Inc. (a)

Time Warner, Inc.                 957,828                 76,566

                                                          127,135

ENTERTAINMENT - 1.4%

News Corp. Ltd. sponsored ADR     678,200                 32,511

Walt Disney Co.                   1,346,400               48,891

                                                          81,402

LODGING & GAMING - 0.1%

Starwood Hotels & Resorts         200,000                 4,800
Worldwide, Inc. unit

PUBLISHING - 1.6%

A. H. Belo Corp. Class A          582,500                 9,247

Gannet Co., Inc.                  169,000                 11,746

Knight-Ridder, Inc.               131,600                 7,016

McGraw-Hill Companies, Inc.       248,300                 13,920

Meredith Corp.                    981,200                 34,342

The New York Times Co. Class A    364,500                 16,653

                                                          92,924

RESTAURANTS - 0.4%

McDonald's Corp.                  500,200                 18,601

Outback Steakhouse, Inc. (a)      250,000                 6,188

                                                          24,789

TOTAL MEDIA & LEISURE                                     331,050

NONDURABLES - 1.9%

BEVERAGES - 0.8%

Anheuser-Busch Companies,         430,400                 29,052
Inc.

Coca-Cola Enterprises, Inc.       663,300                 16,748

                                                          45,800

FOODS - 0.7%

Keebler Foods Co. (a)             450,000                 10,266

Nabisco Group Holdings Corp.      750,000                 6,469

Quaker Oats Co.                   411,900                 24,457

                                                          41,192

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - 0.2%

Avon Products, Inc.               200,000                $ 6,363

Dial Corp.                        200,000                 3,213

Gillette Co.                      70,500                  2,653

                                                          12,229

TOBACCO - 0.2%

Philip Morris Companies, Inc.     600,000                 12,563

TOTAL NONDURABLES                                         111,784

PRECIOUS METALS - 0.2%

Newmont Mining Corp.              500,300                 10,194

RETAIL & WHOLESALE - 0.9%

APPAREL STORES - 0.3%

Gap, Inc.                         414,600                 18,527

DRUG STORES - 0.0%

CVS Corp.                         34,200                  1,195

GENERAL MERCHANDISE STORES -
0.4%

Ames Department Stores, Inc.      211,900                 4,423
(a)

BJ's Wholesale Club, Inc. (a)     250,000                 8,750

Consolidated Stores Corp. (a)     115,900                 1,652

Target Corp.                      75,000                  4,955

                                                          19,780

GROCERY STORES - 0.2%

Safeway, Inc. (a)                 305,400                 11,662

TOTAL RETAIL & WHOLESALE                                  51,164

SERVICES - 0.9%

ADVERTISING - 0.1%

Interpublic Group of              224,200                 10,313
Companies, Inc.

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   2,000                   28

LEASING & RENTAL - 0.1%

Ryder System, Inc.                225,000                 4,964

SERVICES - 0.7%

Cendant Corp. (a)                 97,000                  1,958

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

H&R Block, Inc.                   518,500                $ 22,360

True North Communications         399,800                 16,617

                                                          40,935

TOTAL SERVICES                                            56,240

TECHNOLOGY - 7.1%

COMMUNICATIONS EQUIPMENT - 0.2%

ADC Telecommunications, Inc.      57,500                  3,791
(a)

Cabletron Systems, Inc. (a)       265,000                 6,807

Nokia AB sponsored ADR            20,000                  3,660

Turnstone Systems, Inc.           1,200                   35

                                                          14,293

COMPUTER SERVICES & SOFTWARE
- 3.6%

Adobe Systems, Inc.               162,700                 8,959

Automatic Data Processing,        402,900                 19,113
Inc.

BMC Software, Inc. (a)            300,000                 11,363

Cadence Design Systems, Inc.      262,100                 5,406
(a)

Computer Associates               276,200                 18,971
International, Inc.

Computer Sciences Corp. (a)       182,300                 16,749

Covad Communications Group,       294,500                 20,836
Inc.

Microsoft Corp. (a)               435,400                 42,615

Unisys Corp. (a)                  2,159,500               68,834

                                                          212,846

COMPUTERS & OFFICE EQUIPMENT
- 1.6%

Apple Computer, Inc. (a)          228,100                 23,665

Dell Computer Corp. (a)           895,100                 34,405

Hewlett-Packard Co.               174,300                 18,868

International Business            162,100                 18,186
Machines Corp.

                                                          95,124

ELECTRONIC INSTRUMENTS - 0.2%

Agilent Technologies, Inc.        137,600                 9,107

Sequenom, Inc.                    2,000                   52

                                                          9,159

ELECTRONICS - 1.5%

Advanced Micro Devices, Inc.      248,300                 9,001
(a)

Analog Devices, Inc. (a)          53,700                  5,021

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Motorola, Inc.                    349,800                $ 47,835

Quantum Effect Devices, Inc.      1,400                   22

Texas Instruments, Inc.           245,800                 26,516

                                                          88,395

TOTAL TECHNOLOGY                                          419,817

TRANSPORTATION - 0.3%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                     60,600                  3,261

Northwest Airlines Corp.          269,300                 5,436
Class A (a)

Southwest Airlines Co.            343,400                 5,473

                                                          14,170

TRUCKING & FREIGHT - 0.1%

FedEx Corp. (a)                   104,000                 4,115

United Parcel Service, Inc.       37,400                  2,225
Class B

                                                          6,340

TOTAL TRANSPORTATION                                      20,510

UTILITIES - 8.5%

CELLULAR - 0.5%

ALLTEL Corp.                      149,300                 9,966

Sprint Corp. - PCS Group          120,000                 13,208
Series 1 (a)

Vodafone AirTouch PLC             88,400                  4,950
sponsored ADR

                                                          28,124

ELECTRIC UTILITY - 0.2%

IPALCO Enterprises, Inc.          717,100                 13,939

PG&E Corp.                        9,768                   214

                                                          14,153

GAS - 0.8%

Dynegy, Inc.                      667,500                 20,693

Enron Corp.                       373,500                 25,188

                                                          45,881

TELEPHONE SERVICES - 7.0%

AT&T Corp.                        2,612,850               137,828

Bell Atlantic Corp.               512,900                 31,768

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

BellSouth Corp.                   1,977,100              $ 93,047

CenturyTel, Inc.                  57,900                  2,215

MCI WorldCom, Inc. (a)            426,771                 19,605

Qwest Communications              544,300                 21,432
International, Inc. (a)

SBC Communications, Inc.          2,254,000               97,204

Time Warner Telecom, Inc.         174,900                 10,625

                                                          413,724

TOTAL UTILITIES                                           501,882

TOTAL COMMON STOCKS                                       3,344,248
(Cost $2,945,607)



NONCONVERTIBLE BONDS - 10.1%

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT (000S)

AEROSPACE & DEFENSE - 0.1%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. 6.45% 8/15/02        Baa2      $ 4,450                             4,297

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Equistar Chemicals                -          5,000                              4,856
LP/Equistar Funding Corp.
8.75% 2/15/09

PAPER & FOREST PRODUCTS - 0.0%

Fort James Corp. 6.625%           Baa2       910                                867
9/15/04

TOTAL BASIC INDUSTRIES                                                          5,723

CONSTRUCTION & REAL ESTATE -
0.7%

REAL ESTATE - 0.1%

Duke Realty LP 7.3% 6/30/03       Baa1       5,000                              4,879

REAL ESTATE INVESTMENT TRUSTS
- 0.6%

CenterPoint Properties Trust      Baa2       2,600                              2,387
6.75% 4/1/05

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       6,000                              5,700

6.625% 2/15/05                    Baa1       2,500                              2,347

6.75% 2/15/08                     Baa1       4,590                              4,191

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Equity Office Properties
Trust: - continued

7.25% 2/15/18                     Baa1      $ 15,000                           $ 13,319

ProLogis Trust 6.7% 4/15/04       Baa1       1,550                              1,451

Spieker Properties, Inc.          Baa2       9,700                              8,951
7.125% 7/1/09

                                                                                38,346

TOTAL CONSTRUCTION & REAL                                                       43,225
ESTATE

ENERGY - 0.2%

OIL & GAS - 0.2%

Anadarko Petroleum Corp. 7.2%     Baa1       6,970                              6,298
3/15/29

Apache Corp.:

7.625% 7/1/19                     Baa1       1,535                              1,457

7.7% 3/15/26                      Baa1       1,500                              1,452

Apache Finance Property Ltd.      Baa1       2,600                              2,372
6.5% 12/15/07

Conoco, Inc. 5.9% 4/15/04         A3         2,300                              2,167

YPF Sociedad Anonima:

7.75% 8/27/07                     B1         595                                563

8% 2/15/04                        B1         1,190                              1,164

                                                                                15,473

FINANCE - 3.4%

BANKS - 1.4%

ABN-Amro Bank NV, Chicago         A1         6,750                              6,649
6.625% 10/31/01

BanPonce Financial Corp.          A3         770                                761
6.75% 8/9/01

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         5,930                              5,905

5.95% 7/15/01                     A1         11,700                             11,447

Capital One Bank 6.375%           Baa2       5,300                              5,072
2/15/03

FleetBoston Financial Corp.       A3         5,000                              4,848
7.375% 12/1/09

HSBC Finance Nederland BV         A2         750                                739
7.4% 4/15/03 (c)

Korea Development Bank:

6.625% 11/21/03                   Baa2       4,045                              3,840

7.375% 9/17/04                    Baa2       1,295                              1,248

yankee 6.5% 11/15/02              Baa2       595                                570

MBNA Corp.:

6.34% 6/2/03                      Baa2       1,800                              1,710

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

MBNA Corp.: - continued

6.875% 11/15/02                   Baa2      $ 8,350                            $ 8,146

NationsBank NA 5.92% 6/8/01       Aa2        6,500                              6,347

Providian National Bank:

6.25% 5/7/01                      Baa3       2,345                              2,300

6.75% 3/15/02                     Baa3       905                                880

Sanwa Finance Aruba AEC 8.35%     Baa1       14,100                             13,967
7/15/09

Union Planters National Bank      A3         4,000                              4,017
6.81% 8/20/01

Zions Bancorp 8.625% 10/15/02     A3         6,000                              6,113

                                                                                84,559

CREDIT & OTHER FINANCE - 1.7%

Associates Corp. of North
America:

6% 4/15/03                        Aa3        5,550                              5,324

6% 7/15/05                        Aa3        20,000                             18,580

AT&T Capital Corp. 7.5%           A1         5,585                              5,615
11/15/00

BanPonce Trust I 8.327% 2/1/27    A3         2,825                              2,557

CIT Group, Inc. 5.5% 2/15/04      A1         2,000                              1,855

ERP Operating LP:

6.55% 11/15/01                    A3         2,000                              1,956

7.1% 6/23/04                      A3         4,000                              3,869

Finova Capital Corp. 6.12%        Baa1       5,000                              4,835
5/28/02

First Security Capital I          A3         3,490                              3,268
8.41% 12/15/26

Ford Motor Credit Co. 6.2%        A1         20,000                             19,812
3/12/01

Newcourt Credit Group, Inc.       A1         8,265                              7,972
6.875% 2/16/05

Popular North America, Inc.       A3         3,000                              2,957
7.375% 9/15/01

Spieker Properties LP 6.8%        Baa2       2,050                              1,949
5/1/04

Sprint Capital Corp.:

5.875% 5/1/04                     Baa1       8,670                              8,150

6.875% 11/15/28                   Baa1       6,030                              5,331

The Money Store, Inc. 7.3%        A2         3,850                              3,809
12/1/02

Trizec Finance Ltd. yankee        Baa3       2,270                              2,355
10.875% 10/15/05

TXU Eastern Funding 6.75%         Baa1       2,350                              2,140
5/15/09

                                                                                102,334

INSURANCE - 0.2%

Executive Risk Capital Trust      Baa3       10,000                             9,980
8.675% 2/1/27

SAVINGS & LOANS - 0.1%

Long Island Savings Bank FSB      Baa3       3,750                              3,699
6.2% 4/2/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.0%

Amvescap PLC yankee 6.375%        A3        $ 3,600                            $ 3,424
5/15/03

TOTAL FINANCE                                                                   203,996

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

Tyco International Group SA:

6.875% 9/5/02 (c)                 Baa1       15,000                             14,704

yankee 6.125% 6/15/01             Baa1       8,750                              8,578

                                                                                23,282

MEDIA & LEISURE - 1.3%

BROADCASTING - 0.9%

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       10,000                             8,932

7.25% 10/15/27                    Baa3       2,000                              1,835

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       3,835                              3,924

9% 9/1/08                         Baa2       4,040                              4,307

Cox Communications, Inc.          Baa2       2,795                              2,789
7.75% 8/15/06

Nielsen Media Research, Inc.      Baa2       3,495                              3,372
7.6% 6/15/09

TCI Communications, Inc.:

8.25% 1/15/03                     A2         4,120                              4,220

9.8% 2/1/12                       A2         6,290                              7,231

TCI Communications Financing      A3         4,100                              4,531
III 9.65% 3/31/27

Time Warner, Inc. 6.85%           Baa3       10,000                             9,753
1/15/26

USA Networks, Inc./USANi LLC      Baa3       3,760                              3,562
6.75% 11/15/05

                                                                                54,456

PUBLISHING - 0.4%

News America Holdings, Inc.:

8% 10/17/16                       Baa3       13,000                             12,737

8.5% 2/15/05                      Baa3       1,855                              1,906

News America, Inc. 6.625%         Baa3       950                                876
1/9/08

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

Time Warner Entertainment Co.
LP:

8.375% 3/15/23                    Baa2      $ 770                              $ 788

8.375% 7/15/33                    Baa2       6,500                              6,597

                                                                                22,904

TOTAL MEDIA & LEISURE                                                           77,360

NONDURABLES - 0.3%

BEVERAGES - 0.1%

Seagram JE & Sons, Inc.           Baa3       6,905                              6,520
6.625% 12/15/05

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       5,000                              4,717

TOBACCO - 0.1%

RJ Reynolds Tobacco Holdings,     Baa2       5,100                              4,747
Inc. 7.375% 5/15/03

TOTAL NONDURABLES                                                               15,984

RETAIL & WHOLESALE - 0.4%

DRUG STORES - 0.1%

Rite Aid Corp.:

6% 12/15/00 (c)                   B1         1,445                              1,214

6.5% 12/15/05 (c)                 B1         8,215                              5,422

7.125% 1/15/07                    B1         2,465                              1,602

                                                                                8,238

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp. 6.4%          A3         1,000                              970
2/15/03

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       6,000                              5,733

8.5% 6/15/03                      Baa1       4,000                              4,093

                                                                                10,796

GROCERY STORES - 0.1%

Kroger Co. 6% 7/1/00              Baa3       6,070                              6,031

TOTAL RETAIL & WHOLESALE                                                        25,065

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

TECHNOLOGY - 0.5%

COMPUTERS & OFFICE EQUIPMENT
- 0.5%

Comdisco, Inc.:

5.95% 4/30/02                     Baa1      $ 6,000                            $ 5,738

6.375% 11/30/01                   Baa1       12,000                             11,722

9.3% 6/27/00                      Baa2       3,750                              3,787

9.45% 6/8/00                      Baa2       6,000                              6,063

                                                                                27,310

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.2%

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       1,615                              1,563

7.73% 9/15/12                     Baa1       1,050                              1,022

Delta Air Lines, Inc.:

equipment trust certificate       Baa1       734                                726
8.54% 1/2/07

9.875% 5/15/00                    Baa3       2,000                              2,015

9.875% 4/30/08                    Baa1       4,617                              4,773

                                                                                10,099

RAILROADS - 0.4%

Burlington Northern Santa Fe
Corp.:

6.53% 7/15/37                     Baa2       12,000                             11,408

6.875% 12/1/27                    Baa2       5,000                              4,379

Norfolk Southern Corp. 7.05%      Baa1       8,820                              8,585
5/1/37

                                                                                24,372

TOTAL TRANSPORTATION                                                            34,471

UTILITIES - 2.1%

CELLULAR - 0.3%

Cable & Wireless                  Baa1       15,425                             15,023
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 0.8%

Avon Energy Partners Holdings:

6.46% 3/4/08 (c)                  Baa2       6,800                              6,083

7.05% 12/11/07 (c)                Baa2       20,000                             18,334

DR Investments UK PLC yankee      A2         7,500                              7,389
7.1% 5/15/02 (c)

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (c)                A3        $ 10,795                           $ 9,629

yankee 7.25% 12/15/06 (c)         A3         3,000                              2,803

Texas Utilities Co. 6.375%        Baa3       5,705                              5,144
1/1/08

                                                                                49,382

GAS - 0.2%

CMS Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       3,500                              3,292

7% 7/15/29                        Baa3       2,650                              2,354

Southwest Gas Corp. 9.75%         Baa2       8,700                              9,002
6/15/02

                                                                                14,648

TELEPHONE SERVICES - 0.8%

MCI WorldCom, Inc.:

6.4% 8/15/05                      A3         6,490                              6,164

8.875% 1/15/06                    A3         9,592                              10,031

Telecomunicaciones de Puerto      Baa2       5,020                              4,684
Rico, Inc. 6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       10,070                             9,400

7.7% 7/20/29                      Baa1       15,497                             14,154

                                                                                44,433

TOTAL UTILITIES                                                                 123,486

TOTAL NONCONVERTIBLE BONDS                                                      599,672
(Cost $634,764)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 10.9%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.0%

Fannie Mae:

5.25% 1/15/09                     Aaa        1,850                              1,599

6.5% 4/29/09                      Aaa        29,000                             26,875

Federal Agricultural Mortgage
Corp.:

7.01% 2/10/05                     Aaa        1,530                              1,510

7.04% 8/10/05                     Aaa        2,400                              2,369

Financing Corp. - coupon          Aaa        4,574                              3,438
STRIPS 0% 3/26/04

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Freddie Mac:

6.25% 7/15/04                     Aaa       $ 10,930                           $ 10,520

6.875% 1/15/05                    Aaa        5,000                              4,931

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        3,708                              3,787

Class T-3, 9.625% 5/15/02         Aaa        878                                900

Private Export Funding Corp.      Aaa        1,085                              1,074
secured 6.86% 4/30/04

TOTAL U.S. GOVERNMENT AGENCY                                                    57,003
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
9.9%

U.S. Treasury Bonds:

6.375% 8/15/27                    Aaa        39,100                             37,994

6.875% 8/15/25                    Aaa        9,500                              9,789

8% 11/15/21                       Aaa        50,900                             58,535

8.75% 5/15/17                     Aaa        7,665                              9,224

8.875% 8/15/17                    Aaa        36,620                             44,596

9.875% 11/15/15                   Aaa        28,960                             37,639

14% 11/15/11                      Aaa        13,720                             18,953

U.S. Treasury Notes:

4% 10/31/00                       Aaa        90,600                             89,113

6.5% 5/31/02                      Aaa        77,450                             77,160

6.625% 6/30/01                    Aaa        7,580                              7,584

7% 7/15/06                        Aaa        161,470                            163,362

7.5% 11/15/01                     Aaa        8,510                              8,627

U.S. Treasury Notes - coupon      Aaa        54,800                             24,890
STRIPS 0% 11/15/11

TOTAL U.S. TREASURY                                                             587,466
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                       644,469
GOVERNMENT  AGENCY OBLIGATIONS
(Cost $660,510)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 12.5%

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - 9.6%

5.5% 11/1/08 to 3/1/14            Aaa       $ 14,034                           $ 13,023

6% 1/1/12 to 1/1/29               Aaa        55,401                             49,994

6.5% 7/1/08 to 8/1/29             Aaa        275,890                            256,241

7% 12/1/08 to 9/1/29              Aaa        92,185                             87,984

7.5% 6/1/07 to 1/1/30             Aaa        100,095                            97,726

8% 9/1/17 to 10/1/29              Aaa        23,084                             23,036

8% 2/1/30 (e)                     Aaa        39,400                             39,289

TOTAL FANNIE MAE                                                                567,293

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.9%

6.5% 3/15/26 to 4/15/29           Aaa        68,271                             63,087

7% 10/15/27 to 12/15/28           Aaa        82,469                             78,456

7.5% 1/15/26 to 9/15/29           Aaa        24,845                             24,235

8% 1/15/17 to 8/15/25             Aaa        835                                836

9% 11/15/14 to 1/15/23            Aaa        396                                413

9.5% 6/15/09 to 3/15/23           Aaa        1,592                              1,684

TOTAL GOVERNMENT NATIONAL                                                       168,711
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                    736,004
- MORTGAGE SECURITIES
(Cost $774,878)

ASSET-BACKED SECURITIES - 0.8%



American Express Credit           A1         4,200                              3,959
Account Master Trust 6.1%
12/15/06

Capita Equipment Receivables      Baa2       4,680                              4,499
Trust  6.48% 10/15/06

Contimortgage Home Equity         Aaa        3,774                              3,757
Loan Trust  6.26% 7/15/12

Discover Card Master Trust I      A2         5,000                              4,818
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       3,850                              3,758

6.4% 12/15/02                     Baa2       2,360                              2,301

6.87% 11/15/04                    A2         4,100                              4,029

Key Auto Finance Trust:

6.3% 10/15/03                     A2         2,201                              2,184

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Key Auto Finance Trust: -
continued

6.65% 10/15/03                    Baa3      $ 646                              $ 644

Premier Auto Trust 5.59%          Aaa        15,000                             14,428
2/9/04

TOTAL ASSET-BACKED SECURITIES                                                   44,377
(Cost $45,736)

COMMERCIAL MORTGAGE
SECURITIES - 1.1%



CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2       5,790                              5,285
1/17/35

Series 1998-FL1:

Class D, 6.3275% 12/10/00         A2         6,100                              6,071
(c)(d)

Class E, 6.6725% 1/10/13          Baa2       12,180                             12,032
(c)(d)

Equitable Life Assurance
Society of the United States
Series 174:

Class B1, 7.33% 5/15/06 (c)       Aa2        4,000                              3,886

Class C-1, 7.52% 5/15/06 (c)      A2         4,000                              3,879

GS Mortgage Securities Corp.      Baa3       5,000                              4,197
II Series 1998-GLII Class E,
7.1905% 4/13/31 (c)(d)

Nomura Asset Securities Corp.     Baa2       20,000                             17,594
Series 1998-D6 Class A-4,
7.5973% 3/17/28 (d)

Thirteen Affiliates of            Aaa        8,000                              7,415
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (c)

Wells Fargo Capital Markets       Aaa        2,590                              2,520
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (c)

TOTAL COMMERCIAL MORTGAGE                                                       62,879
SECURITIES
(Cost $67,299)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - (G) 0.1%



Korean Republic yankee:

8.75% 4/15/03                     Baa2       1,900                              1,937

8.875% 4/15/08                    Baa2       2,946                              3,042

Quebec Province yankee:

7.125% 2/9/24                     A2         680                                631

7.5% 7/15/23                      A2         2,880                              2,802

TOTAL FOREIGN GOVERNMENT AND                                                    8,412
GOVERNMENT  AGENCY OBLIGATIONS
(Cost $9,024)

SUPRANATIONAL OBLIGATIONS -
0.0%

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Inter-American Development        Aaa       $ 3,000                            $ 2,816
Bank yankee 6.29% 7/16/27
(Cost $2,981)


CASH EQUIVALENTS - 9.3%

                                            SHARES

Central Cash Collateral Fund,               21,916,900                           21,917
5.56% (b)

Taxable Central Cash Fund,                  526,638,696                          526,639
5.45% (b)

TOTAL CASH EQUIVALENTS                                                           548,556
(Cost $548,556)

TOTAL INVESTMENT PORTFOLIO -                                                     5,991,433
101.4%
(Cost $5,689,355)

NET OTHER ASSETS - (1.4)%                                                         (81,073)

NET ASSETS - 100%                                                              $ 5,910,360


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $106,317,000 or 1.8% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security purchased on a delayed delivery or when-issued basis.

(f) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        27.1%      AAA, AA, A    26.8%

Baa               7.6%       BBB           6.5%

Ba                0.0%       BB            0.2%

B                 0.2%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.1%.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate
cost of investment securities for income tax purposes was $5,714,010,000. Net unrealized appreciation aggregated $277,423,000, of which $503,561,000 related to appreciated investment securities and $226,138,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                JANUARY
                                 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 5,991,433
value (cost $5,689,355) -
See accompanying schedule

Receivable for investments                 16,457
sold

Receivable for fund shares                 7,170
sold

Dividends receivable                       2,780

Interest receivable                        25,032

Other receivables                          530

 TOTAL ASSETS                              6,043,402

LIABILITIES

Payable for investments         $ 51,754
purchased Regular delivery

 Delayed delivery                39,612

Payable for fund shares          16,921
redeemed

Accrued management fee           2,134

Other payables and accrued       704
expenses

Collateral on securities         21,917
loaned, at value

 TOTAL LIABILITIES                         133,042

NET ASSETS                                $ 5,910,360

Net Assets consist of:

Paid in capital                           $ 5,553,525

Undistributed net investment               17,834
income

Accumulated undistributed net              36,914
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                302,087
(depreciation) on investments

NET ASSETS, for 393,900                   $ 5,910,360
shares outstanding

NET ASSET VALUE, offering                  $15.00
price and redemption price
per share ($5,910,360
(divided by) 393,900 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS       SIX
                           MONTHS ENDED JANUARY 31,
                                   2000 (UNAUDITED)

INVESTMENT INCOME                          $ 21,909
Dividends

Interest                                    84,927

Security lending                            35

 TOTAL INCOME                               106,871

EXPENSES

Management fee                   $ 12,786

Transfer agent fees               6,471

Accounting and security           452
lending fees

Non-interested trustees'          12
compensation

Custodian fees and expenses       78

Registration fees                 53

Audit                             32

Legal                             24

Reports to shareholders           135

Miscellaneous                     11

 Total expenses before            20,054
reductions

 Expense reductions               (1,121)   18,933

NET INVESTMENT INCOME                       87,938

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            120,515

 Foreign currency transactions    (6)       120,509

Change in net unrealized                    (317,283)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (196,774)

NET INCREASE (DECREASE) IN                 $ (108,836)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 87,938                      $ 143,436
income

 Net realized gain (loss)         120,509                       683,387

 Change in net unrealized         (317,283)                     15,318
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (108,836)                     842,141
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (92,433)                      (128,130)
From net investment income

 From net realized gain           (691,340)                     (378,957)

 TOTAL DISTRIBUTIONS              (783,773)                     (507,087)

Share transactions Net            982,508                       1,527,019
proceeds from sales of shares

 Reinvestment of distributions    767,892                       495,851

 Cost of shares redeemed          (888,733)                     (1,379,305)

 NET INCREASE (DECREASE) IN       861,667                       643,565
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (30,942)                      978,619
IN NET ASSETS

NET ASSETS

 Beginning of period              5,941,302                     4,962,683

 End of period (including        $ 5,910,360                   $ 5,941,302
undistributed net investment
income of $17,834 and
$22,329, respectively)

OTHER INFORMATION
Shares

 Sold                             62,809                        91,041

 Issued in reinvestment of        49,268                        33,987
distributions

 Redeemed                         (57,554)                      (83,449)

 Net increase (decrease)          54,523                        41,579


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

                                 (UNAUDITED)                   1999                  1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 17.51                       $ 16.66               $ 16.49  $ 12.90  $ 13.20  $ 12.76
period

Income from Invest- ment
Operations

Net investment income             .23 D                         .44 D                 .48 D    .51 D    .57      .62

Net realized  and unrealized      (.51)                         2.09                  1.67     3.73     (.27)    .27
gain (loss)

Total from investment             (.28)                         2.53                  2.15     4.24     .30      .89
operations

Less Distributions

 From net investment income       (.25)                         (.40)                 (.52)    (.65)    (.60)    (.45)

From net realized gain            (1.98)                        (1.28)                (1.46)   -        -        -

Total distributions               (2.23)                        (1.68)                (1.98)   (.65)    (.60)    (.45)

Net asset value, end of period   $ 15.00                       $ 17.51               $ 16.66  $ 16.49  $ 12.90  $ 13.20

TOTAL RETURN B, C                 (1.87)%                       17.48%                14.54%   33.82%   2.25%    7.19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 5,910                       $ 5,941               $ 4,963  $ 4,173  $ 4,022  $ 5,070
(in millions)

Ratio of expenses to average      .67% A                        .68%                  .70%     .75%     .82%     .91%
net assets

Ratio of expenses to average      .63% A, E                     .65% E                .67% E   .74% E   .79% E   .90% E
net assets after expense
reductions

Ratio of net invest- ment         2.94% A                       2.67%                 2.97%    3.58%    4.12%    5.33%
income  to average  net
assets

Portfolio turnover rate           166% A                        157%                  135%     70%      247%     269%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $4,707,778,000 and $4,641,423,000, respectively, of which U.S. government and government agency obligations aggregated
$1,009,257,000 and $734,188,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $293,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experi ence delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $21,591,000. The fund received cash collateral of $21,917,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $878,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $239,000, respectively, under these arrangements.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments
 Money Management, Inc. (FIMM)
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Stephen M. DuFour, Vice President
Kevin E. Grant, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

BAL-SANN-0300  95604
1.471161.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity (registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)   1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
PURITAN(REGISTERED TRADEMARK)
FUND

SEMIANNUAL REPORT
JANUARY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The managers' review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   46  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  50  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  55  The auditors' opinion
ACCOUNTANTS

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY PURITAN                -1.81%         -0.26%       101.65%       248.52%

Fidelity Balanced Income        -2.90%         1.02%        104.55%       229.03%
Composite

LB Aggregate Bond               0.66%          -1.85%       41.84%        111.74%

S&P 500                         5.59%          10.35%       225.05%       442.52%

Balanced Funds Average          2.11%          4.09%        104.82%       214.01%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Income Composite Index - a hypothetical combination of unmanaged indices combining the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index using a weighting of 60% and 40%, respectively. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 473 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY PURITAN                -0.26%       15.06%        13.30%

Fidelity Balanced Income        1.02%        15.39%        12.65%
Composite

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             Puritan                     60/40 RS 3000V/LB Aggr.
S&P 500                     LB Aggregate Bond
             00004                       F0164
SP001                       LB001
  1990/01/31      10000.00                    10000.00
   10000.00                    10000.00
  1990/02/28      10106.71                    10163.78
   10129.00                    10032.00
  1990/03/31      10121.26                    10238.02
   10397.42                    10039.02
  1990/04/30       9873.64                     9962.29
   10137.48                     9946.66
  1990/05/31      10423.04                    10563.35
   11125.89                    10241.08
  1990/06/30      10367.25                    10496.36
   11050.23                    10405.97
  1990/07/31      10273.00                    10487.41
   11014.87                    10549.57
  1990/08/31       9652.53                     9865.99
   10019.13                    10408.20
  1990/09/30       9204.33                     9601.42
    9531.20                    10494.59
  1990/10/31       9044.67                     9556.03
    9490.21                    10627.87
  1990/11/30       9555.58                    10033.37
   10103.28                    10856.37
  1990/12/31       9778.97                    10250.51
   10385.16                    11025.73
  1991/01/31      10217.20                    10590.30
   10837.95                    11162.45
  1991/02/28      10809.61                    11062.25
   11612.87                    11257.33
  1991/03/31      10881.43                    11209.66
   11893.90                    11335.01
  1991/04/30      10972.04                    11307.95
   11922.44                    11457.43
  1991/05/31      11507.47                    11590.78
   12437.49                    11523.88
  1991/06/30      11108.20                    11293.84
   11867.86                    11518.12
  1991/07/31      11492.69                    11633.24
   12420.90                    11678.22
  1991/08/31      11693.29                    11866.24
   12715.27                    11930.47
  1991/09/30      11703.11                    11914.27
   12502.93                    12172.66
  1991/10/31      11872.72                    12083.06
   12670.47                    12307.77
  1991/11/30      11465.66                    11760.55
   12159.85                    12421.00
  1991/12/31      12170.56                    12482.85
   13550.93                    12789.91
  1992/01/31      12273.84                    12466.64
   13298.89                    12615.97
  1992/02/29      12618.13                    12694.40
   13471.77                    12697.97
  1992/03/31      12556.46                    12557.53
   13209.07                    12626.86
  1992/04/30      12966.57                    12887.46
   13597.42                    12717.77
  1992/05/31      13114.91                    13035.09
   13664.05                    12958.14
  1992/06/30      13044.26                    13044.09
   13460.45                    13136.96
  1992/07/31      13441.68                    13452.22
   14010.98                    13404.96
  1992/08/31      13309.21                    13266.61
   13723.76                    13540.35
  1992/09/30      13471.49                    13443.13
   13885.70                    13701.48
  1992/10/31      13369.78                    13393.19
   13934.30                    13519.25
  1992/11/30      13730.38                    13676.60
   14409.46                    13521.95
  1992/12/31      14048.16                    13970.89
   14586.70                    13736.95
  1993/01/31      14448.45                    14338.27
   14709.22                    14000.70
  1993/02/28      14743.90                    14718.96
   14909.27                    14245.71
  1993/03/31      15326.90                    15009.97
   15223.86                    14305.54
  1993/04/30      15616.09                    14928.35
   14855.44                    14405.68
  1993/05/31      15828.16                    15124.39
   15253.56                    14424.41
  1993/06/30      15935.26                    15424.51
   15297.80                    14685.49
  1993/07/31      16169.17                    15568.10
   15236.61                    14769.20
  1993/08/31      16636.99                    16016.80
   15814.08                    15027.66
  1993/09/30      16522.48                    16068.90
   15692.31                    15068.23
  1993/10/31      16952.04                    16106.93
   16017.14                    15123.99
  1993/11/30      16679.63                    15848.36
   15864.97                    14995.43
  1993/12/31      17061.08                    16072.56
   16056.94                    15076.41
  1994/01/31      17819.35                    16522.20
   16602.88                    15279.94
  1994/02/28      17624.36                    16097.63
   16152.94                    15014.07
  1994/03/31      16968.37                    15572.21
   15448.67                    14643.22
  1994/04/30      17154.23                    15692.91
   15646.41                    14526.08
  1994/05/31      17263.56                    15788.88
   15903.02                    14524.62
  1994/06/30      17129.94                    15546.26
   15513.39                    14492.67
  1994/07/31      17559.84                    15947.78
   16022.23                    14781.07
  1994/08/31      18077.93                    16240.91
   16679.14                    14798.81
  1994/09/30      17688.14                    15844.90
   16270.50                    14581.27
  1994/10/31      17895.56                    15938.94
   16636.59                    14568.15
  1994/11/30      17330.92                    15538.59
   16030.68                    14536.10
  1994/12/31      17365.49                    15706.75
   16268.42                    14636.39
  1995/01/31      17283.41                    16085.77
   16690.26                    14926.19
  1995/02/28      17811.06                    16618.07
   17340.68                    15281.44
  1995/03/31      18224.43                    16860.17
   17852.40                    15374.66
  1995/04/30      18590.81                    17272.33
   18378.16                    15589.90
  1995/05/31      18992.65                    17954.78
   19112.73                    16193.23
  1995/06/30      19205.97                    18174.83
   19556.72                    16311.44
  1995/07/31      19848.15                    18540.25
   20205.22                    16275.55
  1995/08/31      19943.29                    18804.50
   20255.94                    16472.49
  1995/09/30      20229.03                    19261.21
   21110.74                    16632.27
  1995/10/31      19903.54                    19212.08
   21035.37                    16848.49
  1995/11/30      20614.81                    19898.94
   21958.82                    17101.22
  1995/12/31      21092.20                    20317.20
   22381.75                    17340.64
  1996/01/31      21389.80                    20721.88
   23143.63                    17455.08
  1996/02/29      21662.60                    20681.09
   23358.17                    17151.37
  1996/03/31      22023.21                    20838.65
   23583.11                    17031.31
  1996/04/30      22035.70                    20867.42
   23930.72                    16935.93
  1996/05/31      22173.03                    21022.63
   24547.89                    16902.06
  1996/06/30      22273.59                    21130.32
   24641.42                    17128.55
  1996/07/31      21845.25                    20653.27
   23552.76                    17174.79
  1996/08/31      22046.82                    21012.83
   24049.49                    17145.60
  1996/09/30      22921.24                    21643.46
   25403.00                    17443.93
  1996/10/31      23477.58                    22300.81
   26103.61                    17831.19
  1996/11/30      24659.81                    23397.88
   28076.78                    18136.10
  1996/12/31      24288.60                    23196.14
   27520.58                    17967.43
  1997/01/31      25119.82                    23851.47
   29240.07                    18023.13
  1997/02/28      25500.21                    24077.97
   29469.31                    18068.19
  1997/03/31      24647.12                    23464.99
   28258.42                    17867.63
  1997/04/30      25656.31                    24158.38
   29945.44                    18135.65
  1997/05/31      26693.94                    25094.08
   31768.52                    18307.94
  1997/06/30      27687.63                    25871.20
   33191.75                    18525.80
  1997/07/31      29192.39                    27267.31
   35832.82                    19026.00
  1997/08/31      27902.60                    26672.50
   33825.47                    18864.28
  1997/09/30      29025.99                    27807.26
   35678.09                    19143.47
  1997/10/31      28431.80                    27503.55
   34486.44                    19421.05
  1997/11/30      29115.11                    28228.76
   36082.82                    19510.38
  1997/12/31      29716.97                    28844.99
   36702.36                    19707.44
  1998/01/31      29977.64                    28741.04
   37108.29                    19959.69
  1998/02/28      31143.01                    29881.19
   39784.53                    19943.73
  1998/03/31      32114.85                    30982.49
   41821.90                    20011.54
  1998/04/30      32300.30                    31168.14
   42242.63                    20115.60
  1998/05/31      32253.94                    30972.59
   41516.48                    20306.69
  1998/06/30      32935.70                    31283.60
   43202.88                    20478.96
  1998/07/31      32857.80                    30877.31
   42742.77                    20522.42
  1998/08/31      29632.78                    28309.20
   36563.02                    20856.45
  1998/09/30      30740.85                    29547.75
   38905.24                    21344.74
  1998/10/31      32249.92                    30787.92
   42069.80                    21232.12
  1998/11/30      33504.65                    31689.31
   44619.65                    21352.37
  1998/12/31      34648.37                    32370.65
   47190.63                    21416.58
  1999/01/31      34941.85                    32571.32
   49164.14                    21569.55
  1999/02/28      34423.94                    31987.19
   47636.12                    21192.95
  1999/03/31      35128.16                    32414.97
   49542.04                    21310.54
  1999/04/30      36381.50                    34269.68
   51460.81                    21378.09
  1999/05/31      35284.83                    33982.91
   50245.82                    21189.96
  1999/06/30      36286.20                    34542.02
   53034.46                    21122.29
  1999/07/31      35496.23                    33885.24
   51378.72                    21033.58
  1999/08/31      34952.02                    33125.49
   51124.40                    21022.89
  1999/09/30      34309.28                    32606.27
   49723.08                    21266.85
  1999/10/31      35009.84                    33670.34
   52869.56                    21345.31
  1999/11/30      35083.59                    33529.00
   53944.39                    21343.82
  1999/12/31      35638.71                    33595.70
   57121.72                    21240.91
  2000/01/31      34852.15                    32903.07
   54251.92                    21171.42
IMATRL PRASUN   SHR__CHT 20000131 20000228 110245 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Puritan Fund on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $34,852 - a 248.52% increase on the initial investment. For comparison, look at how the Standard & Poor's 500SM Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $54,252 - a 442.52% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,174 - a 111.74% increase. You can also look at how the Fidelity Balanced Income Composite Index did over the same period. The composite index combines the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $32,903 - a 229.03% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

Technology stocks and interest
rates. The former continued to rally
during the six months that ended
January 31, 2000, ensuring that
overall stock market performance
was up. The latter, meanwhile, held
back returns in most non-technology
sectors, and conspired to make it a
difficult period for bond investors.
Despite the fact that the Federal
Reserve Board raised interest
rates once in August and again
in November, equity investors
continued to gobble up technology
stocks, particularly those with an
Internet theme. To illustrate the
sector's dominance, the
technology-oriented NASDAQ Index
returned an eye-popping 49.52%
return during the six-month period.
The Standard & Poor's 500 Index -
a more expansive measure of stock
performance - returned 5.59%.
While tech stocks were spreading
their magic throughout the equity
market, interest rates were busy
suppressing bond performance.
The Lehman Brothers Aggregate
Bond Index - a broad measure of
the U.S. taxable investment-grade
bond market - returned 0.66%
during the six-month period.
Yield-spread sectors such as
corporate and mortgage-backed
bonds were clearly favored over
Treasuries during this stretch, as yield spreads for each narrowed due to weaker-than-expected supply for corporates and declining prepayments for mortgages.

(photograph of Bettina Doulton)(photograph of Steve Petersen)

NOTE TO SHAREHOLDERS: The following is an interview with Bettina
Doulton, who managed Fidelity Puritan Fund during the period covered by this report, with additional comments from Steve Petersen, who became manager of the fund on February 1, 2000.

Q. HOW DID THE FUND PERFORM, BETTINA?

B.D. For the six-month period that ended January 31, 2000, the fund returned -1.81%. Meanwhile, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index returned 5.59% and 0.66%, respectively. During the same period, the fund underperformed the 2.11% return of the balanced funds average as tracked by Lipper Inc. For the 12-month period ending January 31, 2000, the fund returned -0.26%. Returns for the S&P 500 and Lehman Brothers indexes during the same period were 10.35% and -1.85%, respectively, while the Lipper average closed out the 12-month period up 4.09%. Because of the fund's mix of stocks and bonds, we also look at how the fund did against the Fidelity Balanced Income Composite Index, a hypothetical combination of unmanaged indexes combining the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index using a weighting of 60% and 40%, respectively. This index returned -2.90% and 1.02% for the six-month and 12-month periods, respectively.

Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT OF THE PAST SIX
MONTHS?

B.D. It was an extraordinarily volatile and divergent period, which I believe is a function of how the information age is dramatically changing the economy. Technology companies that have embraced intellectual capital and rapid change characterize the new economy. These companies are the makers and providers of the servers, software, communication networks and telecommunication equipment that are fueling Internet use and e-commerce. Investors clearly believe that these companies have attractive prospects for earnings and revenue growth for the next several years. Consequently, investors have been willing to pay almost any price for this growth. On the other hand, the old economy is represented by the aging, goods-producing sectors. These companies lack the cost and productivity advantages gained from an Internet and e-commerce strategy. In the old economy competition is fierce, the ability to raise prices is practically non-existent, unit growth rates are slowing, price-to-earnings ratios are declining and, in many cases, profit margins also are decreasing.

Q. WHY DID THE FUND'S RETURN TRAIL THE BALANCED FUNDS AVERAGE OVER THE PAST SIX MONTHS?

B.D. Similar to what I communicated in the fund's annual report to shareholders last July, the primary reason for the fund's underperformance relative to its peers continued to be portfolio construction. Given the tremendous surge of the technology sector and the telecommunications subcomponent of the utilities sector over the last half of 1999 - which were the only two groups that performed exceptionally well - this fund had little chance against its more growth-oriented peers. Puritan's equity subportfolio is dividend-oriented, so naturally we typically bypass the low-dividend yielding, high price-to-earnings growth stocks, which include the many dot.com and wireless companies that lit up the market in 1999.

Q. GIVEN THAT LIMITATION, WHAT STRATEGIES DID YOU PURSUE TO HELP LIFT THE FUND'S RETURNS?

B.D. Overweighting the media and leisure sector and strong stock selection within that group proved greatly beneficial to the fund's performance. At the end of the period, the fund's media and leisure weighting was approximately twice that of the S&P 500 index. Viacom, CBS and McGraw-Hill were particularly strong performers in the category. Good stock picks and a slight overweighting in the basic industry sector also helped, as improving global economic health pushed commodity-based companies higher. Within this group, Alcoa, which benefited from higher aluminum prices, was one of the fund's best individual contributors to performance.

Q. WHAT OTHER STOCKS PERFORMED WELL?

B.D. Although the finance sector overall was dragged down in an environment of rising interest rates, American Express continued to be a stellar performer. Its transition into the world of e-commerce was tremendously successful, as was its recent launch of the "Blue card." In general, finance companies that depend upon transaction fees and capital markets for their revenues fared better than lending institutions during the second half of 1999. Similarly, the advent of the Internet along with adoption of successful Web strategies all helped Viacom, CBS and McGraw-Hill, three media and leisure holdings I mentioned earlier. Each benefited from increased advertising expenditures by dot.com companies and traditional bricks and mortar companies that were attempting to protect their businesses from being cannibalized by their online competitors.

Q. WHAT STOCKS HAVEN'T LIVED UP TO YOUR EXPECTATIONS?

B.D. Fannie Mae and Freddie Mac, which provide housing-related financial services, were disappointments. Concerns about growth rates, pricing wars between the two companies and rising mortgage rates drove their stock prices down throughout the period. Another finance holding, Associates First Capital, also was negatively affected by rising interest rates and missed earnings estimates. Xerox was one of the largest detractors to fund performance; earnings disappointments and a more competitive environment caused its stock price to plummet. This holding was no longer in the fund at the end of the period.

Q. HOW DID THE FUND'S BOND SUBPORTFOLIO FARE?

B.D. This time, portfolio construction was a positive for the fund. Relative to its peers and the Lehman Brothers Aggregate Bond Index, the fund was overweighted in corporates and mortgages - two of the best domestic bond offerings during the second half of 1999. Conversely, the fund underweighted government securities compared to its peers and the Lehman index. Treasuries had an exceptionally poor third and fourth quarter given the Federal Reserve Board's aggressive monetary actions.

Q. TURNING TO YOU, STEVE, WHAT'S YOUR OUTLOOK FOR THE NEXT FEW MONTHS?

S.P. For the past couple of years, the market has narrowed to the point where technology is about the only driver of market performance. The good news is that with technology stocks having done so well for such a long period of time, most other stocks look pretty cheap, so I now have the opportunity to enhance the quality of the fund's portfolio by adding more large, high-quality stocks. Over time, these good companies - household names that happen to be in the wrong end of the market - should benefit the fund.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: income and capital
growth consistent with
reasonable risk

FUND NUMBER: 004

TRADING SYMBOL: FPURX

START DATE: April 16, 1947

SIZE: as of January 31,
2000, more than $22.9
billion

MANAGER: Steve Petersen,
since February 2000;
manager, Fidelity
Equity-Income Fund, since
1993; manager, Fidelity
Balanced Fund, 1996-
1997; manager, various
institutional accounts, since
1987; joined Fidelity in
1980

STEVE PETERSEN ON HIS
MANAGEMENT STYLE:

"At this point, I don't think that
shareholders should anticipate any
major changes in the way the fund is
managed. Up to this point, the fund
has been managed with a value
bias, though Bettina had slightly
more of an emphasis on
conservative growth stocks. So, in
general, there should not be a great
deal of difference going forward.
The fund will still follow the same
guidelines and goals. In terms of
asset allocation, the industries
and sectors represented in the
fund's portfolio should also
remain similar.

"One difference is that I tend to hold
a slightly higher number of
securities in the funds I manage than
Bettina, but not by a significant
amount. As for the fund's
fixed-income holdings, they will also
continue to be focused on
intermediate-term,
investment-grade securities.

"The only noticeable change in the
near term will probably be the
addition of some high-quality stocks
of `household name' companies that
look cheap now. I'll continue to focus
on adding value on the equity side,
while trying to match the
performance of the fund's
benchmark on the fixed-income
side."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Exxon Mobil Corp.               3.7                     2.7

Chase Manhattan Corp.           3.4                     2.6

General Electric Co.            2.6                     2.2

American Express Co.            2.6                     2.3

Fannie Mae                      2.4                     2.4

                                14.7                    12.2

TOP FIVE BOND ISSUERS AS OF
JANUARY 31, 2000

(WITH MATURITIES GREATER THAN  % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
ONE YEAR)                                              MONTHS AGO

Fannie Mae                      8.8                     7.9

U.S. Treasury Obligations       6.8                     3.4

Government National Mortgage    2.1                     2.1
Association

CS First Boston Mortgage        0.4                     0.5
Securities Corp.

News America Holdings, Inc.     0.4                     0.2

                                18.5                    14.1

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

FINANCE                         18.4                    19.3

TECHNOLOGY                      10.3                    6.8

ENERGY                          9.7                     8.7

UTILITIES                       8.9                     9.4

MEDIA & LEISURE                 8.6                     7.8



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000 *                                    AS OF JULY 31, 1999 **

Stocks                          64.4%                       Stocks                              63.7%

Bonds                           34.1%                       Bonds                               31.3%

Convertible Securities           1.6%                       Convertible Securities               0.8%

Short-Term Investments and                                  Short-Term Investments and
Net Other Assets               (0.1)%A                      Net Other Assets                     4.2%

* FOREIGN INVESTMENTS            7.3%                       ** FOREIGN INVESTMENTS               7.6%

Row: 1, Col: 1, Value: 64.40000000000001                    Row: 1, Col: 1, Value: 63.7
Row: 1, Col: 2, Value: 0.0                                  Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                  Row: 1, Col: 3, Value: 31.3
Row: 1, Col: 4, Value: 34.1                                 Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.6                                  Row: 1, Col: 5, Value: 0.8
Row: 1, Col: 6, Value: 0.0                                  Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                  Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0                                  Row: 1, Col: 8, Value: 4.2





 A SHORT-TERM INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE
PIE CHART.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS JANUARY 31, 2000

Showing Percentage of Net Assets



COMMON STOCKS - 63.4%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.3%

AEROSPACE & DEFENSE - 1.7%

Boeing Co.                        2,559,400                $ 113,413

Honeywell International, Inc.     750,000                   36,000

Rockwell International Corp.      400,000                   19,775

Textron, Inc.                     2,753,500                 164,350

United Technologies Corp.         1,220,400                 64,605

                                                            398,143

SHIP BUILDING & REPAIR - 0.6%

General Dynamics Corp.            2,750,000                 129,594

TOTAL AEROSPACE & DEFENSE                                   527,737

BASIC INDUSTRIES - 2.2%

CHEMICALS & PLASTICS - 1.0%

Dow Chemical Co.                  402,600                   46,903

Engelhard Corp.                   1,280,300                 20,405

Great Lakes Chemical Corp.        600,000                   19,875

Praxair, Inc.                     3,505,100                 142,176

                                                            229,359

IRON & STEEL - 0.1%

AK Steel Holding Corp.            875,000                   8,859

Nucor Corp.                       400,000                   19,900

                                                            28,759

METALS & MINING - 1.0%

Alcoa, Inc.                       3,280,000                 228,575

PACKAGING & CONTAINERS - 0.0%

Owens-Illinois, Inc. (a)          200,000                   3,663

PAPER & FOREST PRODUCTS - 0.1%

Smurfit-Stone Container Corp.     315,000                   6,241
(a)

TOTAL BASIC INDUSTRIES                                      496,597

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.1%

Masco Corp.                       1,719,200                 34,277

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

ENGINEERING - 0.2%

Fluor Corp.                       927,500                  $ 37,042

TOTAL CONSTRUCTION & REAL                                   71,319
ESTATE

DURABLES - 0.6%

CONSUMER DURABLES - 0.5%

Minnesota Mining &                934,800                   87,521
Manufacturing Co.

Snap-On, Inc.                     510,000                   13,706

                                                            101,227

HOME FURNISHINGS - 0.1%

Newell Rubbermaid, Inc.           1,000,000                 30,000

TOTAL DURABLES                                              131,227

ENERGY - 9.3%

ENERGY SERVICES - 1.4%

Baker Hughes, Inc.                2,238,400                 55,121

Halliburton Co.                   5,559,200                 200,131

Schlumberger Ltd.                 865,300                   52,837

                                                            308,089

OIL & GAS - 7.9%

Atlantic Richfield Co.            1,411,700                 108,701

BP Amoco PLC                      18,927,024                169,555

BP Amoco PLC sponsored ADR        5,912,438                 317,794

Burlington Resources, Inc.        791,600                   25,381

Conoco, Inc. Class B              2,201,823                 51,880

Exxon Mobil Corp.                 10,156,262                848,048

Royal Dutch Petroleum Co. (NY     1,066,400                 58,719
Shares)

Total Fina SA:

Class B                           655,800                   81,647

sponsored ADR                     1,975,400                 122,969

USX - Marathon Group              1,173,300                 30,139

                                                            1,814,833

TOTAL ENERGY                                                2,122,922

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - 15.0%

BANKS - 4.4%

Bank of America Corp.             700,000                  $ 33,906

Bank of New York Co., Inc.        413,700                   16,807

Bank One Corp.                    1,000,000                 29,813

Chase Manhattan Corp.             9,707,600                 780,855

Comerica, Inc.                    800,000                   35,350

FleetBoston Financial Corp.       600,000                   18,863

Mellon Financial Corp.            1,700,600                 58,352

Wells Fargo & Co.                 775,000                   31,000

                                                            1,004,946

CREDIT & OTHER FINANCE - 4.3%

American Express Co.              3,635,127                 599,114

Arcadia Financial Ltd.            361                       0
warrants 3/15/07 (a)

Associates First Capital          2,816,210                 56,324
Corp. Class A

Citigroup, Inc.                   5,297,928                 304,300

Household International, Inc.     800,000                   28,200

                                                            987,938

FEDERAL SPONSORED CREDIT - 4.3%

Fannie Mae                        8,999,850                 539,429

Freddie Mac                       8,845,100                 443,913

                                                            983,342

INSURANCE - 1.5%

ACE Ltd.                          777,400                   13,750

American International Group,     1,728,825                 180,014
Inc.

Everest Reinsurance Holdings,     166,900                   4,204
Inc.

Hartford Financial Services       2,817,800                 107,429
Group, Inc.

The Chubb Corp.                   195,100                   10,974

UnumProvident Corp.               500,000                   13,375

                                                            329,746

SAVINGS & LOANS - 0.0%

TCF Financial Corp.               300,000                   6,881

SECURITIES INDUSTRY - 0.5%

ECM Corp. LP (g)                  6,318                     556

Morgan Stanley Dean Witter &      1,785,200                 118,270
Co.

                                                            118,826

TOTAL FINANCE                                               3,431,679

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - 6.9%

DRUGS & PHARMACEUTICALS - 5.6%

Bristol-Myers Squibb Co.          4,485,700                $ 296,056

Eli Lilly & Co.                   5,262,700                 351,943

Merck & Co., Inc.                 3,806,100                 299,968

Schering-Plough Corp.             4,563,600                 200,798

Warner-Lambert Co.                1,485,300                 141,011

                                                            1,289,776

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Abbott Laboratories               4,570,400                 149,109

Baxter International, Inc.        696,000                   44,457

Cardinal Health, Inc.             397,800                   19,020

Johnson & Johnson                 852,500                   73,368

                                                            285,954

TOTAL HEALTH                                                1,575,730

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.9%

ELECTRICAL EQUIPMENT - 2.6%

General Electric Co.              4,511,200                 601,681

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.3%

Caterpillar, Inc.                 1,314,800                 55,797

Deere & Co.                       2,528,500                 110,464

Ingersoll-Rand Co.                1,674,200                 78,792

ITT Industries, Inc.              244,100                   7,720

Parker-Hannifin Corp.             1,052,600                 45,525

The Stanley Works                 60,800                    1,528

                                                            299,826

TOTAL INDUSTRIAL MACHINERY &                                901,507
EQUIPMENT

MEDIA & LEISURE - 5.0%

BROADCASTING - 1.8%

Benedek Communications Corp.      51,900                    104
warrants 7/1/07 (a)

CBS Corp. (a)                     3,410,200                 198,857

CS Wireless Systems, Inc.         911                       0
(a)(g)

MediaOne Group, Inc. (a)          419,100                   33,318

NTL, Inc. warrants 10/14/08       16,463                    823
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Time Warner, Inc.                 2,121,502                $ 169,588

UIH Australia/Pacific, Inc.       26,110                    783
warrants 5/15/06 (a)

                                                            403,473

ENTERTAINMENT - 1.7%

Alliance Gaming Corp. (a)(k)      3,043                     10

Fox Entertainment Group, Inc.     617,400                   14,509
Class A (a)

News Corp. Ltd. sponsored:

ADR                               1,541,200                 73,881

ADR (preferred ltd. vtg.)         831,200                   33,975

Viacom, Inc. Class B              3,891,100                 215,470
(non-vtg.) (a)

Walt Disney Co.                   1,476,300                 53,608

                                                            391,453

LODGING & GAMING - 0.0%

Motels of America, Inc. (a)       3,000                     50

PUBLISHING - 0.8%

McGraw-Hill Companies, Inc.       2,938,000                 164,712

Reader's Digest Association,      400,000                   15,100
Inc. Class A (non-vtg.)

                                                            179,812

RESTAURANTS - 0.7%

McDonald's Corp.                  4,418,200                 164,302

TOTAL MEDIA & LEISURE                                       1,139,090

NONDURABLES - 2.2%

BEVERAGES - 0.6%

Anheuser-Busch Companies,         52,610                    3,551
Inc.

Brown-Forman Corp. Class B        599,600                   33,540

Seagram Co. Ltd.                  1,616,500                 92,828

                                                            129,919

FOODS - 0.1%

Flowers Industries, Inc.          775,800                   9,455

Nabisco Group Holdings Corp.      1,545,600                 13,331

Nabisco Holdings Corp. Class A    278,800                   8,416

                                                            31,202

HOUSEHOLD PRODUCTS - 1.2%

Avon Products, Inc.               1,888,900                 60,091

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Clorox Co.                        761,200                  $ 36,347

Dial Corp.                        279,500                   4,489

Gillette Co.                      200,000                   7,525

Procter & Gamble Co.              1,019,500                 102,842

Unilever NV (NY Shares)           772,565                   35,731

Unilever PLC                      3,545,982                 22,827

                                                            269,852

TOBACCO - 0.3%

Philip Morris Companies, Inc.     3,558,240                 74,501

TOTAL NONDURABLES                                           505,474

RETAIL & WHOLESALE - 0.9%

APPAREL STORES - 0.1%

Mothers Work, Inc. (k)            2,416                     24

The Limited, Inc.                 500,000                   15,344

TJX Companies, Inc.               1,000,000                 16,313

                                                            31,681

GENERAL MERCHANDISE STORES -
0.8%

Ames Department Stores, Inc.      108,200                   2,259
(a)

Target Corp.                      1,827,000                 120,696

Wal-Mart Stores, Inc.             1,172,100                 64,172

                                                            187,127

TOTAL RETAIL & WHOLESALE                                    218,808

SERVICES - 0.0%

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   7,500                     105

SERVICES - 0.0%

Viad Corp.                        500,300                   13,164

TOTAL SERVICES                                              13,269

TECHNOLOGY - 9.3%

COMMUNICATIONS EQUIPMENT - 1.2%

Cisco Systems, Inc. (a)           1,500,000                 164,250

Lucent Technologies, Inc.         1,242,000                 68,621

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Telefonaktiebolaget LM            600,000                  $ 44,738
Ericsson sponsored ADR

Turnstone Systems, Inc.           4,300                     125

                                                            277,734

COMPUTER SERVICES & SOFTWARE
- 1.4%

Automatic Data Processing,        1,741,600                 82,617
Inc.

Computer Sciences Corp. (a)       499,500                   45,892

Microsoft Corp. (a)               1,400,000                 137,025

Unisys Corp. (a)                  1,453,300                 46,324

                                                            311,858

COMPUTERS & OFFICE EQUIPMENT
- 3.7%

Compaq Computer Corp.             5,091,700                 139,385

EMC Corp. (a)                     2,178,600                 232,021

Hewlett-Packard Co.               1,206,900                 130,647

International Business            682,500                   76,568
Machines Corp.

Pitney Bowes, Inc.                5,473,980                 268,225

                                                            846,846

ELECTRONIC INSTRUMENTS - 0.0%

Sequenom, Inc.                    7,500                     195

ELECTRONICS - 3.0%

Insilco Corp. warrants            5,660                     0
8/15/07 (a)

Intel Corp.                       500,000                   49,469

Intersil Holding Corp.            5,510                     1,378
warrants 8/15/09 (a)(g)

Motorola, Inc.                    1,131,200                 154,692

Quantum Effect Devices, Inc.      5,500                     88

Texas Instruments, Inc.           2,507,400                 270,486

Tyco International Ltd.           5,191,524                 221,938

                                                            698,051

TOTAL TECHNOLOGY                                            2,134,684

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.0%

Southwest Airlines Co.            151,800                   2,419

RAILROADS - 0.5%

Burlington Northern Santa Fe      2,952,500                 71,045
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TRANSPORTATION - CONTINUED

RAILROADS - CONTINUED

CSX Corp.                         1,141,100                $ 33,377

Union Pacific Corp.               107,600                   4,304

                                                            108,726

TOTAL TRANSPORTATION                                        111,145

UTILITIES - 5.0%

CELLULAR - 0.4%

ALLTEL Corp.                      1,227,700                 81,949

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        41,555                    332
 .47) (a)

warrants 1/15/07 (CV ratio        8,090                     81
 .6) (a)

McCaw International Ltd.          40,960                    102
warrants 4/16/07 (a)(g)

Orbital Imaging Corp.             630                       13
warrants 3/1/05 (a)(g)

                                                            82,477

ELECTRIC UTILITY - 0.4%

CMS Energy Corp.                  1,393,200                 41,796

DPL, Inc.                         160,800                   3,085

Entergy Corp.                     1,840,700                 45,902

PG&E Corp.                        8,170                     179

                                                            90,962

TELEPHONE SERVICES - 4.2%

AT&T Corp.                        6,410,150                 338,135

BCE, Inc.                         61,500                    6,266

Bell Atlantic Corp.               345,200                   21,381

BellSouth Corp.                   2,751,770                 129,505

KMC Telecom Holdings, Inc.        5,620                     14
warrants 4/15/08 (a)(g)

MCI WorldCom, Inc. (a)            1,853,100                 85,127

Optel Communications Corp.        1,706,343                 4,479
warrants 12/30/04 (a)(k)

Pathnet, Inc. warrants            12,390                    124
4/15/08 (a)(g)

SBC Communications, Inc.          7,699,087                 332,023

Sprint Corp. - FON Group          880,600                   56,964

                                                            974,018

TOTAL UTILITIES                                             1,147,457

TOTAL COMMON STOCKS                                         14,528,645
(Cost $10,826,826)

PREFERRED STOCKS - 1.8%

                                 SHARES                    VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- 0.8%

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Host Marriott Financial Trust     459,900                  $ 15,263
$3.375 QUIPS (g)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications      275,000                   14,713
Ltd. Series C, $3.00 (g)

MEDIA & LEISURE - 0.6%

BROADCASTING - 0.6%

Cox Communications, Inc.          338,000                   34,899
$6.858 PRIZES

MediaOne Group, Inc.              853,100                   100,879
(Vodafone AirTouch PLC)
$3.63 PIES

                                                            135,778

ENTERTAINMENT - 0.0%

Premier Parks, Inc. $4.05 PIES    200,000                   10,800

TOTAL MEDIA & LEISURE                                       146,578

UTILITIES - 0.0%

ELECTRIC UTILITY - 0.0%

Alliant Energy Resources,         72,900                    5,194
Inc. $4.91 (g)

TOTAL CONVERTIBLE PREFERRED                                 181,748
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 1.0%

ENERGY - 0.1%

ENERGY SERVICES - 0.1%

R&B Falcon Corp. 13.875%          9,391                     9,438

FINANCE - 0.0%

INSURANCE - 0.0%

American Annuity Group            6,030                     5,114
Capital Trust II 8.875%

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Fresenius Medical Care            9,690                     8,713
Capital Trust II 7.875%

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.3%

Adelphia Communications Corp.     38,030                    4,069
$13.00

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Citadel Broadcasting Co.          41,897                   $ 4,672
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               254,063                   27,502

Series H, 11.75% pay-in-kind      139,540                   15,245

Granite Broadcasting Corp.        7,239                     7,384
12.75% pay-in-kind

                                                            58,872

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          5,523                     5,716
13.5% pay-in-kind

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Ampex Corp. 8% non-cumulative     723                       1,128

TOTAL TECHNOLOGY                                            6,844

UTILITIES - 0.6%

CELLULAR - 0.3%

Nextel Communications, Inc.:

11.125% pay-in-kind               32,528                    31,796

Series D, 13% pay-in-kind         28,561                    29,418

                                                            61,214

ELECTRIC UTILITY - 0.0%

Entergy Gulf States, Inc.         29,829                    2,897
Series A, adj. rate

TELEPHONE SERVICES - 0.3%

e.spire Communications, Inc.:

$127.50 pay-in-kind               9,400                     2,914

14.75% pay-in-kind                2,895                     897

ICG Holdings, Inc.:

14% pay-in-kind                   3                         3

14.25% pay-in-kind                18,241                    16,599

Intermedia Communications,        14,637                    14,564
Inc. 13.5% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

NEXTLINK Communications, Inc.     652,423                  $ 33,274
14% pay-in-kind

WinStar Communications, Inc.      5,509                     6,060
14.25% (a)

                                                            74,311

TOTAL UTILITIES                                             138,422

TOTAL NONCONVERTIBLE                                        227,403
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                      409,151
(Cost $376,385)



CORPORATE BONDS - 14.2%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 0.8%

MEDIA & LEISURE - 0.6%

BROADCASTING - 0.3%

EchoStar Communications Corp.     -         $ 30,000                              32,325
4.875% 1/1/07 (g)

Liberty Media Corp. 4%            Baa3       17,982                               24,152
11/15/29 (g)

                                                                                  56,477

PUBLISHING - 0.3%

News America Holdings, Inc.       Baa3       78,390                               75,940
liquid yield option notes 0%
3/11/13

TOTAL MEDIA & LEISURE                                                             132,417

TECHNOLOGY - 0.1%

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

EMC Corp. 3.25% 3/15/02           Ba2        4,000                                37,595

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

UTILITIES - 0.1%

CELLULAR - 0.1%

Nextel Communications, Inc.       B1        $ 19,070                             $ 18,164
5.25% 1/15/10 (g)

TOTAL CONVERTIBLE BONDS                                                           188,176

NONCONVERTIBLE BONDS - 13.4%

AEROSPACE & DEFENSE - 0.2%

DEFENSE ELECTRONICS - 0.2%

Raytheon Co.:

5.95% 3/15/01                     Baa2       24,250                               23,794

6.3% 8/15/00                      Baa2       5,000                                4,975

6.45% 8/15/02                     Baa2       11,360                               10,968

                                                                                  39,737

SHIP BUILDING & REPAIR - 0.0%

Newport News Shipbuilding,        B1         3,680                                3,625
Inc. 9.25% 12/1/06

TOTAL AEROSPACE & DEFENSE                                                         43,362

BASIC INDUSTRIES - 0.6%

CHEMICALS & PLASTICS - 0.3%

Avecia Group PLC 11% 7/1/09       B2         4,510                                4,623

Huntsman Corp.:

9.5% 7/1/07 (g)                   B2         5,960                                5,617

9.5% 7/1/07 (g)                   B2         22,170                               20,895

Huntsman ICI Chemicals LLC        B2         6,970                                7,040
10.125% 7/1/09 (g)

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3        6,550                                6,468

9.875% 5/1/07                     Ba3        8,360                                8,256

10.875% 5/1/09                    B2         10,830                               10,749

Monsanto Co. 6% 12/1/05 (g)       A2         3,000                                2,763

                                                                                  66,411

IRON & STEEL - 0.0%

Republic Tech International       B3         5,930                                2,906
LLC/RTI Capital Corp. 13.75%
7/15/09 unit (g)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.1%

Kaiser Aluminum & Chemical
Corp.:

9.875% 2/15/02                    B1        $ 1,430                              $ 1,384

12.75% 2/1/03                     B3         4,510                                4,465

Metals USA, Inc. 8.625%           B2         4,280                                3,852
2/15/08

                                                                                  9,701

PACKAGING & CONTAINERS - 0.1%

Gaylord Container Corp.           Caa1       11,085                               10,032
9.375% 6/15/07

Packaging Corp. of America        B3         10,860                               10,860
9.625% 4/1/09

                                                                                  20,892

PAPER & FOREST PRODUCTS - 0.1%

APP Finance II Mauritius Ltd.     B3         4,045                                2,427
12% 3/15/04

Container Corp. of America        B2         1,020                                1,034
gtd. 9.75% 4/1/03

Fort James Corp. 6.625%           Baa2       3,010                                2,869
9/15/04

Millar Western Forest             B3         11,820                               11,643
Products Ltd. 9.875% 5/15/08

Repap New Brunswick, Inc.         Caa1       4,960                                4,538
yankee 10.625% 4/15/05

Stone Container Corp.:

10.75% 10/1/02                    B1         5,340                                5,500

12.58% 8/1/16 (i)                 B2         810                                  855

                                                                                  28,866

TOTAL BASIC INDUSTRIES                                                            128,776

CONSTRUCTION & REAL ESTATE -
0.3%

CONSTRUCTION - 0.0%

Del Webb Corp. 10.25% 2/15/10     B2         3,810                                3,277

Great Lakes Dredge & Dock         B3         7,800                                8,112
Corp. 11.25% 8/15/08

                                                                                  11,389

REAL ESTATE - 0.1%

Duke Realty LP 7.3% 6/30/03       Baa1       10,000                               9,757

LNR Property Corp. 9.375%         B1         13,585                               12,277
3/15/08

                                                                                  22,034

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

CenterPoint Properties Trust      Baa2      $ 8,720                              $ 8,004
6.75% 4/1/05

Equity Office Properties Trust:

6.625% 2/15/05                    Baa1       10,300                               9,672

6.75% 2/15/08                     Baa1       17,690                               16,151

7.25% 2/15/18                     Baa1       6,005                                5,332

ProLogis Trust 6.7% 4/15/04       Baa1       4,865                                4,555

                                                                                  43,714

TOTAL CONSTRUCTION & REAL                                                         77,137
ESTATE

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Tenneco, Inc. 11.625%             B2         7,170                                7,313
10/15/09 (g)

TEXTILES & APPAREL - 0.0%

Worldtex, Inc. 9.625% 12/15/07    B1         1,800                                1,431

TOTAL DURABLES                                                                    8,744

ENERGY - 0.3%

COAL - 0.0%

P&L Coal Holdings Corp.           B2         8,740                                8,205
9.625% 5/15/08

ENERGY SERVICES - 0.0%

RBF Finance Co. 11.375%           Ba3        2,460                                2,595
3/15/09

OIL & GAS - 0.3%

Anadarko Petroleum Corp. 7.2%     Baa1       23,125                               20,895
3/15/29

Apache Corp.:

7.625% 7/1/19                     Baa1       6,435                                6,108

7.7% 3/15/26                      Baa1       4,785                                4,631

Apache Finance Property Ltd.      Baa1       5,010                                4,570
6.5% 12/15/07

Belden & Blake Corp. 9.875%       Caa3       2,280                                1,072
6/15/07

Chesapeake Energy Corp.:

7.875% 3/15/04                    B3         1,160                                1,027

8.5% 3/15/12                      B3         1,120                                896

9.625% 5/1/05                     B3         5,896                                5,513

Conoco, Inc. 5.9% 4/15/04         A3         7,300                                6,877

Great Lakes Carbon Corp.          B3         5,975                                5,587
10.25% 5/15/08 pay-in-kind

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Plains Resources, Inc.:

Series B 10.25% 3/15/06           B2        $ 3,980                              $ 3,861

Series D 10.25% 3/15/06           B2         1,905                                1,848

Seven Seas Petroleum, Inc.        Caa1       1,510                                453
12.5% 5/15/05

YPF Sociedad Anonima:

7.75% 8/27/07                     B1         1,900                                1,797

8% 2/15/04                        B1         3,800                                3,718

                                                                                  68,853

TOTAL ENERGY                                                                      79,653

FINANCE - 3.3%

BANKS - 1.7%

ABN-Amro Bank NV, Chicago         A1         28,500                               28,073
6.625% 10/31/01

BankBoston Corp. 6.625% 2/1/04    A3         9,640                                9,291

BanPonce Financial Corp.          A3         18,240                               18,037
6.75% 8/9/01

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         19,950                               19,865

5.95% 7/15/01                     A1         40,800                               39,917

Capital One Bank 6.375%           Baa2       20,000                               19,141
2/15/03

Capital One Financial Corp.       Baa3       20,300                               18,665
7.125% 8/1/08

FleetBoston Financial Corp.       A3         2,700                                2,618
7.375% 12/1/09

HSBC Finance Nederland BV         A2         3,000                                2,957
7.4% 4/15/03 (g)

Kansallis-Osake-Pankki (NY        A2         5,285                                5,529
Branch) yankee 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa2       14,825                               14,073

7.375% 9/17/04                    Baa2       3,890                                3,749

yankee 6.5% 11/15/02              Baa2       1,990                                1,908

MBNA Corp.:

6.34% 6/2/03                      Baa2       6,475                                6,151

6.875% 11/15/02                   Baa2       29,550                               28,827

Midlantic Corp. 9.2% 8/1/01       A3         11,550                               11,791

National Westminster Bank PLC     Aa3        9,775                                9,400
7.375% 10/1/09

NationsBank NA 5.92% 6/8/01       Aa2        18,500                               18,064

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

Provident Bank 6.125% 12/15/00    A3        $ 27,500                             $ 27,325

Providian National Bank:

6.25% 5/7/01                      Baa3       20,195                               19,809

6.75% 3/15/02                     Baa3       7,805                                7,593

Sanwa Finance Aruba AEC 8.35%     Baa1       45,800                               45,367
7/15/09

Summit Bancorp 8.625% 12/10/02    BBB+       6,750                                6,893

Union Planters National Bank      A3         13,000                               13,054
6.81% 8/20/01

                                                                                  378,097

CREDIT & OTHER FINANCE - 1.4%

Ahmanson Capital Trust I          A3         6,500                                6,208
8.36% 12/1/26 (g)

Ameriserve Finance                B2         4,300                                2,580
Trust/Ameriserve Capital
Corp. 12% 9/15/06 (g)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       7,640                                5,042

10% 3/15/04                       Caa3       1,230                                726

Associates Corp. of North
America:

6% 4/15/03                        Aa3        9,550                                9,161

6% 7/15/05                        Aa3        45,500                               42,270

AT&T Capital Corp.:

6.25% 5/15/01                     A1         40,260                               39,774

7.5% 11/15/00                     A1         13,530                               13,602

CIT Group, Inc. 5.5% 2/15/04      A1         4,850                                4,498

ERP Operating LP:

6.55% 11/15/01                    A3         7,000                                6,844

7.1% 6/23/04                      A3         10,300                               9,963

Finova Capital Corp. 6.27%        Baa1       2,080                                2,073
9/29/00

First Security Capital I          A3         16,730                               15,665
8.41% 12/15/26

Ford Motor Credit Co. 6.5%        A1         24,230                               23,805
2/28/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        19,025                               16,833

Imperial Credit Capital Trust     B2         3,600                                2,736
I 10.25% 6/14/02

Imperial Credit Industries        B3         9,577                                7,183
9.875% 1/15/07

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        2,110                                1,224

7.6% 8/1/07                       Ba2        3,032                                1,516

7.875% 8/1/03                     Ba2        5,170                                2,585

Newcourt Credit Group, Inc.       A1         20,080                               19,368
6.875% 2/16/05

Popular North America, Inc.       A3         10,000                               9,858
7.375% 9/15/01

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

PX Escrow Corp. 0% 2/1/06 (e)     B3        $ 2,550                              $ 1,148

Spieker Properties LP 6.8%        Baa2       22,460                               21,348
5/1/04

Sprint Capital Corp.:

5.875% 5/1/04                     Baa1       27,585                               25,930

6.875% 11/15/28                   Baa1       13,300                               11,759

The Money Store, Inc. 7.3%        A2         13,900                               13,752
12/1/02

Trizec Finance Ltd. yankee        Baa3       8,968                                9,304
10.875% 10/15/05

TXU Eastern Funding 6.75%         Baa1       5,720                                5,208
5/15/09

                                                                                  331,963

SAVINGS & LOANS - 0.1%

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       14,750                               14,548

7% 6/13/02                        Baa3       14,850                               14,644

                                                                                  29,192

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.375%        A3         13,050                               12,411
5/15/03

ECM Corp. LP 14% 6/10/02 (g)      -          36                                   35

                                                                                  12,446

TOTAL FINANCE                                                                     751,698

HEALTH - 0.1%

DRUGS & PHARMACEUTICALS - 0.0%

Global Health Sciences, Inc.      Caa1       5,760                                2,592
11% 5/1/08

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Fountain View, Inc. 11.25%        Caa1       6,190                                4,704
4/15/08

Harborside Healthcare Corp.       B3         6,200                                1,984
0% 8/1/08 (e)

Mariner Post-Acute Network,       B3         9,440                                94
Inc. 9.5% 11/1/07 (d)

Oxford Health Plans, Inc. 11%     Caa1       10,285                               9,822
5/15/05

Tenet Healthcare Corp. 8.125%     Ba3        7,770                                7,187
12/1/08

Unilab Corp. 12.75% 10/1/09       B3         5,840                                5,957
(g)

                                                                                  29,748

TOTAL HEALTH                                                                      32,340

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

ELECTRICAL EQUIPMENT - 0.0%

Motors & Gears, Inc. 10.75%       B3        $ 6,130                              $ 6,069
11/15/06

Telex Communications, Inc.        B2         5,330                                3,358
10.5% 5/1/07

                                                                                  9,427

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

Thermadyne Holdings Corp. 0%      Caa1       11,150                               4,906
6/1/08 (e)

Thermadyne Manufacturing LLC      B3         7,810                                6,482
9.875% 6/1/08

Tokheim Corp. 11.375% 8/1/08      B3         3,730                                1,940

Tyco International Group SA:

6.875% 9/5/02 (g)                 Baa1       35,000                               34,309

yankee 6.125% 6/15/01             Baa1       38,000                               37,253

                                                                                  84,890

POLLUTION CONTROL - 0.3%

Allied Waste North America,       B2         38,490                               33,486
Inc. 10% 8/1/09

Envirosource, Inc. 9.75%          Caa3       4,840                                3,146
6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Ba1        11,150                               10,977

7.1% 8/1/26                       Ba1        10,860                               10,192

WMX Technologies, Inc. 7.7%       Ba1        10,000                               9,681
10/1/02

                                                                                  67,482

TOTAL INDUSTRIAL MACHINERY &                                                      161,799
EQUIPMENT

MEDIA & LEISURE - 2.1%

BROADCASTING - 1.6%

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         7,930                                6,840

9.875% 3/1/07                     B1         4,460                                4,399

Ascent Entertainment Group,       B3         13,310                               9,983
Inc. 0% 12/15/04 (e)

Century Communications Corp.      B1         790                                  741
8.875% 1/15/07

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (e)                     B2         6,150                                3,598

8.625% 4/1/09                     B2         13,110                               11,996

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Clear Channel Communications,     Baa3      $ 5,420                              $ 4,973
Inc. 7.25% 10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       13,230                               13,536

9% 9/1/08                         Baa2       18,140                               19,339

Cox Communications, Inc.          Baa2       9,320                                9,300
7.75% 8/15/06

Diamond Cable Communications
PLC:

0% 2/15/07 (e)                    B3         8,480                                6,720

yankee 0% 12/15/05 (e)            B3         2,630                                2,505

Earthwatch, Inc. 0% 7/15/07       -          11,190                               7,833
unit (e)(g)

EchoStar DBS Corp. 9.375%         B2         12,030                               11,789
2/1/09

International Cabletel, Inc.      B3         20,440                               18,958
0% 2/1/06 (e)

LIN Holdings Corp. 0% 3/1/08      B3         6,991                                4,474
(e)

Nielsen Media Research, Inc.      Baa2       11,355                               10,954
7.6% 6/15/09

NTL Communications Corp.          B3         8,890                                9,335
11.5% 10/1/08

NTL, Inc. 0% 4/1/08 (e)           B3         2,115                                1,406

Olympus Communications            B1         10,275                               10,429
LP/Olympus Capital Corp.
10.625% 11/15/06

Satelites Mexicanos SA de CV:

9.75% 6/30/04 (g)(i)              B1         9,397                                8,786

10.125% 11/1/04                   B3         15,780                               11,362

TCI Communications, Inc.:

8.25% 1/15/03                     A2         23,130                               23,693

9.8% 2/1/12                       A2         20,180                               23,199

TCI Communications Financing      A3         13,120                               14,498
III 9.65% 3/31/27

Telewest PLC 0% 10/1/07 (e)       B1         20,720                               19,425

Time Warner, Inc.:

6.85% 1/15/26                     Baa3       19,000                               18,531

8.18% 8/15/07                     Baa3       5,425                                5,503

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (e)           B2         24,670                               21,340

Series D 0% 5/15/06 (e)           B2         4,020                                3,477

United International              B3         27,390                               17,940
Holdings, Inc. 0% 2/15/08 (e)

United Pan-Europe
Communications NV:

0% 2/1/10 (e)(g)                  B2         10,525                               5,578

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

United Pan-Europe
Communications NV: - continued

10.875% 8/1/09                    B2        $ 8,860                              $ 8,639

11.25% 2/1/10 (g)                 B2         3,565                                3,583

USA Networks, Inc./USANi LLC      Baa3       8,340                                7,900
6.75% 11/15/05

                                                                                  362,562

ENTERTAINMENT - 0.2%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3         3,920                                3,136

9.5% 2/1/11                       B3         550                                  440

Cinemark USA, Inc. 9.625%         B2         1,970                                1,675
8/1/08

Hollywood Entertainment Corp.     B3         1,620                                1,450
10.625% 8/15/04

Paramount Communications,         Baa3       3,325                                3,307
Inc. 7.5% 1/15/02

Premier Parks, Inc. 0% 4/1/08     B3         10,300                               6,798
(e)

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa1       1,800                                1,134

9.5% 6/1/08                       Caa1       11,860                               8,124

Viacom, Inc. 6.75% 1/15/03        Baa3       21,600                               21,061

                                                                                  47,125

LEISURE DURABLES & TOYS - 0.0%

Marvel Enterprises, Inc. 12%      -          8,410                                7,653
6/15/09

LODGING & GAMING - 0.1%

Horseshoe Gaming LLC 8.625%       B2         30                                   28
5/15/09

KSL Recreation Group, Inc.        B3         9,390                                9,132
10.25% 5/1/07

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         8,500                                5,610

9.75% 10/1/07                     B3         13,680                               6,156

                                                                                  20,926

PUBLISHING - 0.1%

News America Holdings, Inc.       Baa3       6,180                                6,351
8.5% 2/15/05

News America, Inc. 6.625%         Baa3       4,425                                4,082
1/9/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2      $ 6,575                              $ 6,323

8.375% 3/15/23                    Baa2       3,481                                3,564

                                                                                  20,320

RESTAURANTS - 0.1%

AFC Enterprises, Inc. 10.25%      B3         5,275                                5,209
5/15/07

CKE Restaurants, Inc. 9.125%      B2         6,030                                4,643
5/1/09

NE Restaurant, Inc. 10.75%        B3         2,160                                1,895
7/15/08

                                                                                  11,747

TOTAL MEDIA & LEISURE                                                             470,333

NONDURABLES - 0.4%

BEVERAGES - 0.1%

Seagram JE & Sons, Inc.           Baa3       20,110                               18,990
6.625% 12/15/05

FOODS - 0.1%

ConAgra, Inc. 7.125% 10/1/26      Baa1       22,725                               21,439

International Home Foods,         B2         1,670                                1,687
Inc. 10.375% 11/1/06

                                                                                  23,126

HOUSEHOLD PRODUCTS - 0.0%

AKI Holding Corp. 0% 7/1/09       Caa1       1,930                                897
(e)

TOBACCO - 0.2%

Philip Morris Companies, Inc.     A2         27,190                               25,716
7% 7/15/05

RJ Reynolds Tobacco Holdings,     Baa2       16,800                               15,636
Inc. 7.375% 5/15/03

                                                                                  41,352

TOTAL NONDURABLES                                                                 84,365

RETAIL & WHOLESALE - 0.6%

APPAREL STORES - 0.1%

Mothers Work, Inc. 12.625%        B3         6,090                                6,090
8/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

Specialty Retailers, Inc.:

8.5% 7/15/05                      B2        $ 12,790                             $ 3,965

9% 7/15/07                        Caa2       6,720                                1,008

                                                                                  11,063

DRUG STORES - 0.1%

Rite Aid Corp.:

6% 12/15/00 (g)                   B1         4,645                                3,902

6.5% 12/15/05 (g)                 B1         24,320                               16,051

7.125% 1/15/07                    B1         7,925                                5,151

                                                                                  25,104

GENERAL MERCHANDISE STORES -
0.3%

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       11,500                               10,988

8.5% 6/15/03                      Baa1       60,285                               61,686

                                                                                  72,674

GROCERY STORES - 0.1%

Ameriserve Food Distribution,     B3         5,280                                1,531
Inc. 8.875% 10/15/06

Jitney-Jungle Stores of
America, Inc.:

10.375% 9/15/07 (d)               C          1,450                                18

12% 3/1/06 (d)                    Caa3       1,780                                347

Kroger Co. 6% 7/1/00              Baa3       21,310                               21,172

Pathmark Stores, Inc. 9.625%      Caa3       2,750                                2,035
5/1/03

                                                                                  25,103

TOTAL RETAIL & WHOLESALE                                                          133,944

SERVICES - 0.2%

LEASING & RENTAL - 0.0%

Rent-A-Center, Inc. 11%           B2         6,920                                7,024
8/15/08

PRINTING - 0.1%

Sullivan Graphics, Inc.           Caa1       10,940                               11,268
12.75% 8/1/05

World Color Press, Inc. 7.75%     Baa3       3,990                                3,741
2/15/09

                                                                                  15,009

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - CONTINUED

SERVICES - 0.1%

AP Holdings, Inc. 0% 3/15/08      Caa2      $ 1,380                              $ 511
(e)

Apcoa, Inc. 9.25% 3/15/08         Caa1       9,285                                6,407

Medaphis Corp. 9.5% 2/15/05       Caa1       10,385                               7,996

SITEL Corp. 9.25% 3/15/06         B3         1,240                                1,110

                                                                                  16,024

TOTAL SERVICES                                                                    38,057

TECHNOLOGY - 0.9%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Concentric Network Corp.          B-         4,690                                5,042
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (e)                    B3         10,584                               6,774

12% 2/15/10 (g)                   B3         5,340                                5,367

12.5% 2/15/09                     B3         6,280                                6,468

DecisionOne Corp. 9.75%           B3         4,920                                18
8/1/07 (d)

Exodus Communications, Inc.       B-         9,510                                9,700
10.75% 12/15/09 (g)

PSINet, Inc.:

10.5% 12/1/06 (g)                 B3         3,550                                3,559

11% 8/1/09                        B3         6,270                                6,411

11.5% 11/1/08                     B3         1,740                                1,818

Verio, Inc.:

10.625% 11/15/09 (g)              B3         3,520                                3,626

11.25% 12/1/08                    B3         1,250                                1,313

                                                                                  50,096

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

Comdisco, Inc.:

5.95% 4/30/02                     Baa1       19,000                               18,170

6.375% 11/30/01                   Baa1       24,500                               23,933

7.25% 9/1/02                      Baa1       37,350                               36,820

9.25% 7/6/00                      Baa2       7,625                                7,715

9.28% 6/5/00                      Baa1       2,000                                2,019

9.3% 6/27/00                      Baa2       2,000                                2,020

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Comdisco, Inc.: - continued

9.5% 1/28/02                      Baa2      $ 2,580                              $ 2,657

Globix Corp. 12.5% 2/1/10 (g)     -          7,120                                7,191

                                                                                  100,525

ELECTRONIC INSTRUMENTS - 0.1%

Telecommunications Techniques     B3         15,230                               13,897
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.2%

ChipPAC International Ltd.        B3         3,820                                3,935
12.75% 8/1/09 (g)

Communications Instruments,       B3         2,790                                2,316
Inc. 10% 9/15/04

Fairchild Semiconductor Corp.     B3         6,370                                6,338
10.375% 10/1/07

Hadco Corp. 9.5% 6/15/08          B2         7,680                                7,296

Insilco Corp. 12% 8/15/07         B3         5,660                                5,490

Intersil Corp. 13.25% 8/15/09     B3         5,510                                6,171
(g)

Micron Technology, Inc. 6.5%      B3         9,000                                7,290
9/30/05 (k)

SCG Holding                       B2         7,170                                7,600
Corp./Semiconductor
Components Industries LLC
12% 8/1/09 (g)

Viasystems, Inc. 9.75% 6/1/07     B3         675                                  510

                                                                                  46,946

TOTAL TECHNOLOGY                                                                  211,464

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc. 8.77% 1/2/11      Ba2        8,728                                8,400

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       5,265                                5,094

7.73% 9/15/12                     Baa1       3,425                                3,332

Kitty Hawk, Inc. 9.95%            B1         7,070                                6,717
11/15/04

                                                                                  23,543

RAILROADS - 0.4%

Burlington Northern Santa Fe
Corp.:

6.53% 7/15/37                     Baa2       20,000                               19,014

6.875% 12/1/27                    Baa2       12,000                               10,509

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - CONTINUED

RAILROADS - CONTINUED

Burlington Northern Santa Fe
Corp.: - continued

7.29% 6/1/36                      Baa2      $ 22,430                             $ 21,248

Norfolk Southern Corp. 7.05%      Baa1       39,550                               38,497
5/1/37

                                                                                  89,268

SHIPPING - 0.0%

Holt Group, Inc. 9.75% 1/15/06    Caa1       2,345                                1,466

TOTAL TRANSPORTATION                                                              114,277

UTILITIES - 3.2%

CELLULAR - 0.8%

Cable & Wireless                  Baa1       54,965                               53,532
Communications PLC 6.375%
3/6/03

Cellnet Data Systems, Inc.:

0% 10/1/07 (e)                    -          25,140                               2,891

15% 2/7/00 (k)                    -          1,143                                1,143

McCaw International Ltd. 0%       Caa1       40,870                               30,039
4/15/07 (e)

Metrocall, Inc.:

10.375% 10/1/07                   B3         4,640                                2,668

11% 9/15/08                       B3         2,360                                1,369

Millicom International            Caa1       26,640                               23,177
Cellular SA 0% 6/1/06 (e)

Nextel Communications, Inc.       B1         11,250                               10,828
9.375% 11/15/09 (g)

Nextel International, Inc. 0%     Caa1       22,310                               13,832
4/15/08 (e)

Orbital Imaging Corp.:

11.625% 3/1/05                    CCC+       1,890                                1,238

11.625% 3/1/05                    CCC+       2,570                                1,683

Orion Network Systems, Inc.       B2         8,015                                4,168
0% 1/15/07 (e)

PageMart Nationwide, Inc. 0%      B3         12,395                               11,651
2/1/05 (e)

PageMart Wireless, Inc. 0%        Caa2       11,720                               4,688
2/1/08 (e)

Telesystem International
Wireless, Inc.:

0% 6/30/07 (e)                    Caa1       11,050                               7,293

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Telesystem International
Wireless, Inc.: - continued

0% 11/1/07 (e)                    Caa1      $ 12,540                             $ 7,085

Voicestream Wireless              B2         9,160                                9,389
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09
(g)

                                                                                  186,674

ELECTRIC UTILITY - 0.6%

Avon Energy Partners Holdings:

6.46% 3/4/08 (g)                  Baa2       25,500                               22,812

6.73% 12/11/02 (g)                Baa2       17,000                               16,588

7.05% 12/11/07 (g)                Baa2       18,000                               16,500

DR Investments UK PLC yankee      A2         32,000                               31,526
7.1% 5/15/02 (g)

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (g)                A3         42,405                               37,825

yankee 7.25% 12/15/06 (g)         A3         9,250                                8,642

Texas Utilities Co. 6.375%        Baa3       13,890                               12,524
1/1/08

                                                                                  146,417

GAS - 0.3%

CMS Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       11,950                               11,239

7% 7/15/29                        Baa3       9,050                                8,040

Kern River Funding Corp.          A3         20,000                               19,740
6.72% 9/30/01 (g)

Southwest Gas Corp. 9.75%         Baa2       20,650                               21,366
6/15/02

                                                                                  60,385

TELEPHONE SERVICES - 1.5%

Allegiance Telecom, Inc. 0%       B3         4,315                                3,096
2/15/08 (e)

e.spire Communications, Inc.      -          8,120                                3,329
0% 7/1/08 (e)

Focal Communications Corp.        B3         3,215                                3,303
11.875% 1/15/10 (g)

GST Network Funding, Inc. 0%      -          7,190                                4,026
5/1/08 (e)

GST Equipment Funding, Inc.       -          3,200                                3,184
13.25% 5/1/07

GST Telecommunications, Inc.      -          9,605                                9,221
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (e)     -          8,185                                6,323

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Hyperion Telecommunications,
Inc.:

0% 4/15/03 (e)                    B3        $ 710                                $ 632

12% 11/1/07                       Caa1       2,135                                2,210

ICG Holdings, Inc.:

0% 9/15/05 (e)                    B3         8,550                                7,845

0% 5/1/06 (e)                     B3         3,560                                2,857

ICG Services, Inc.:

0% 2/15/08 (e)                    B3         27,170                               15,283

0% 5/1/08 (e)                     B3         2,010                                1,095

KMC Telecom Holdings, Inc.:

0% 2/15/08 (e)                    Caa2       11,340                               6,294

13.5% 5/15/09                     Caa2       6,350                                6,366

Logix Communications              -          9,910                                6,937
Enterprises, Inc. 12.25%
6/15/08

MCI WorldCom, Inc.:

6.4% 8/15/05                      A3         9,695                                9,208

8.875% 1/15/06                    A3         28,746                               30,062

Metromedia Fiber Network,         B2         8,260                                8,239
Inc. 10% 11/15/08

NEXTLINK Communications, Inc.:

0% 12/1/09 (e)(g)                 B2         1,770                                996

10.75% 11/15/08                   B3         230                                  231

10.75% 6/1/09                     B2         7,260                                7,314

Optel Communications Corp.        -          9,938                                9,317
15% 12/30/04 (k)

Pathnet, Inc. 12.25% 4/15/08      -          12,390                               8,054

Rhythms NetConnections, Inc.:

0% 5/15/08 (e)                    B3         15,160                               8,186

12.75% 4/15/09                    B3         5,270                                5,007

Telecomunicaciones de Puerto      Baa2       16,450                               15,349
Rico, Inc. 6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       32,523                               30,360

7.7% 7/20/29                      Baa1       33,319                               30,431

Teligent, Inc.:

0% 3/1/08 (e)                     Caa1       11,550                               6,699

11.5% 12/1/07                     Caa1       3,890                                3,744

WinStar Communications, Inc.:

0% 10/15/05 (e)                   Caa1       12,060                               10,975

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:
- continued

0% 10/15/05 (e)                   Caa1      $ 19,150                             $ 30,640

0% 3/15/08 (e)                    CCC        11,200                               11,200

10% 3/15/08                       CCC        11,235                               10,449

15% 3/1/07                        CCC        2,830                                4,019

WinStar Equipment Corp. 12.5%     B3         5,300                                5,618
3/15/04

WinStar Equipment II Corp.        CCC+       2,350                                2,468
12.5% 3/15/04

                                                                                  330,567

TOTAL UTILITIES                                                                   724,043

TOTAL NONCONVERTIBLE BONDS                                                        3,059,992

TOTAL CORPORATE BONDS                                                             3,248,168
(Cost $3,407,523)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 8.4%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.1%

Fannie Mae:

6.5% 8/15/04                      Aaa        13,510                               13,138

6.5% 4/29/09                      Aaa        154,990                              143,632

Federal Agricultural Mortgage
Corp.:

7.01% 8/10/03                     Aaa        1,040                                1,032

7.01% 8/10/04                     Aaa        1,340                                1,326

7.04% 8/10/05                     Aaa        5,100                                5,034

Freddie Mac 6.25% 7/15/04         Aaa        1,340                                1,290

Government Loan Trusts            Aaa        8,516                                8,773
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development)  8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        12,059                               12,317

Class 2-E, 9.4% 5/15/02           Aaa        7,393                                7,567

Class T-3, 9.625% 5/15/02         Aaa        7,238                                7,418

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Israel Export Trust               Aaa       $ 2,944                              $ 2,934
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994-1, 6.88% 1/26/03

Overseas Private Investment       -          28,696                               27,858
Corp. U.S. Government
guaranteed participation
certificate Series 1996-A1,
6.726% 9/15/10 (callable)

Private Export Funding Corp.
secured:

6.86% 4/30/04                     Aaa        2,111                                2,090

7.9% 3/31/00                      Aaa        12,750                               12,786

                                                                                  247,195

U.S. TREASURY OBLIGATIONS -
7.3%

U.S. Treasury Bonds:

6.375% 8/15/27                    Aaa        83,700                               81,333

6.875% 8/15/25                    Aaa        89,760                               92,495

8% 11/15/21                       Aaa        286,600                              329,590

8.75% 5/15/17                     Aaa        750                                  903

8.875% 8/15/17                    Aaa        113,965                              138,788

9.875% 11/15/15                   Aaa        160,550                              208,665

11.625% 11/15/04                  Aaa        48,000                               57,315

12% 5/15/05                       Aaa        63,000                               77,283

12.375% 5/15/04                   Aaa        15,756                               18,954

14% 11/15/11                      Aaa        18,400                               25,418

U.S. Treasury Notes:

4% 10/31/00                       Aaa        106,500                              104,752

6.5% 5/31/02                      Aaa        135,400                              134,892

6.625% 6/30/01                    Aaa        12,950                               12,956

7% 7/15/06                        Aaa        281,700                              285,002

U.S. Treasury Notes - coupon      Aaa        221,100                              100,421
STRIPS  0% 11/15/11

                                                                                  1,668,767

TOTAL U.S. GOVERNMENT AND                                                         1,915,962
GOVERNMENT  AGENCY OBLIGATIONS
(Cost $1,982,848)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 10.2%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FANNIE MAE - 8.1%

5.5% 10/1/08 to 5/1/14            Aaa       $ 185,529                            $ 170,871

6% 10/1/08 to 1/1/29              Aaa        338,632                              309,077

6.5% 12/1/06 to 8/1/29            Aaa        946,524                              879,131

7% 5/1/23 to 10/1/29              Aaa        133,463                              127,313

7.5% 8/1/07 to 10/1/29            Aaa        154,133                              150,478

7.5% 1/1/28 (h)                   Aaa        6,765                                6,600

8% 8/1/26 to 10/1/29              Aaa        56,265                               56,131

8% 2/1/30 (h)                     Aaa        140,000                              139,606

8.5% 1/1/09 to 7/1/21             Aaa        49                                   50

10% 8/1/17                        Aaa        42                                   44

                                                                                  1,839,301

FREDDIE MAC - 0.0%

8% 10/1/16 to 4/1/20              Aaa        1,962                                1,956

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.1%

6% 9/15/08 to 12/15/10            Aaa        19,674                               18,615

6.5% 6/15/02 to 5/15/29           Aaa        197,535                              182,766

7% 10/15/17 to 12/15/28           Aaa        78,665                               74,866

7.5% 8/15/21 to 9/15/29           Aaa        142,937                              139,895

8% 4/15/00 to 10/15/25            Aaa        49,967                               50,193

8.5% 11/15/05 to 11/15/22         Aaa        3,395                                3,475

9% 3/15/10 to 5/15/22             Aaa        645                                  673

9.5% 7/15/09 to 3/15/23           Aaa        5,671                                5,999

10% 11/15/09 to 1/15/26           Aaa        6,899                                7,384

11% 3/15/10 to 7/20/20            Aaa        2,155                                2,348

                                                                                  486,214

TOTAL U.S. GOVERNMENT AGENCY                                                      2,327,471
- MORTGAGE SECURITIES
(Cost $2,443,315)

ASSET-BACKED SECURITIES - 0.7%



Airplanes pass through trust      Ba2        5,041                                4,134
10.875% 3/15/19

American Express Credit           A1         14,200                               13,387
Account Master Trust 6.1%
12/15/06

Arcadia Automobile                Aaa        11,809                               11,800
Receivables Trust 6.5%
6/17/02

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Chase Manhattan Grantor Trust:

6.61% 9/15/02                     Aaa       $ 5,614                              $ 5,602

6.76% 9/15/02                     A3         1,470                                1,463

Chevy Chase Auto Receivables
Trust:

5.9% 7/15/03                      Aaa        6,841                                6,781

6.6% 12/15/02                     Aaa        2,199                                2,195

Contimortgage Home Equity         Aaa        8,555                                8,515
Loan Trust 6.26% 7/15/12

Discover Card Master Trust I      A2         12,421                               11,969
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       14,100                               13,763

6.4% 12/15/02                     Baa2       8,660                                8,444

6.87% 11/15/04                    A2         13,200                               12,971

Key Auto Finance Trust:

6.3% 10/15/03                     A2         8,609                                8,542

6.65% 10/15/03                    Baa3       2,524                                2,516

Premier Auto Trust 5.59%          Aaa        42,000                               40,399
2/9/04

TOTAL ASSET-BACKED SECURITIES                                                     152,481
(Cost $157,151)

COMMERCIAL MORTGAGE
SECURITIES - 1.2%



ACP Mortgage LP Series 1,         BBB        1,999                                1,875
Class E 6.9716% 2/28/28
(g)(i)

Berkeley Federal Bank & Trust     -          6,080                                4,239
FSB Series 1994 Class 1B
7.3514% 8/1/24 (g)(i)

CBM Funding Corp. Series          BBB        12,500                               11,912
1996-1B Class C, 7.86% 2/1/08

CS First Boston Mortgage
Securities Corp.:

Series 1995-WF1 Class A-2,        AAA        20,523                               20,157
6.648% 12/21/27

Series 1997-C2 Class D, 7.27%     Baa2       22,200                               20,264
1/17/35

Series 1998-FL1:

Class D, 6.3275% 12/10/00         A2         20,100                               20,006
(g)(i)

Class E, 6.6725% 1/10/13          Baa2       42,880                               42,357
(g)(i)

Danmall Finance, Inc. Series      -          2,461                                2,497
1 Class D, 13.12% 10/21/24

Equitable Life Assurance          A2         6,000                                5,818
Society of the United States
Series 174 Class C-1, 7.52%
5/15/06 (g)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.1256% 4/13/39 (i)      -         $ 3,500                              $ 2,792

Class E, 8.1256% 4/1/39 (i)       -          2,900                                2,041

General Motors Acceptance         Ba3        3,500                                2,715
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (g)

GS Mortgage Securities Corp.      Baa3       20,000                               16,790
II Series 1998-GLII Class E,
7.1905% 4/13/31 (g)(i)

LB Multifamily Mortgage Trust     Caa1       2,554                                2,043
Series 1991-4 Class A1,
7.2615% 4/25/21 (i)

Morgan Stanley Capital I,         -          3,596                                3,596
Inc. Series 1996-MBL1 Class
E, 8.2844% 5/25/21 (g)(i)

Nomura Asset Securities Corp.     Baa2       55,000                               48,383
Series 1998-D6 Class A-4,
7.5973% 3/17/28 (i)

Nomura Depositor Trust:

floater Series 1998-ST1A          -          2,200                                2,002
Class B2, 10.0313% 1/15/03
(g)(i)

Series 1998-ST1A Class B1A,       -          3,500                                3,215
8.5313% 1/15/03 (g)(i)

Penn Mutual Life Insurance        -          6,500                                4,048
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML
Class K, 7.9% 11/15/26 (g)

Resolution Trust Corp.:

Series 1991-M2 Class A3,          Baa3       1,027                                832
6.9066% 9/25/20 (i)

Series 1995-C2 Class D, 7%        Baa2       3,448                                3,377
5/25/27

Structured Asset Securities
Corp.:

Series 1992-M1 Class C, 7.05%     B2         2,200                                2,042
11/25/02

Series 1995-C1:

Class E, 7.375% 9/25/24 (g)       BB         7,896                                6,905

Class F, 7.375% 9/25/24 (g)       -          3,000                                2,300

Series 1996 CFL Class E,          BBB        11,188                               10,905
7.75% 2/25/28

Series 1996-CFL Class G,          B+         3,500                                2,894
7.75% 2/25/28 (g)

Thirteen Affiliates of            Aaa        32,000                               29,661
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (g)

TOTAL COMMERCIAL MORTGAGE                                                         275,666
SECURITIES
(Cost $288,512)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - 0.2%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Korean Republic yankee:

8.75% 4/15/03                     Baa2      $ 7,025                              $ 7,161

8.875% 4/15/08                    Baa2       10,630                               10,976

Province of Manitoba yankee       Aa3        5,000                                4,930
6.75% 3/1/03

Province of Quebec yankee         A2         16,750                               16,188
6.86% 4/15/26 (f)

Quebec Province yankee:

7.125% 2/9/24                     A2         2,560                                2,376

7.5% 7/15/23                      A2         10,060                               9,787

TOTAL FOREIGN GOVERNMENT AND                                                      51,418
GOVERNMENT  AGENCY OBLIGATIONS
(Cost $53,908)

SUPRANATIONAL OBLIGATIONS -
0.0%



Inter-American Development        Aaa        10,850                               10,185
Bank yankee  6.29% 7/16/27
(Cost $10,782)


CASH EQUIVALENTS - 0.6%

                                             SHARES

Taxable Central Cash Fund,                   145,951,968                          145,952
5.45% (c) (Cost $145,952)

TOTAL INVESTMENT PORTFOLIO -                                                      23,065,099
100.7%
(Cost $19,693,202)

NET OTHER ASSETS - (0.7)%                                                          (151,752)

NET ASSETS - 100%                                                               $ 22,913,347


SECURITY TYPE ABBREVIATIONS

PIES                         -   Premium Income  Equity
                                 Securities

PRIZES                       -   Participating Redeemable
                                 Indexed Zero-Premium
                                 Exchangeable Securities

QUIPS                        -   Quarterly Income Preferred
                                 Securities

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $630,030,000 or 2.7% of net assets.

(h) Security purchased on a delayed delivery or when-issued basis.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE     ACQUISITION COST (000S)

Alliance Gaming   Corp.        7/28/98              $ 0

Cellnet Data   Systems, Inc.   11/10/99 - 1/4/00    $ 1,143
 15% 2/7/00

Micron   Technology, Inc.      3/3/99               $ 6,965
6.5% 9/30/05

Mothers   Work, Inc.           6/18/98              $ 21

Optel   Communications  Corp.  12/31/97             $ 506
warrants   12/30/04

Optel   Communications  Corp.  12/31/97 - 12/30/99  $ 9,432
15%   12/30/04

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        22.1%      AAA, AA, A    21.4%

Baa               6.4%       BBB           6.0%

Ba                0.6%       BB            0.7%

B                 3.3%       B             3.5%

Caa               1.1%       CCC           0.7%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate
cost of investment securities for income tax purposes was $19,749,070,000.
Net unrealized appreciation aggre-
gated $3,316,029,000, of which $4,339,736,000 related to appreciated investment securities and $1,023,707,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                    JANUARY 31, 2000

ASSETS

Investment in securities, at              $ 23,065,099
value (cost $19,693,202) -
See accompanying schedule

Cash                                       1,947

Receivable for investments                 180,875
sold

Receivable for fund shares                 13,927
sold

Dividends receivable                       14,963

Interest receivable                        105,080

Other receivables                          1,094

 TOTAL ASSETS                              23,382,985

LIABILITIES

Payable for investments        $ 197,178
purchased Regular delivery

 Delayed delivery               147,421

Payable for fund shares         112,110
redeemed

Accrued management fee          8,357

Other payables and accrued      4,572
expenses

 TOTAL LIABILITIES                         469,638

NET ASSETS                                $ 22,913,347

Net Assets consist of:

Paid in capital                           $ 19,492,468

Undistributed net investment               62,189
income

Accumulated undistributed net              (13,219)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                3,371,909
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 1,231,377                 $ 22,913,347
shares outstanding

NET ASSET VALUE, offering                  $18.61
price and redemption price
per share ($22,913,347
(divided by) 1,231,377
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS       SIX
                           MONTHS ENDED JANUARY 31, 2000

INVESTMENT INCOME                              $ 121,729
Dividends

Interest                                        333,129

Security lending                                8

 TOTAL INCOME                                   454,866

EXPENSES

Management fee                   $ 52,879

Transfer agent fees               24,735

Accounting and security           629
lending fees

Non-interested trustees'          45
compensation

Custodian fees and expenses       301

Registration fees                 546

Audit                             115

Legal                             98

Reports to shareholders           480

Miscellaneous                     52

 Total expenses before            79,880
reductions

 Expense reductions               (1,862)       78,018

NET INVESTMENT INCOME                           376,848

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            244,541

 Foreign currency transactions    (116)         244,425

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (1,064,234)

 Assets and liabilities in        (51)          (1,064,285)
foreign currencies

NET GAIN (LOSS)                                 (819,860)

NET INCREASE (DECREASE) IN                     $ (443,012)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
                                 2000

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 376,848                     $ 816,171
income

 Net realized gain (loss)         244,425                       1,291,729

 Change in net unrealized         (1,064,285)                   (189,272)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (443,012)                     1,918,628
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (382,062)                     (848,159)
From net investment income

 From net realized gain           (1,227,325)                   (1,843,513)

 TOTAL DISTRIBUTIONS              (1,609,387)                   (2,691,672)

Share transactions Net            1,825,449                     4,290,936
proceeds from sales of shares

 Reinvestment of distributions    1,536,777                     2,565,257

 Cost of shares redeemed          (4,136,006)                   (5,283,873)

 NET INCREASE (DECREASE) IN       (773,780)                     1,572,320
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (2,826,179)                   799,276
IN NET ASSETS

NET ASSETS

 Beginning of period              25,739,526                    24,940,250

 End of period (including        $ 22,913,347                  $ 25,739,526
undistributed net investment
income of $62,189 and
$67,403, respectively)

OTHER INFORMATION
Shares

 Sold                             96,690                        215,648

 Issued in reinvestment of        79,873                        140,924
distributions

 Redeemed                         (218,351)                     (265,773)

 Net increase (decrease)          (41,788)                      90,799


FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,

                                2000                          1999                  1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 20.22                       $ 21.09               $ 20.37   $ 17.34   $ 16.69   $ 15.93
of period

Income from Invest- ment
Operations

Net investment income            .29 D                         .64 D                 .69 D     .66 D     .64       .42

Net realized  and unrealized     (.63)                         .73                   1.68      4.57      1.00      1.53
gain (loss)

Total from  investment           (.34)                         1.37                  2.37      5.23      1.64      1.95
operations

Less Distributions

 From net investment income      (.30)                         (.68)                 (.69)     (.66)     (.55)     (.44)

From net realized gain           (.97)                         (1.56)                (.96)     (1.54)    (.44)     (.75)

Total distributions              (1.27)                        (2.24)                (1.65)    (2.20)    (.99)     (1.19)

Net asset value,  end of        $ 18.61                       $ 20.22               $ 21.09   $ 20.37   $ 17.34   $ 16.69
period

TOTAL RETURN B, C                (1.81)%                       8.03%                 12.56%    33.63%    10.06%    13.03%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period      $ 22,913                      $ 25,740              $ 24,940  $ 22,327  $ 16,699  $ 14,387
(in millions)

Ratio of expenses  to average    .64% A                        .64%                  .64%      .67%      .74%      .77%
 net assets

Ratio of expenses  to average    .63% A, E                     .63% E                .63% E    .66% E    .72% E    .77%
 net assets  after expense
reductions

Ratio of net invest- ment        3.04% A                       3.23%                 3.40%     3.69%     3.44%     3.50%
income  to average  net
assets

Portfolio turnover rate          72% A                         80%                   84%       80%       139%      76%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $22,263,000 or 0.1% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $8,634,219,000 and $9,597,505,000, respectively, of which U.S. government and government agency obligations aggregated
$2,674,190,000 and $1,897,993,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $303,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no loans outstanding.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,190,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $16,000 and $656,000, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of
Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at January 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
March 13, 2000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Money Management, Inc. (FIMM)
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Bettina Doulton, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

BAL-SANN-0300  95619
1.700677.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Congress Street Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Exchange Fund
Fidelity (registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com